AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2001.

                                                           FILE NO. 333-23271
                                                           FILE NO. 811-08091
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.            [ ]
                         POST-EFFECTIVE AMENDMENT NO. 7           [X]
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT NO. 7           [X]

                                   ----------

                         THE PRUDENTIAL DISCOVERY SELECT
                                 GROUP VARIABLE
                                CONTRACT ACCOUNT
                           (Exact Name of Registrant)


                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)
                        213 WASHINGTON STREET, 15TH FLOOR
                              NEWARK, NJ 07102-2992
                  DEPOSITOR'S TELEPHONE NUMBER: (973) 802-6997


                                   ----------


                          C. CHRISTOPHER SPRAGUE, ESQ.
                            ASSISTANT GENERAL COUNSEL
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                       213 WASHINGTON STREET, 15TH FLOOR
                              NEWARK, NJ 07102-2992
               (Name and address of agent for service of process)


                                    Copy to:

                           CHRISTOPHER E. PALMER, ESQ.
                                 SHEA & GARDNER
                          1800 MASSACHUSETTS AVE., N.W.
                             WASHINGTON, D.C. 20036

                                   ----------

It is proposed that this filing will become effective (check appropriate space):

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  on May 1, 2001 pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a) of Rule 485
     [ ]  on May 1, 2001 pursuant to paragraph (a) of Rule 485

                     Title of Securities Being Registered:
                 Interests in Group Variable Annuity Contracts.

================================================================================

PROSPECTUS                                                          MAY 1, 2001

THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
GROUP VARIABLE ANNUITY CONTRACTS

DISCOVERY SELECT
                               ------------------
       GROUP RETIREMENT ANNUITY

This prospectus describes the DISCOVERY SELECT(SM) Group Variable Annuity Contracts* (the "Contracts"). The Contracts are group variable annuity contracts sold by The Prudential Insurance Company of America ("Prudential") to retirement plans qualifying for federal tax benefits under sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 as amended (the "Code") and to non-qualified defined contribution annuity plans. In this Prospectus, Prudential may be referred to as either "Prudential" or as "we" or "us". We may refer to a participant under a retirement plan as "you."

We sell one of the Contracts (the "Small Plan Contract") exclusively to retirement plans qualified under Sections 401(k) or 401(a) of the Code that generally have 100 or fewer participants. We may delegate most of the administrative services in connection with those Contracts to a third party recordkeeper (the "Small Plan Contract Recordkeeper").

As a plan participant, you can allocate contributions made on your behalf in a number of ways. You can allocate contributions to one or more of the 22 Subaccounts. Each Subaccount invests in one of the following portfolios of The Prudential Series Fund, Inc. (the "Prudential Series Fund") or other listed portfolios (collectively, the "Funds"):

                                     THE PRUDENTIAL SERIES FUND, INC.

Money Market Portfolio                 Flexible Managed Portfolio         Equity Portfolio
Diversified Bond Portfolio             High Yield Bond Portfolio          Prudential Jennison Portfolio
Government Income Portfolio            Stock Index Portfolio              Global Portfolio
Conservative Balanced Portfolio        Value Portfolio

--------------------------------------------------------------------------------------------------------

                                    AIM VARIABLE INSURANCE FUNDS

                  AIM V.I. Growth and Income Fund AIM             V.I. Value Fund

             JANUS ASPEN SERIES                                            MFS VARIABLE INSURANCE TRUST
              Growth Portfolio                                                Emerging Growth Series
       International Growth Portfolio                                             Research Series

           OCC ACCUMULATION TRUST                                        T. ROWE PRICE EQUITY SERIES, INC.
              Managed Portfolio                                               Equity Income Portfolio
             Small Cap Portfolio

  T. ROWE PRICE INTERNATIONAL SERIES, INC.                              CREDIT SUISSE WARBURG PINCUS TRUST
        International Stock Portfolio                                  Global Post-Venture Capital Portfolio


You also can allocate contributions to the Guaranteed Interest Account, which guarantees a stipulated rate of interest if held for a specified period of time. In this Prospectus, we do not describe that account in detail. Rather, we mention the Guaranteed Interest Account only where necessary to explain how the Prudential Discovery Select Group Variable Contract Account works.

                               ------------------

In this Prospectus, we provide information that you should know before you invest. We have filed additional information about the Contracts with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information ("SAI"), dated May 1, 2001. That SAI is legally a part of this Prospectus. If you are a participant in certain types of plans (generally 403(b) plans), you can get a copy of the SAI free of charge by contacting us at the address or telephone number shown on the cover page. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The SEC's mailing address is 450 Fifth Street, N.W., Washington, DC 20549, and its public reference number is (800) SEC-0330.

The accompanying prospectuses for the Funds and the related statements of additional information describe the investment objectives and risks of investing in the Funds. We may offer additional Funds and Subaccounts in the future. The contents of the SAI with respect to the Contracts appears on page 43 of this Prospectus.

                               ------------------

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS. READ THOSE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

AS WITH ALL VARIABLE ANNUITY CONTRACTS, THE FACT THAT WE HAVE REGISTERED THE CONTRACTS WITH THE SEC DOES NOT MEAN THAT THE SEC HAS DETERMINED THAT THE CONTRACTS ARE A GOOD INVESTMENT. NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                         Prudential Retirement Services
                             30 Scranton Office Park
                             Scranton, PA 18507-1789
                            Telephone 1-800-458-6333

* DISCOVERY SELECT IS A SERVICE MARK OF PRUDENTIAL

                               PROSPECTUS CONTENTS

                                                                            PAGE
                                                                            ----
GLOSSARY .................................................................   1

BRIEF DESCRIPTION OF THE CONTRACTS .......................................   2

FEE TABLES ...............................................................   4

GENERAL INFORMATION ABOUT PRUDENTIAL, PRUDENTIAL
 DISCOVERY SELECT GROUP
  VARIABLE CONTRACT ACCOUNT AND THE INVESTMENT
 OPTIONS AVAILABLE UNDER
  THE CONTRACTS ..........................................................  12
  PRUDENTIAL INSURANCE COMPANY OF AMERICA ................................  12
  PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT ............  13
  THE FUNDS ..............................................................  13

  GUARANTEED INTEREST ACCOUNT ............................................  17


THE CONTRACTS ............................................................  17
  THE ACCUMULATION PERIOD ................................................  18

  ALLOCATION OF PURCHASE PAYMENTS ........................................  19

  ASSET ALLOCATION PROGRAM ...............................................  19
  TRANSFERS ..............................................................  19
  DOLLAR COST AVERAGING ..................................................  21
  AUTO-REBALANCING .......................................................  22
  WITHDRAWALS ............................................................  22
  SYSTEMATIC WITHDRAWAL PLAN .............................................  23
  TEXAS OPTIONAL RETIREMENT PLAN .........................................  24
  DEATH BENEFIT ..........................................................  25
  DISCONTINUANCE OF CONTRIBUTIONS ........................................  26
  LOAN PROVISION .........................................................  27
  MODIFIED PROCEDURES ....................................................  28

CHARGES, FEES AND DEDUCTIONS .............................................  28
  ADMINISTRATIVE FEE AND ANNUAL ACCOUNT CHARGE ...........................  28
  CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS ........................  29
  EXPENSES INCURRED BY THE FUNDS .........................................  29
  WITHDRAWAL CHARGE ......................................................  29
  LIMITATIONS ON WITHDRAWAL CHARGE .......................................  30

  TAXES ATTRIBUTABLE TO PREMIUM ..........................................  32

  REQUESTS, CONSENTS AND NOTICES .........................................  32
FEDERAL TAX STATUS .......................................................  32

NONQUALIFIED ARRANGEMENTS USING THE CONTRACTS ............................  35

EFFECTING AN ANNUITY .....................................................  37
  LIFE ANNUITY WITH PAYMENTS CERTAIN .....................................  38
  ANNUITY CERTAIN ........................................................  38
  JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN .......................  38
  PURCHASING THE ANNUITY .................................................  38

OTHER INFORMATION ........................................................  39
  MISSTATEMENT OF AGE OR SEX .............................................  39
  SALE OF THE CONTRACT AND SALES COMMISSIONS .............................  39
  VOTING RIGHTS ..........................................................  39
  SUBSTITUTION OF FUND SHARES ............................................  40
  PERFORMANCE INFORMATION ................................................  40
  REPORTS TO PARTICIPANTS ................................................  41
  STATE REGULATION .......................................................  41
  LITIGATION .............................................................  41
  STATEMENT OF ADDITIONAL INFORMATION ....................................  43
  ADDITIONAL INFORMATION .................................................  43

                                    GLOSSARY

ACCOUNT--See the Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") below.

ACCUMULATION PERIOD--The period, prior to the effecting of an annuity, during which the amount credited to a Participant Account may vary with the investment performance of any Subaccount of the Discovery Account, or the interest rate credited under the Guaranteed Interest Account, as selected.

ANNUITANT--The person or persons designated by the Participant upon whose life or lives monthly annuity payments are based after an annuity is effected.

BENEFICIARY--A person designated by a Participant to receive benefits from funds held under the Contract.

BUSINESS DAY--A day on which both the New York Stock Exchange and Prudential are open for business.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACTHOLDER--The employer, association or trust to which Prudential has issued a Contract.

CONTRACTS--The Group Variable Annuity Contracts that we describe in this Prospectus and offer for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Code and with non-qualified annuity arrangements. The Small Plan Contract is one of such Contracts.

CONTRACT VALUE--The dollar amount held under a Contract.

EMPLOYER--The sponsor of the retirement plan or non-qualified annuity arrangement.


FUNDS--The Portfolios of the Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, MFS Variable Insurance Trust, Credit Suisse Warburg Pincus Trust, and OCC Accumulation Trust available under the Contracts.


GENERAL ACCOUNT--The assets of Prudential other than those allocated to the Discovery Account or any other separate account of Prudential.

GUARANTEED INTEREST ACCOUNT--An allocation option under the Contract funded by Prudential's General Account, or under certain Contracts, a separate account. It is not part of nor dependent upon the investment performance of the Discovery Account. This Prospectus does not describe in detail the Guaranteed Interest Account or any separate account funding a guaranteed interest rate option.

PARTICIPANT--A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract.

PARTICIPANT ACCOUNT--An account established for each Participant to record the amount credited to the Participant under the Contract.

PARTICIPANT ACCOUNT VALUE--The dollar amount held in a Participant Account.

PRUDENTIAL--The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT--A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust, invested through its Subaccounts in shares of the corresponding Fund Portfolios.

SMALL PLAN CONTRACT--A type of Contract used exclusively with retirement plans qualified under Sections 401(k) or 401(a) of the Code that generally have 100 or fewer Participants.

SUBACCOUNT--A division of the Discovery Account, the assets of which are invested in shares of the corresponding portfolio of the Funds.

UNIT AND UNIT VALUE--We credit a Participant with Units for each Subaccount in which he invests. The value of these Units may change each Business Day to reflect the investment results of, and deductions of charges from, the Subaccounts, and the expenses of the Funds in which the assets of the Subaccounts are invested. The number of Units credited to a Participant in any Subaccount of the Discovery Account is determined by dividing the amount of the contribution or transfer made on his behalf to that Subaccount by the applicable Unit Value for the Business Day on which the contribution or transfer is received at the address shown on the cover of this Prospectus or such other address that Prudential has specified. We will reduce the number of Units credited to a Participant under any Subaccount by the number of Units canceled as a result of any transfer or withdrawal by a Participant from that Subaccount. Because of its differing charges, the Small Plan Contract will have different Unit Values than the other Contracts. Other Contracts, as to which we have lowered the asset-based administrative fee, also will have different Unit Values.

VALUATION PERIOD--The period of time from one determination of the value of the amount invested in a Subaccount to the next. We make such determinations when the net asset values of the Funds are calculated, which is generally as of 4:00 p.m. Eastern time on each day during which the New York Stock Exchange and Prudential are open. Currently, the Prudential business unit that receives transaction requests for the Contracts is open each day on which the New York Stock Exchange is open.

VARIABLE INVESTMENT OPTIONS--The Subaccounts.

                       BRIEF DESCRIPTION OF THE CONTRACTS

Prudential offers the Contracts to retirement plans qualifying for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and to nonqualified annuity arrangements. The Contracts are group annuity contracts that we typically issue to employers. These employers then make contributions under the Contract on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant."

The value of a Participant's investment depends upon the performance of the selected investment option[s]. Currently, there are 22 variable investment options, each of which is called a Subaccount. We invest the assets of each Subaccount in one of the Funds listed beginning on page 13. You may direct contributions to one or a combination of variable investment options as well as the Guaranteed Interest Account. We set up a separate Participant Account to record your investment choices. You can withdraw amounts held under your Participant Account, in whole or in part, prior to the annuity date. We also provide for a death benefit under the Contract.

Through payroll deduction or similar agreements with the Contractholder, you may make contributions under the Contract. In addition, you may make contributions in ways other than payroll deduction under certain circumstances.

Prudential assesses charges under the Contracts for the costs of selling and distributing the Contracts, for administering the Contracts, and for assuming mortality and expense risks under the Contracts. We deduct a mortality and expense risk charge equal to an annual rate of 0.15% from the assets held in the variable investment options with respect to all the Contracts. We deduct an administrative charge from the assets held in the variable investment options, which charge is equal to a maximum annual rate of 0.85% for Contracts other than the Small Plan Contract. For the Small Plan Contract, we deduct an administrative charge equal to an annual rate of 1.05% from the assets held in the variable investment options. You can find further details about the administrative charge in the Fee Tables, pages 4 and 5, and under Administrative Fee and Annual Account Charge, page 28.

With respect to Contracts other than the Small Plan Contract, we assess an additional administrative charge of up to $32 per Participant (the annual account charge) on the last Business Day of each calendar year and at the time of a full withdrawal. We will prorate this annual account charge for new Participants on a monthly basis for their first year of participation. With respect to the Small Plan Contract, we assess an annual administrative charge of up to $32 per Participant either (i) quarterly, on or about 14 days after the end of each quarter or (ii) annually, on the last Business Day of the calendar year. We do not prorate this charge for new Participants under the Small Plan Contract.

Under Contracts other than the Small Plan Contract, we may impose a withdrawal charge upon withdrawals made in the first five years after the initial contribution made on behalf of a Participant. The maximum withdrawal charge for such Contracts is 5% of the contributions made on behalf of the Participant. Participants in a Small Plan Contract do not pay a withdrawal charge when they redeem some or all of their Units in the Account or their Participant Account Value in the Guaranteed Interest Account. Instead, Prudential will assess a withdrawal charge of up to 5% of the amount of Participant and Employer contributions that are withdrawn in connection with a full or partial termination by the Employer of its participation in the Small Plan Contract. Prudential will impose this withdrawal charge only during the first 5 years following the effective date of the Small Plan Contract. We will consider an Employer to have fully or partially terminated its participation in the Small Plan Contract if it provides Prudential notice of its intent to terminate the Contract, if the plan terminates or is no longer a qualified plan, or if Prudential terminates the Contract by reason of the Contractholder failing to meet its contractual obligations.

A charge against each of the Funds' assets is also made by the investment adviser for providing investment advisory and management services. You can find further details about charges under the section entitled Charges, Fees and Deductions, page 28.

Unless restricted by the retirement arrangement under which you are covered, or by a section of the Code, you may withdraw, at any time, all or part of your Participant Account. See "Withdrawals," page 22. If you withdraw, you may be taxed under the Code, including, under certain circumstances, a 10% penalty tax on premature withdrawals. See "Federal Tax Status," page 32. In addition, you may transfer all or a part of your Participant Account Value among the Subaccounts and the Guaranteed Interest Account without the imposition of the withdrawal charge or tax liability.

As explained below, notices, forms and requests for transactions related to the Contracts may be provided in traditional paper form or by electronic means, including telephone and internet. Prudential reserves the right to vary the means available, including limiting them to electronic means, from Contract to Contract by Contract terms, related service agreements with the Contractholder, or notice to the Contractholder and Participants.

The procedures set out in this paragraph apply to Contracts other than the Small Plan Contract. You should send all written requests, notices, and transfer requests required or permitted by the Contracts (other than withdrawal requests and death benefit claims), to Prudential at the address shown on the cover of this Prospectus. You may effect permitted telephone transactions by calling Prudential at 1-800-458-6333. All permitted internet transactions may be made through www.prudential.com. You must send all permitted written withdrawal requests or death benefit claims to Prudential by one of the following three means: (1) By U.S. mail to: Prudential, P.O. Box 5410, Scranton, Pennsylvania 18505-5410; (2) Delivery service other than the U.S. mail (e.g., Federal Express, etc.) sent to our office at the following address: Prudential, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789; or (3) Fax to Prudential, Attention: Client Payments at: (570) 340-4328. Under certain Contracts, the Contractholder or a third party acting on their behalf provides record-keeping services that would otherwise be performed by Prudential. See "Modified Procedures,"page 28.

The procedures described in this paragraph apply exclusively to the Small Plan Contracts. Participants under such Contracts must send all permitted written communications (including written requests to effect a purchase, withdrawal or other transaction) and death benefit claims to the Small Plan Contract Recordkeeper at the address provided by Prudential. Participants may effect certain transactions under their Small Plan Contract, and otherwise communicate with respect to their Contract, by contacting the Small Plan Contract Recordkeeper at the telephone number or internet site provided by Prudential in Participant enrollment materials or other direct communication to the Contractholder or Participants. Transactions (including death benefit claims) conveyed to the Small Plan Contract Recordkeeper will be deemed effective on a given Business Day if received in good order prior to 4:00 p.m. Eastern time on that Business Day. For purposes of the preceding sentence, we define "good order" generally as an instruction received by the Small Plan Contract Recordkeeper that is sufficiently complete and clear that the Small Plan Contract Recordkeeper does not need to exercise any discretion to follow such instruction. The Small Plan Contract Recordkeeper will forward promptly to Prudential transaction requests and other communications that it receives from Participants in a Small Plan Contract.

Prudential may provide other permitted telephone numbers or internet addresses through the Contractholder or directly to participants as authorized by the Contractholder.


We intend this brief description of the Contracts to provide a broad overview of the more significant features of the Contracts. More detailed information about the Contracts can be found in subsequent sections of this Prospectus and in the Contracts themselves.


Transaction requests (including death benefit claims) received directly by Prudential in good order on a given Business Day before the established transaction cutoff time (4 p.m. Eastern time, or such earlier time that the New York Stock Exchange may close) will be effective for that Business Day. For purposes of the preceding sentence, we define "good order" generally as an instruction received by Prudential that is sufficiently complete and clear that Prudential does not need to exercise any discretion to follow such instruction.

FEE TABLE FOR CONTRACTS OTHER THAN THE SMALL PLAN CONTRACT

PARTICIPANT TRANSACTION EXPENSES
Sales Charge Imposed on Contributions .............................         None

Maximum Withdrawal Charge (as a percentage of contributions withdrawn):

                                                      THE WITHDRAWAL CHARGE
                                                 WILL BE EQUAL TO THE FOLLOWING
                                                 PERCENTAGE OF THE CONTRIBUTIONS
YEARS OF CONTRACT PARTICIPATION                             WITHDRAWN
--------------------------------------------------------------------------------
First Year ............................................        5%
Second Year ...........................................        4%
Third Year ............................................        3%
Fourth Year ...........................................        2%
Fifth Year ............................................        1%
Sixth and Subsequent Years ............................     No Charge

Maximum Annual Account Charge .....................................          $32


                        DISCOVERY ACCOUNT ANNUAL EXPENSES
             (AS A PERCENTAGE OF AVERAGE PARTICIPANT ACCOUNT VALUE)


ALL SUBACCOUNTS
Mortality and Expense Risk Charge .................................        0.15%
Maximum Administrative Fee* .......................................        0.85%
                                                                           -----
Total Separate Account Annual Expenses ............................        1.00%
                                                                           =====

------------


* We may reduce this administrative fee under Contracts as to which, due to economies of scale and other factors, our administrative costs are reduced.

                      FEE TABLE FOR THE SMALL PLAN CONTRACT

PARTICIPANT TRANSACTION EXPENSES

Sales Charge Imposed on Contributions ...............................      None

Maximum Withdrawal Charge (as a percentage of contributions withdrawn) in connection with a full or partial Contract termination:

                                                      THE WITHDRAWAL CHARGE
                                                 WILL BE EQUAL TO THE FOLLOWING
                                                 PERCENTAGE OF THE CONTRIBUTIONS
YEARS OF CONTRACT PARTICIPATION                             WITHDRAWN
--------------------------------------------------------------------------------
First Year ...........................................          5%
Second Year ..........................................          4%
Third Year ...........................................          3%
Fourth Year ..........................................          2%
Fifth Year ...........................................          1%
Sixth and Subsequent Years ...........................       No Charge


Maximum Annual Account Charge .......................................        $32

                        DISCOVERY ACCOUNT ANNUAL EXPENSES
             (AS A PERCENTAGE OF AVERAGE PARTICIPANT ACCOUNT VALUE)

ALL SUBACCOUNTS
Mortality and Expense Risk Charge ...................................      0.15%
Administrative Fee ..................................................      1.05%
                                                                           -----
Total Separate Account Annual Expenses ..............................      1.20%
                                                                           =====

ANNUAL EXPENSES OF THE FUNDS
(AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)


                                                              INVESTMENT                                     TOTAL
                                                              MANAGEMENT        OTHER         TOTAL         ACTUAL
                                                                  FEE         EXPENSES      EXPENSES       EXPENSES*
                                                              ------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.
   Conservative Balanced Portfolio .......................       0.55%          0.05%         0.60%          0.60%
   Diversified Bond Portfolio ............................       0.40%          0.05%         0.45%          0.45%
   Equity Portfolio ......................................       0.45%          0.04%         0.49%          0.49%
   Flexible Managed Portfolio ............................       0.60%          0.04%         0.64%          0.64%
   Global Portfolio ......................................       0.75%          0.10%         0.85%          0.85%
   Government Income Portfolio ...........................       0.40%          0.07%         0.47%          0.47%
   High Yield Bond Portfolio .............................       0.55%          0.05%         0.60%          0.60%
   Money Market Portfolio ................................       0.40%          0.04%         0.44%          0.44%
   Prudential Jennison Portfolio .........................       0.60%          0.04%         0.64%          0.64%
   Stock Index Portfolio .................................       0.35%          0.04%         0.39%          0.39%
   Value Portfolio .......................................       0.40%          0.05%         0.45%          0.45%

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Growth and Income Fund .......................       0.60%          0.24%         0.84%          0.84%
   AIM V.I. Value Fund ...................................       0.61%          0.23%         0.84%          0.84%

CREDIT SUISSE WARBURG PINCUS TRUST(1)
   Global Post-Venture Capital Portfolio .................       1.25%          0.28%         1.53%          1.40%

JANUS ASPEN SERIES(2)
   Growth Portfolio ......................................       0.65%          0.02%         0.67%          0.67%
   International Growth Portfolio ........................       0.65%          0.06%         0.71%          0.71%

MFS VARIABLE INSURANCE TRUST(3)
   Emerging Growth Series ................................       0.75%          0.10%         0.85%          0.84%
   Research Series .......................................       0.75%          0.10%         0.85%          0.84%

OCC ACCUMULATION TRUST
   Managed Portfolio .....................................       0.78%          0.08%         0.86%          0.86%
   Small Cap Portfolio ...................................       0.80%          0.10%         0.90%          0.90%

T. ROWE PRICE(4)
   T. Rowe Price Equity Series, Inc., Equity Income
     Portfolio ...........................................       0.85%          0.00%         0.85%          0.85%
   T. Rowe Price International Series, Inc.,
     International Stock Portfolio .......................       1.05%          0.00%         1.05%          1.05%


----------------

* Reflects fee waivers and reimbursement of expenses, if any. The following Expense Examples use "Total Actual Expenses."

The purpose of the foregoing tables is to assist Participants in understanding the expenses that they bear, directly or indirectly, relating to the Prudential Discovery Select Group Variable Contract Account and the Funds. The expenses relating to the Funds (other than those in the Prudential Series Fund) have been provided to Prudential by the Funds, and have not been independently verified by Prudential. See the sections on charges in this Prospectus and the accompanying prospectuses for the Funds.

(1) Credit Suisse Warburg Pincus Trust. Fee waivers and expense reimbursements or credits reduced investment management fees and other expenses during 2000 but may be discontinued at any time.

(2) Janus Aspen Series. Table reflects expenses based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any offset arrangement.

(3) MFS Variable Insurance Trust. An expense offset arrangement with the Fund's custodian resulted in a reduction in Other Expenses by 0.01%.

(4) T. Rowe Price Funds. Investment Management Fees include ordinary expenses of operating the funds.


EXAMPLES OF FEES AND EXPENSES

The following examples illustrate the cumulative dollar amount of all the above Expenses that you would incur on each $1,000 of investment.

     o    The examples assume a consistent 5% annual return on invested assets.

     o The examples assume that the annual account charge is deducted from the assets of each Subaccount based on a Participant Account Value of $25,000.

THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES INCURRED IN ANY GIVEN YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

                                     TABLE I
                    CONTRACTS OTHER THAN SMALL PLAN CONTRACT


If a Participant withdraws his entire Participant Account Value from the specified Subaccount just prior to the end of the applicable time period, the Participant would pay the following cumulative expenses on each $1,000 invested. The cumulative expenses shown below would be incurred with respect to a Participant withdrawal under a Contract other than the Small Plan Contract, and in both this Table and Table II assume an administrative fee of 0.85%. If the administrative fee were less than 0.85%, these expenses would be reduced accordingly.



                                                                   1 YEAR    3 YEARS     5 YEARS   10 YEARS
                                                                   ----------------------------------------

THE PRUDENTIAL SERIES FUND, INC.


   Conservative Balanced Subaccount .............................   $62       $88        $107      $194
   Diversified Bond Subaccount ..................................    60        83          99       177
   Equity Subaccount ............................................    60        84         101       182
   Flexible Managed Subaccount ..................................    62        89         109       198
   Global Subaccount ............................................    64        95         120       220
   Government Income Subaccount .................................    60        84         100       179
   High Yield Bond Subaccount ...................................    62        88         107       194
   Money Market Subaccount ......................................    60        83          98       176
   Prudential Jennison Subaccount ...............................    62        89         109       198
   Stock Index Subaccount .......................................    59        81          96       171
   Value Subaccount .............................................    60        83          99       177


AIM VARIABLE INSURANCE FUNDS


   AIM V.I. Growth and Income Subaccount ........................    64        95         119       219
   AIM V.I. Value Subaccount ....................................    64        95         119       219

CREDIT SUISSE WARBURG PINCUS TRUST
   Global Post-Venture Capital Subaccount .......................    70       112         148       277


JANUS ASPEN SERIES


   Growth Subaccount ............................................    62        90         110       201
   International Growth Subaccount ..............................    63        91         113       205


MFS VARIABLE INSURANCE TRUST


   Emerging Growth Subaccount ...................................    64        95         119       219
   Research Subaccount ..........................................    64        95         119       219


OCC ACCUMULATION TRUST


   Managed Subaccount ...........................................    64        95         120       221
   Small Cap Subaccount .........................................    65        97         122       226


T. ROWE PRICE


   T. Rowe Price Equity Series, Inc., Equity Income
     Subaccount .................................................    64        95         120       220
   T. Rowe Price International Series, Inc., International
     Stock Subaccount ...........................................    66       101         130       241



                                    TABLE II
                    CONTRACTS OTHER THAN SMALL PLAN CONTRACT

For Contracts other than the Small Plan Contract, if a Participant does not withdraw any portion of his Participant Account Value from the specified Subaccount, or he uses Participant Account Value to effect an annuity as of the end of the applicable time period, the Participant would pay the following cumulative expenses on each $1,000 invested.



                                                                  1 YEAR      3 YEARS     5 YEARS   10 YEARS
                                                                  -------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.
   Conservative Balanced Subaccount .........................       $17         $52         $89       $194
   Diversified Bond Subaccount ..............................        15          47          81        177
   Equity Subaccount ........................................        15          48          83        182
   Flexible Managed Subaccount ..............................        17          53          91        198
   Global Subaccount ........................................        19          59         102        220
   Government Income Subaccount .............................        15          48          82        179
   High Yield Bond Subaccount ...............................        17          52          89        194
   Money Market Subaccount ..................................        15          47          80        176
   Prudential Jennison Subaccount ...........................        17          53          91        198
   Stock Index Subaccount ...................................        14          45          78        171
   Value Subaccount .........................................        15          47          81        177

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Growth and Income Subaccount ....................        19          59         101        219
   AIM V.I. Value Subaccount ................................        19          59         101        219

CREDIT SUISSE WARBURG PINCUS TRUST
   Global Post-Venture Capital Subaccount ...................        25          76         130        277

JANUS ASPEN SERIES
   Growth Subaccount ........................................        17          54          92        201
   International Growth Subaccount ..........................        18          55          95        205

MFS VARIABLE INSURANCE TRUST
   Emerging Growth Subaccount ...............................        19          59         101        219
   Research Subaccount ......................................        19          59         101        219

OCC ACCUMULATION TRUST
   Managed Subaccount .......................................        19          59         102        221
   Small Cap Subaccount .....................................        20          61         104        226

T. ROWE PRICE
   T. Rowe Price Equity Series, Inc., Equity Income
     Subaccount .............................................        19          59         102        220
   T. Rowe Price International Series, Inc., International
     Stock Subaccount .......................................        21          65         112        241


                                    TABLE III
                              SMALL PLAN CONTRACTS

In the event of a full or partial Contract termination, resulting in a withdrawal from the specified Subaccount just prior to the end of the applicable time period, each Participant would pay the following cumulative expenses on each $1,000 invested.


                                                                       1 YEAR      3 YEARS     5 YEARS   10 YEARS
                                                                       ------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.


   Conservative Balanced Portfolio ..................................     $64         $94        $117      $215
   Diversified Bond Portfolio .......................................      62          89         109       199
   Equity Portfolio .................................................      63          90         111       203
   Flexible Managed Subaccount ......................................      64          95         119       219
   Global Portfolio .................................................      66         101         130       241
   Government Income Portfolio ......................................      62          90         110       201
   High Yield Bond Portfolio ........................................      64          94         117       215
   Money Market Portfolio ...........................................      62          89         109       198
   Prudential Jennison Portfolio ....................................      64          95         119       219
   Stock Index Portfolio ............................................      62          87         106       193
   Value Portfolio ..................................................      62          89         109       199


AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Growth and Income Subaccount ............................      66         101         130       240
   AIM V.I. Value Subaccount ........................................      66         101         130       240

CREDIT SUISSE WARBURG PINCUS TRUST
   Global Post-Venture Capital Subaccount ...........................      72         118         158       297


JANUS ASPEN SERIES

   Growth Subaccount ................................................      64          96         121       223
   International Growth Subaccount ..................................      65          97         123       227


MFS VARIABLE INSURANCE TRUST

   Emerging Growth Subaccount .......................................      66         101         130       240
   Research Subaccount ..............................................      66         101         130       240


OCC ACCUMULATION TRUST

   Managed Subaccount ...............................................      66         102         131       242
   Small Cap Subaccount .............................................      67         103         133       247


T. ROWE PRICE

   T. Rowe Price Equity Series, Inc., Equity Income
     Subaccount .....................................................      66         101         130       241
   T. Rowe Price International Series, Inc., International Stock
     Subaccount .....................................................      68         107         140       262



                                    TABLE IV
                              SMALL PLAN CONTRACTS

If there is no full or partial Contract termination, or the Participant annuitizes, the Participant would pay the following cumulative expenses on each $1,000 invested.



                                                                         1 YEAR      3 YEARS     5 YEARS   10 YEARS
                                                                         ------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.
   Conservative Balanced Portfolio ...................................      $19         $58         $99      $215
   Diversified Bond Portfolio ........................................       17          53          91       199
   Equity Portfolio ..................................................       18          54          93       203
   Flexible Managed Subaccount .......................................       19          59         101       219
   Global Portfolio ..................................................       21          65         112       241
   Government Income Portfolio .......................................       17          54          92       201
   High Yield Bond Portfolio .........................................       19          58          99       215
   Money Market Portfolio ............................................       17          53          91       198
   Prudential Jennison Portfolio .....................................       19          59         101       219
   Stock Index Portfolio .............................................       17          51          88       193
   Value Portfolio ...................................................       17          53          91       199


AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Growth and Income Subaccount .............................       21          65         112       240
   AIM V.I. Value Subaccount .........................................       21          65         112       240

CREDIT SUISSE WARBURG PINCUS TRUST
   Global Post-Venture Capital Subaccount ............................       27          82         140       297


JANUS ASPEN SERIES

   Growth Subaccount .................................................       19          60         103       223
   International Growth Subaccount ...................................       20          61         105       227


MFS VARIABLE INSURANCE TRUST

   Emerging Growth Subaccount ........................................       21          65         112       240
   Research Subaccount ...............................................       21          65         112       240


OCC ACCUMULATION TRUST

   Managed Subaccount ................................................       21          66         113       242
   Small Cap Subaccount ..............................................       22          67         115       247


T. ROWE PRICE

   T. Rowe Price Equity Series, Inc., Equity Income
     Subaccount ......................................................       21          65         112       241
   T. Rowe Price International Series, Inc., International
     Stock Subaccount ................................................       23          71         122       262



Loans taken by a Participant from a Participant Account may be subject to charges for establishing and maintaining the loan. The examples with respect to the Contracts do not take into account any deduction for such charges. The required table of accumulation unit values, which sets out certain historical information about the value of interests in each Subaccount, appears in the Appendix to this prospectus on Page 44.

                      GENERAL INFORMATION ABOUT PRUDENTIAL,
                      THE PRUDENTIAL DISCOVERY SELECT GROUP
                          VARIABLE CONTRACT ACCOUNT AND
                   THE INVESTMENT OPTIONS AVAILABLE UNDER THE
                                    CONTRACTS

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Prudential is a mutual life insurance company incorporated in 1873 under the laws of the State of New Jersey. Our corporate office is located at 751 Broad Street, Newark, New Jersey. We have been investing for pension fundssince 1928.


Prudential is currently pursuing reorganizing itself into a stock life insurance company through a process known as "demutualization". On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. On December 15, 2000, the Board of Directors adopted a plan of reorganization pursuant to that legislation and authorized management to submit an application to the New Jersey Commissioner of Banking and Insurance for approval of the plan. The application was submitted on March 14, 2001. However, demutualization is a complex process and a number of additional steps must be taken before the demutualization can occur, including a public hearing, voting by qualified policyholders, and regulatory approval. Prudential is planning on completing this process in 2001, but there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans. As a general rule, the plan of reorganization provides that, in order for policies or contracts to be eligible for compensation in the demutualization, they must have been in force on the date the Board of Directors adopted the plan, December 15, 2000. If demutualization does occur, all the guaranteed benefits described in your policy or contract would stay the same.

Until demutualization occurs, a policy or contract issued by Prudential has ownership interests, which generally include the right to vote for the Board of Directors. These rights would end once Prudential demutualizes.


Prudential generally is responsible for the administrative and recordkeeping functions of the Prudential Discovery Select Group Variable Contract Account and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses that we bear include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems. With respect to the Small Plan Contracts, Prudential has delegated certain of these administrative and recordkeeping functions to the Small Plan Contract Recordkeeper. Currently, the Small Plan Contract Recordkeeper is BISYS Plan Services, L.P., 323 Norristown Road, Ambler, PA 19002.

Prudential is reimbursed for these administrative and recordkeeping expenses by the annual account charge and the daily charge against the assets of each Subaccount for administrative expenses.

THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT

Prudential established the Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") on February 11, 1997, under New Jersey law as a separate investment account. The Discovery Account meets the definition of a "separate account" under federal securities laws. Prudential is the legal owner of the assets in the Discovery Account, and is obligated to provide all benefits under the Contracts. Prudential will at all times maintain assets in the Discovery Account with a total market value sufficient to support its obligations under the Contracts. Prudential segregates the Discovery Account assets from all of its other assets. Thus, those assets are not chargeable with liabilities arising out of any other business Prudential conducts. The Discovery Account's assets may include funds contributed by Prudential to commence operation of the Discovery Account, and may include accumulations of the charges Prudential makes against the Discovery Account. From time to time, Prudential will transfer these additional assets to Prudential's General Account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Discovery Account.

Prudential registered the Discovery Account with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This registration does not mean that the SEC supervises the management or investment policies or practices of the Discovery Account. For state law purposes, the Discovery Account is treated as a part or division of Prudential. There are currently twenty-two Subaccounts within the Discovery Account. These Subaccounts invest in corresponding portfolios of the Funds available under the Contracts. Prudential may establish additional Subaccounts in the future.

THE FUNDS

The following is a list of each Fund, its investment objective and its investment adviser:

THE PRUDENTIAL SERIES FUND, INC.

MONEY MARKET PORTFOLIO. The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The portfolio invests in short-term debt obligations that mature in 13 months or less.

DIVERSIFIED BOND PORTFOLIO. The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The portfolio invests primarily in higher grade debt obligations and high quality money market instruments.

GOVERNMENT INCOME PORTFOLIO. The investment objective is a high level of income over the long term consistent with the preservation of capital. The portfolio invests primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. Government.

CONSERVATIVE BALANCED PORTFOLIO. The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The portfolio invests in a mix of equity securities, debt obligations and money market instruments.

FLEXIBLE MANAGED PORTFOLIO. The investment objective is a high total return consistent with an aggressively managed diversified portfolio. The portfolio invests in a mix of equity securities, debt obligations and money market instruments.

HIGH YIELD BOND PORTFOLIO. The investment objective is a high total return. The portfolio invests primarily in high yield/high risk debt securities.


STOCK INDEX PORTFOLIO. The investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. The portfolio attempts to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

VALUE PORTFOLIO. The investment objective is to seek capital appreciation. The portfolio seeks to achieve this objective by focusing on undervalued stocks--those stocks that are trading below their underlying asset value, cash generating ability and overall earnings and earnings growth.


EQUITY PORTFOLIO. The investment objective is capital appreciation. The portfolio invests primarily in common stocks of major established corporations as well as smaller companies that offer attractive prospects of appreciation.

PRUDENTIAL JENNISON PORTFOLIO. The investment objective is to achieve long-term growth of capital. The portfolio invests primarily in equity securities of major established corporations that offer above average-growth prospects.

GLOBAL PORTFOLIO. The investment objective is long-term growth of capital. The portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.


At a meeting held on January 31, 2001, shareholders of The Prudential Series Fund, Inc. (the "Fund"), approved several changes. Among other things, Fund shareholders approved a management contract with Prudential Investments Fund Management LLC ("PIFM"), a Prudential subsidiary, under which PIFM now manages each of the Fund's portfolios under a "manager-of-managers" approach. Under that approach, PIFM may change a subadviser or amend a subadvisory agreement without obtaining shareholder approval. Shareholders also approved new subadvisers for a number of Fund portfolios. Jennison Associates LLC, a Prudential subsidiary, now serves as subadviser to the following portfolios that previously were subadvised (in whole or in part) by Prudential Investment Management, Inc. ("PIM"): Equity Portfolio, Value Portfolio (formerly Equity Income Portfolio), and Global Portfolio. PIM continues to serve as subadviser to the Conservative Balanced Portfolio, Diversified Bond Portfolio, Flexible Managed Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Money Market Portfolio, and Stock Index Portfolio although PIM now serves under a new subadvisory agreement that utilizes the "manager-of-managers" approach.

Shareholders also approved new subadvisory agreements between PIFM and:

     o    GE Asset Management Incorporated ("GE") for the Equity Portfolio


     o    Salomon Brothers Asset Management Inc. ("Salomon") for the Equity
          Portfolio


     o    Deutsche Asset Management, Inc. ("Deutsche") for the Value Portfolio


     o    Key Asset Management, Inc. ("Key") for the Value Portfolio

The agreements provide that Deutsche, GE, Key and Salomon serve as subadviser to a portion of the assets (approximately 25%) of the respective portfolios.

Deutsche, GE, Key, Jennison, PIM and Salomon are all registered as investment advisers under the Investment Advisers Act of 1940.

AIM VARIABLE INSURANCE FUNDS

AIM V.I. GROWTH AND INCOME FUND. The Fund's investment objective is to seek growth of capital, with current income as a secondary objective.

AIM V.I. VALUE FUND. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM Advisors, Inc. to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio.

AIM Advisors, Inc. serves as the investment adviser to the AIM V.I. Growth and Income Fund and the AIM V.I.Value Fund.


CREDIT SUISSE WARBURG PINCUS TRUST

GLOBAL POST-VENTURE CAPITAL PORTFOLIO. Seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy.

The Credit Suisse Warburg Pincus Trust employs Credit Suisse Asset Management, Inc., as investment adviser and Abbott Capital Management, L.P. as its sub-investment adviser with respect to a portion of the Post-Venture Capital Portfolio allocated to private limited partnerships or other investment funds.


JANUS ASPEN SERIES

GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

INTERNATIONAL GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.

Janus Capital Corporation is the investment adviser to the Growth Portfolio and the International Growth Portfolio, and is responsible for the day-to-day management of the portfolios and other business affairs of the portfolios.


MFS VARIABLE INSURANCE TRUST


EMERGING GROWTH SERIES. This Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital.

RESEARCH SERIES. The Research Series' investment objective is to provide long-term growth of capital and future income.

Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to each MFS Series.

OCC ACCUMULATION TRUST (FORMERLY KNOWN AS QUEST FOR VALUE ACCUMULATION TRUST)

MANAGED PORTFOLIO. Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on management's assessments of relative investment.

SMALL CAP PORTFOLIO. Capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

OpCap Advisors (formerly known as Quest for Value Advisors, the "OCC Manager") is responsible for management of the OCC Accumulation Trust's business. Pursuant to the investment advisory agreement with the OCC Accumulation Trust, and subject to the authority of the Board of Trustees, the OCC Manager supervises the investment operation of the Managed Portfolio and the Small Cap Portfolio, furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities and provides certain administrative services for the OCC Accumulation Trust.

T. ROWE PRICE

T. ROWE PRICE EQUITY SERIES, INC., EQUITY INCOME PORTFOLIO. The fund's objective is to provide substantial dividend income as well as long-term capital appreciation through investment in common stocks of established companies.

T. ROWE PRICE INTERNATIONAL SERIES, INC., INTERNATIONAL STOCK PORTFOLIO. The fund's objective is to seek long-term growth of capital through investment primarily in common stocks of established, non-U.S. companies.

T. Rowe Price Associates, Inc. is the Investment Manager for the Equity Income Portfolio and Rowe Price-Fleming International, Inc. is the Investment Manager for the International Stock Portfolio.


Further information about the Fund portfolios is available in the accompanying prospectuses for each Fund.


                          ----------------------------

The investment advisors to the various Funds charge a daily investment management fee as compensation for their services, as set forth in the table beginning on page 6 and as more fully described in the prospectus for each Fund.

Prudential recognizes that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither Prudential nor the Funds currently foresees any such disadvantage, the Funds' Boards of Directors intend to monitor events in order to identify any material conflict between variable life insurance and variable annuity contractholders and to determine what action, if any, should be taken in response to a conflict. Material conflicts could result from such things as: (1) changes in state insurance law;
(2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Funds; or (4) differences between voting instructions given by variable life insurance and variable annuity contractholders.

An affiliate of each of the Funds (other than the portfolios in the Prudential Series Fund) will compensate Prudential based upon an annual percentage of the average assets held in the Fund by Prudential under the Contracts. These percentages vary by Fund, and reflect administrative and other services provided by Prudential.

A full description of the Funds appears in the accompanying prospectuses for each Fund and in the related statements of additional information. There is no assurance that the investment objectives will be met.


A Fund may have an investment objective and investment policies closely resembling those of a mutual fund within the same complex that is sold directly to individual investors. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of its retail fund counterpart.

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a credited interest option available to fund certain group annuity contracts issued by Prudential. Amounts that you allocate to the Guaranteed Interest Account become part of the General Account of Prudential. Prudential's General Account consists of all assets owned by Prudential other than those in the Discovery Account and other separate accounts of Prudential. Subject to applicable law, Prudential has sole discretion over the investment of the assets of the General Account.

Because of exemptive and exclusionary provisions, Prudential has not registered interests in the General Account (which include interests in the Guaranteed Interest Account) under the Securities Act of 1933. Nor has Prudential registered the General Account as an investment company under the Investment Company Act of 1940. Accordingly, those Acts do not apply to the General Account or any interests therein, and Prudential has been advised that the staff of the SEC has not reviewed the disclosures in the Prospectus relating to the General Account. Disclosures that we make regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Under certain Contracts, amounts that you allocate to the Guaranteed Interest Account may be held within one or more guaranteed separate accounts. Prudential has not registered interests in such separate account(s) under the Securities Act of 1933 and has not registered the separate accounts as investment companies under the Investment Company Act of 1940.

                                  THE CONTRACTS

Prudential generally issues the Contracts to Employers whose employees may become Participants. Under an IRA, a Participant's spouse may also become a Participant. Prudential may issue a Contract to an association that represents employers of employees who become Participants, to an association or union that represents members that become Participants, and to a trustee of a trust with participating employers whose employees become Participants. Even though an Employer, an association or a trustee is the Contractholder, the Contract normally provides that Participants will have the rights and interests under them that are described in this Prospectus. When a Contract is used to fund a deferred compensation plan established by a tax-exempt entity under Section 457 of the Code, all rights under the Contract are owned by the Employer to whom, or on whose behalf, the Contract is issued. All amounts that Prudential pays under the Contract are payable to the Employer, and are its exclusive property. For a plan established under Section 457 of the Code, the employee has no rights or interests under the Contract, including any right or interest in any Subaccount of the Discovery Account, except as provided in the Employer's plan. This may also be true with respect to certain non-qualified annuity arrangements. Notwithstanding the foregoing, the rules for Section 457 plans established by state and local governments would be similar to those specified in this paragraph.

Also, a particular plan, even if it is not a deferred compensation plan, may limit a Participant's exercise of certain rights under a Contract. Participants should check the provisions of their Employer's plan or any agreements with the Employer to see if there are any such limitations and, if so, what they are.

THE ACCUMULATION PERIOD


Contributions; Crediting Units; Enrollment Forms; Deduction for Administrative Expenses.


Ordinarily, an Employer will make contributions periodically to the Contract pursuant to a payroll deduction or similar agreement between the Participant and his Employer. In addition, you may make contributions in ways other than payroll deduction under certain circumstances.

As a Participant, you designate what portion of the contributions made on your behalf should be invested in the Subaccounts or the Guaranteed Interest Account. The Participant may change this designation usually by notifying Prudential as described below under "Requests, Consents, and Notices," page 32. Under certain Contracts (including the Small Plan Contract), an entity other than Prudential keeps certain records. Participants under those Contracts must contact the record-keeper. See "Modified Procedures," page 28.

Prudential credits the full amount (100%) of each contribution designated for investment in any Subaccount to a Participant Account maintained for the Participant. Except for the initial contribution, the number of Units that Prudential credits to a Participant in a Subaccount is determined by dividing the amount of the contribution made on his behalf to that Subaccount by the Subaccount's Unit Value determined as of the end of the Valuation Period during which the contribution is received by Prudential at the address shown on the cover page of this Prospectus or such other address as may be communicated in writing by Prudential.

Prudential will invest the initial contribution made for a Participant in a Subaccount no later than two Business Days after it is received by Prudential, if it is preceded or accompanied by satisfactory enrollment information. If the Contractholder submits an initial contribution on behalf of one or more new Participants that is not preceded or accompanied by satisfactory enrollment information, then Prudential will allocate such contribution to the Prudential Series Fund Money Market Subaccount upon receipt, and also will send a notice to the Contractholder or its agent that requests allocation information for each such Participant. If Prudential does not receive the necessary enrollment information in response to its initial notice, Prudential will deliver up to three additional notices to the Contractholder or its agent at monthly intervals that request such allocation information. After 105 days have passed from the time that Units of the Money Market Subaccount were purchased on behalf of Participants who failed to provide the necessary enrollment information, Prudential will redeem the relevant Units and pay the proceeds (including earnings) to the Contractholder. Any proceeds that Prudential pays to the Contractholder under this procedure may be considered a prohibited and taxable reversion to the Contractholder under current provisions of the Code. Similarly, proceeds that Prudential returns may cause the Contractholder to violate a requirement under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, to hold all plan assets in trust. The Contractholder may avoid both problems if it arranges to have the proceeds paid into a qualified trust or annuity contract.

A change in the value of a Unit will not affect the number of Units of a particular Subaccount credited to a Participant. However, the dollar value of a Unit will vary from Business Day to Business Day depending upon the investment experience of the Subaccount. Prudential will reduce the number of Units credited to a Participant in a Subaccount to reflect any annual account charge.

Prudential determines the value of a Participant Account in a Subaccount on any particular day by multiplying the total number of Units credited to the Participant by the Subaccount's Unit Value on that day.

Prudential set the Unit Value for each Subaccount at $10.00 on the date of commencement of operations of that Subaccount. Prudential determines the Unit Value for any subsequent Business Day as of the end of that day by multiplying the Unit Change Factor for that day by the Unit Value for the preceding Business Day. Because of its differing charges, the Small Plan Contract will have a different Unit Value than the other Contracts.

Prudential determines the Unit Change Factor for any Business Day by dividing the current day net asset value for Fund shares by the net asset value for shares on the previous Business Day. This factor is then reduced by a daily equivalent of the mortality and expense risk fee and the administrative fee. Prudential determines the value of the assets of a Subaccount by multiplying the number of Fund shares held by that Subaccount by the net asset value of each share, and adding the value of dividends declared by the Fund but not yet paid.

ALLOCATION OF PURCHASE PAYMENTS

A Participant determines how the initial contribution will be allocated among the Subaccounts by specifying the desired allocation on the application or enrollment form. A Participant may choose to allocate nothing to a particular Subaccount. Unless a Participant tells us otherwise, we will allocate subsequent contributions in the same proportions as the most recent contribution made by that Participant. With respect to Contracts other than the Small Plan Contract, a Participant may change the way in which subsequent contributions are allocated by providing Prudential with proper instruction as described below under "Requests, Consents, and Notices," page 32. See Transfers, below.

ASSET ALLOCATION PROGRAM


Prudential may make available an Asset Allocation Program to assist Participants in determining how to allocate purchase payments. If a Participant chooses to participate in the program, the Participant may do so by utilizing a form available in the employee enrollment kit. The form will include a series of illustrations depicting various asset allocation models based on age and risk tolerance. Prudential offers the Asset Allocation Program at no charge to the Participant. A Participant is under no obligation to participate in the program or to invest according to the program recommendations. A Participant may ignore, in whole or in part, the investment allocations provided by the program.


Prudential regards the Asset Allocation Program as an aid in making purchase payment allocations. You should not view the Program as any guarantee of investment return. You also should realize that there can be no assurance that any Fund portfolio will attain its investment objectives. As a Participant, you should consider reviewing your investor profile questionnaire annually, and each time your investor profile changes.

TRANSFERS


A Participant may transfer out of an investment option into any combination of other investment options available under the Contract. Generally, the transfer request may be in dollars, such as a request to transfer $1,000 from one Subaccount or from the Guaranteed Interest Account, or, in the case of Subaccounts, may be in terms of a percentage reallocation among Subaccounts. Under certain Contracts, Prudential may require that transfer requests pertaining to the Guaranteed Interest Account or the Subaccounts be effected in terms of whole number percentages only, and not by dollar amount. A Participant may make transfers by proper notice to Prudential (or to the Small Plan Contract Recordkeeper, with respect to such Contracts), as described below under "Requests, Consents, and Notices," page 32.

If a Contractholder chooses telephone privileges, each Participant will automatically be enrolled to use the Telephone Transfer System. A Participant may decline telephone privileges on a form supplied by the Contractholder or Prudential. Prudential has adopted procedures designed to ensure that requests by telephone are genuine. We will not be held liable for following telephone instructions we reasonably believe to be genuine. We cannot guarantee that a Participant will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change. The Small Plan Contract Recordkeeper also has adopted procedures designed to ensure that requests by telephone are genuine, and similarly disclaims responsibility for unauthorized telephone transactions and for telephone calls that may not get through.

Unless restricted by the retirement arrangement under which a Participant is covered, when Prudential receives a duly completed written transfer request form or properly authorized telephone transfer request, Prudential will transfer all or a portion of the Participant Account in any of the Subaccounts to another Subaccount or from the Guaranteed Interest Account to the Subaccounts. Prudential may restrict transfers from the Guaranteed Interest Account. There is no minimum transfer amount. As of the Business Day you make the transfer request, Prudential will reduce the Subaccount(s) from which the transfer is made by the number of Units obtained by dividing the amount to be transferred by the Unit Value for the applicable Business Day. If the transfer is made to another Subaccount as of the same day, the number of Units Prudential credits to the Participant in that Subaccount will be increased by means of a similar calculation. Prudential reserves the right to limit the frequency of these transfers. All transfers are subject to the terms and conditions set forth in this Prospectus and in the Contract(s) covering a Participant.

Prudential did not design the Contracts for professional market timing organizations or other organizations or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Discovery Account and the Funds, and Prudential will discourage such a practice. If such a pattern were to be found, we may be required to modify the transfer procedures, including but not limited to, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one owner.

Prudential may stipulate different procedures for Contracts under which an entity other than Prudential provides record keeping services. Although there is presently no charge for transfers, Prudential reserves the right to impose such charges in the future.

Certain Contracts, including the Small Plan Contract, may prohibit transfers from the Guaranteed Interest Account into non-equity investment options that are characterized in such Contract as "competing" with Prudential's General Account options with regard to investment characteristics. If a Contract precludes such transfers, the Contract will further require that amounts transferred from the Guaranteed Interest Account into non-competing investment options, such as a Subaccount investing in a stock Fund, may not for 90 days thereafter be transferred into a "competing" option or back to the Guaranteed Interest Account.

A Contract may include a provision that, upon discontinuance of contributions for all Participants of an Employer covered under a Contract, the Contractholder may request Prudential to make transfer payments from any of the Subaccounts to a designated alternate funding agency. If the Contract is used in connection with certain tax-deferred annuities subject to Section 403(b) of the Code, or with IRAs, Prudential will promptly notify each affected Participant and each beneficiary of a deceased Participant that such a request has been received. Within thirty days of receipt of such notice, each recipient may elect in writing on a form approved by Prudential to have any of his or her Participant Account Value transferred to the alternate funding agency. If he or she does not so elect, his or her investment options will continue in force under the Contract. If he or she does so elect, his or her account will be canceled as of a "transfer date" which is the Business Day specified in the Contractholder's request or 90 days after Prudential receives the request, whichever is later. The product of Units in the Participant's Subaccounts immediately prior to cancellation and the appropriate Unit Value on the transfer date, less the applicable withdrawal and annual account charges, will be transferred to the designated alternate funding agency in cash.

Subject to any conditions or limitations regarding transfers contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can:

     o continue to make transfers of all or part of his interest in his Participant Account among the available investment options offered, and

     o transfer directly all or part of his interest in his Participant Account to a Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7).

Contributions may be discontinued for all Participants under a Contract or for all Participants of an Employer covered under the Contract used in connection with a deferred compensation plan subject to Section 457 of the Code due to certain circumstances, such as a change in any law or regulation, which would have an adverse effect on Prudential in fulfilling the terms of the Contract. If contributions are so discontinued, Prudential may initiate transfer payments from any Subaccount to an alternate funding agency. The transfer would be made as described in the paragraph above.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain requests for transfer payments other than those described above must include the consent of the Participant and spouse and must be notarized or witnessed by an authorized plan representative.

Transfers that you make among Subaccounts will take effect as of the end of the Valuation Period in which a proper transfer request is received at Prudential (or the Small Plan Contract Recordkeeper, in the case of the Small Plan Contract).

From time to time, Prudential may make an offer to holders of other variable annuities that Prudential or an affiliate issues to exchange their variable annuity contracts for interests in a Contract issued by the Account. Prudential will conduct any such exchange offer in accordance with SEC rules and other applicable law. Current SEC rules pertaining to exchange offers among affiliated variable annuity contracts generally require, with certain exceptions, that no fee be imposed at the time of the exchange. Under this rule, Prudential could charge an administrative fee at the time of the exchange, although we have no present intention of doing so. SEC rules also require Prudential to give an exchanging variable annuity contractholder "credit", for purposes of calculating any withdrawal charge applicable under the Contract, for the time during which the contractholder held the variable annuity that was exchanged.

DOLLAR COST AVERAGING

Prudential may make available an administrative feature called Dollar Cost Averaging ("DCA"). This feature allows Participants to transfer amounts out of the Guaranteed Interest Account or one of the variable investment options and into one or more other variable investment options. Transfers may be in specific dollar amounts or percentages of the amount in the DCA account at the time of the transfer. A Participant may ask that transfers be made monthly, quarterly, semi-annually or annually. A Participant can add to the DCA account at any time.

Each automatic transfer will take effect in monthly, quarterly, semi-annual or annual intervals as designated by the Participant. If the New York Stock Exchange and Prudential are not open on a transfer date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Automatic transfers continue until the amount specified has been transferred, or until the Participant notifies us and we process a change in allocation or cancellation of the feature. Prudential currently imposes no charge for this feature. Prudential would impose such a charge only pursuant to an amendment to an administrative services agreement. Such an amendment would have to be agreed to in writing (or its electronic equivalent) by both Prudential and the Contractholder.

AUTO-REBALANCING


The Contracts may offer another investment technique. The Auto-Rebalancing feature will allow Participants to automatically rebalance Subaccount assets at specified intervals based on percentage allocations that they choose. For example, suppose a Participant's initial investment allocation of variable investment options is split 40% and 60%, respectively. Then, due to investment results, that split changes. A Participant may instruct that those assets be rebalanced to his or her original or different allocation percentages. Auto-Rebalancing can be performed on a one-time basis or periodically, as a Participant chooses. A Participant may select that rebalancing occur in monthly, quarterly, semi-annual or annual intervals. Rebalancing will take effect as of the end of the Valuation Period for each applicable interval. It will continue at those intervals until the Participant notifies us otherwise. If the New York Stock Exchange and Prudential are not open on the rebalancing date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Prudential currently imposes no charge for this feature. Prudential would impose such a charge only pursuant to an amendment to an administrative services agreement, which would have to be agreed to in writing (or its electronic equivalent) by both Prudential and the Contractholder.

WITHDRAWALS

Under certain circumstances as described in the retirement arrangement under which he is covered, a Participant may withdraw at any time all or part of his Participant Account Value that is attributable to Employer contributions or after-tax Participant contributions, if any.

The Code imposes restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code. Pursuant to Section 403(b)(11) of the Code, amounts attributable to a Participant's salary reduction contributions (including the earnings thereon) that are made under a tax deferred annuity after December 31, 1988 can only be withdrawn (redeemed) when the Participant attains age 59Z\x, separates from service with his employer, dies, or becomes disabled (within the meaning of Section 72(m)(7) of the Code). However, the Code permits the withdrawal at any time of amounts attributable to tax-deferred annuity salary reduction contributions (excluding the earnings thereon) that are made after December 31, 1988, in the case of a hardship. If the arrangement under which a Participant is covered contains a financial hardship provision, a Participant can make withdrawals in the event of the hardship.

Furthermore, subject to any restrictions upon withdrawals contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can withdraw at any time all or part of his Participant Account Value under a predecessor Prudential tax-sheltered annuity contract, as of December 31, 1988. Amounts earned after December 31, 1988 on the December 31, 1988 balance in a Participant Account attributable to salary reduction contributions are, however, subject to the Section 403(b)(11) withdrawal restrictions discussed above.

With respect to retirement arrangements other than tax-deferred annuities subject to Section 403(b) of the Code, a Participant's right to withdraw at any time all or part of his Participant Account Value may be restricted by the retirement arrangement under which he is covered. For example, Code Section 457 plans typically permit withdrawals only upon attainment of age 70, separation of service, or for unforeseeable emergencies.

With respect to all Contracts, you may specify from which investment options you would like the withdrawal processed. You may specify the withdrawal amount as a dollar amount or as a percentage of the Participant Account Value in the applicable Subaccount(s). If you do not specify from where you would like the withdrawal processed, a partial withdrawal will be withdrawn proportionally from all investment options.

Only amounts that you withdraw from contributions (including full withdrawals) may be subject to a withdrawal charge. For purposes of determining withdrawal charges, we consider withdrawals as having been made first from contributions. See Withdrawal Charge, page 29. This differs from the treatment of withdrawals for federal income taxes as described below, where generally, withdrawals are considered to have been made first from investment income. We will effect the withdrawal as of the end of the Valuation Period in which a proper withdrawal request is received at Prudential (or the Small Plan Contract Recordkeeper, in the case of the Small Plan Contract).

Prudential will generally pay the amount of any withdrawal within 7 days after receipt of a properly completed withdrawal request. We will pay the amount of any withdrawal requested, less any applicable tax withholding, withdrawal charge and/or annual account charge. We may delay payment of any withdrawal allocable to the Subaccount(s) for a longer period if the disposal or valuation of the Discovery Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

SYSTEMATIC WITHDRAWAL PLAN

If permitted by the Code and the retirement arrangement under which a Participant is covered, Prudential may offer systematic withdrawals as an administrative privilege. Under a systematic withdrawal arrangement, a Participant may arrange for systematic withdrawals from the Subaccounts and the Guaranteed Interest Account in which he invests. A Participant may arrange for systematic withdrawals only if at the time he elects to have such an arrangement, the balance in his Participant Account is at least $5,000. A Participant who has not reached age 59 1/2, however, may not elect a systematic withdrawal arrangement unless he has first separated from service with his Employer. In addition, the$5,000 minimum balance does not apply to systematic withdrawals made for the purpose of satisfying minimum distribution rules.

Federal income tax provisions applicable to the retirement arrangement under which a Participant is covered may significantly affect the availability of systematic withdrawals, how they may be made, and the consequences of making them. Withdrawals by Participants are generally taxable. Participants who have not reached age 59 1/2 may incur substantial tax penalties. Withdrawals made after a Participant has attained age 70 1/2 and withdrawals by beneficiaries must satisfy certain minimum distribution rules. See "Federal Tax Status," page 32.

You may arrange systematic withdrawals only pursuant to an election in a form approved by Prudential. Under certain types of retirement arrangements, an election to arrange for systematic withdrawals by a married Participant must be consented to in writing by the Participant's spouse, with signatures notarized or witnessed by an authorized plan representative, or equivalent electronic procedure permitted by ERISA and related Federal regulations. The election must specify that the systematic withdrawals will be made on a monthly, quarterly, semi-annual, or annual basis.

Prudential will effect all systematic withdrawals as of the day of the month specified by the Contractholder, or, if such day is not a Business Day, then on the next succeeding Business Day. Systematic withdrawals will continue until the Participant has withdrawn all of the balance in his Participant Account or has instructed Prudential in writing to terminate his systematic withdrawal arrangement. The Participant may elect to make systematic withdrawals in equal dollar amounts (in which case each withdrawal must be at least $250), unless it is made to satisfy minimum distribution rules, or over a specified period of time (at least three years). Where the Participant elects to make systematic withdrawals over a specified period of time, the amount of each withdrawal (which will vary, reflecting investment experience during the withdrawal period) will be equal to the sum of the balances then in the Participant Account divided by the number of systematic withdrawals remaining to be made during the withdrawal period.

Prudential will take systematic withdrawals first out of the Participant's investment, if any, in the Guaranteed Interest Account until that amount is exhausted. Thereafter, Prudential will take systematic withdrawals pro rata from the Subaccounts. Certain Contracts may specify that systematic withdrawals be deducted in a different manner than that described immediately above.

A Participant may change the frequency, amount or duration of his systematic withdrawals by submitting a form to Prudential or Prudential's designee. Prudential will provide such a form to a Participant upon request. A Participant may make such a change only once during each calendar year.

A Participant may at any time instruct Prudential to terminate the Participant's systematic withdrawal arrangement. No systematic withdrawals will be made for a Participant after Prudential has received this instruction. A Participant who chooses to stop making systematic withdrawals may not again make them until the next calendar year and may be subject to federal tax consequences as a result.

If a Participant arranges for systematic withdrawals, that will not affect any of the Participant's other rights under the Contracts, including the right to make withdrawals, and purchase a fixed dollar annuity.

Currently, Prudential does not impose a withdrawal charge upon systematic withdrawals. However, Prudential may apply a withdrawal charge on systematic withdrawals where payments are made for less than three years. Prudential would impose any such charge only on Contracts other than the Small Plan Contract in accordance with the withdrawal charge schedule set out in the Fee Table. Prudential currently permits a Participant who is receiving systematic withdrawals and over the age of 59Z\x to make one additional, non-systematic, withdrawal during each calendar year in an amount that does not exceed 10% of the sum of his balances in the Participant Account and the Guaranteed Interest Account without the application of the withdrawal charge.

TEXAS OPTIONAL RETIREMENT PROGRAM

Special rules apply with respect to Contracts covering persons participating in the Texas Optional Retirement Program ("Texas Program").

Under the terms of the Texas Program, Texas will contribute an amount somewhat larger than a Participant's contribution. Texas' contributions will be credited to the Participant Account. Until the Participant begins his second year of participation in the Texas Program, Prudential will have the right to withdraw the value of the Units purchased for this account with Texas' contributions. If the Participant does not commence his second year of Texas Program participation, the value of those Units representing Texas' contributions will be withdrawn and returned to the State.

A Participant has withdrawal benefits for Contracts issued under the Texas Program only in the event of the Participant's death, retirement or termination of employment. Participants will not, therefore, be entitled to exercise the right of withdrawal in order to receive in cash the Participant Account Value credited to them under the Contract unless one of the foregoing conditions has been satisfied. A Participant may, however, transfer the value of the Participant's interest under the Contract to another Prudential contract or contracts of other carriers approved under the Texas Program during the period of the Participant's Texas Program participation.

DEATH BENEFIT

When Prudential receives due proof of a Participant's death and a claim and payment election submitted on a form approved by us, we will pay to the designated beneficiary a death benefit made up of the balance in the Participant Account (after deduction of any annual account charges). The appropriate address to which a death benefit claim generally should be sent is set out on the cover page of this Prospectus. For certain Contracts, such as the Small Plan Contract, a death benefit claim should be sent to a designated record keeper rather than Prudential.

With respect to Contracts other than the Small Plan Contract, Prudential will pay the death benefit, according to the Participant's instructions, in:

     o    one sum as if it were a single withdrawal,

     o    systematic withdrawals,

     o    an annuity, or

     o    a combination of the three.

Any such payment will be subject to the minimum distribution rules of Code
Section 401(a)(9) as described below under "Federal Tax Status." With respect to the Small Plan Contract, the death benefit payment option listed in the fourth bullet immediately above may not be available, although the other options are available. If the Participant has not so directed, the beneficiary may, within any time limit prescribed by or for the retirement arrangement that covered the Participant, elect:

     o    to receive a one sum cash payment;

     o to have a fixed dollar annuity purchased under the Contract on a specified date, using the same annuity purchase rate basis that would have applied if the Participant Account were being used to purchase an annuity for the Participant;

     o to receive regular payments in accordance with the systematic withdrawal plan; or

     o    a combination of all or any two of (a), (b), and (c) above.

Unless restricted by the retirement arrangement under which the Participant is covered, or unless the Participant has elected otherwise, if within one year after the Participant's death the beneficiary elects to receive a one-sum cash payment of the entire Participant Account, including the balance in all Subaccounts, the total amount that Prudential will make available to the beneficiary will be the greatest of:

     o the Participant's Account Value as of the date Prudential receives a death benefit payment request in good order;

     o the sum of all contributions made to the Participant Account less withdrawals, transfers and charges; and

     o the greatest of the Participant's Account Value calculated on every third anniversary of the first contribution made on behalf of the Participant (accompanied by complete documentation) under the Contract, less subsequent withdrawals, transfers and charges.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, a death benefit will be payable to the Participant's spouse in the form of a "qualified pre-retirement survivor annuity." A "qualified pre-retirement survivor annuity" is an annuity for the lifetime of the Participant's spouse in an amount which can be purchased with no less than 50% of the balance in the Participant Account as of the Participant's date of death. Under the Retirement Equity Act, the spouse of a Participant in a retirement arrangement which is subject to these rules may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse, and must be notarized or witnessed by an authorized plan representative. Unless the spouse of a Participant in a Plan which is subject to these requirements properly consents to the waiver of the benefit, Prudential will pay 50% of the balance in the Participant Account to such spouse even if the designated beneficiary is someone other than the spouse. Under these circumstances, Prudential would pay the remaining 50% to the Participant's designated beneficiary.

Unless the retirement arrangement that covered the Participant provides otherwise, a beneficiary who elects to have a fixed-dollar annuity purchased for himself may choose from among the available forms of annuity. See "Effecting an Annuity," page 37. The beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the beneficiary will have the right to terminate such withdrawals and receive the remaining balance in the Participant Account in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See "Federal Tax Status" section of this Prospectus. If the beneficiary fails to make any election within any time limit prescribed by or for the retirement arrangement that covered the Participant, within seven days after the expiration of that time limit, Prudential will make a one sum cash payment to the beneficiary, after deducting the annual account charge. A specific Contract may provide that an annuity is payable to the beneficiary if the beneficiary fails to make an election.

Until Prudential pays a death benefit that results in reducing to zero the balance in the Participant Account, Prudential will maintain the Participant Account Value in the Subaccounts and the Guaranteed Interest Account that make up the Participant Account for the beneficiary in the same manner as they had been for the Participant, except:

     o    the beneficiary may make no contributions; and

     o    the beneficiary may not take a loan; and

     o    no withdrawal charge will be imposed upon withdrawals.

DISCONTINUANCE OF CONTRIBUTIONS

By notifying Prudential, the Contractholder generally may discontinue contributions on behalf of all Participants under a Contract or for all Participants of an Employer covered under a Contract. Contributions under the Contract will also be discontinued for all Participants covered by a retirement arrangement that is terminated.

On 90 days' advance notice to the Contractholder, Prudential may elect not to accept any new Participant, or not to accept further contributions for existing Participants.

The fact that contributions on a Participant's behalf are discontinued does not otherwise affect the Participant's rights under the Contracts. However, if contributions under a Program are not made for a Participant for a specified period of time (24 months in certain states, 36 months in others) and the total value of his Participant Account is at or below a specified amount ($1,000 in certain states, $2,000 in others), Prudential may, if permitted by the Code, elect to cancel that Participant Account unless prohibited by the retirement arrangement, and pay the Participant the value (less the annual account charge) as of the date of cancellation.

LOAN PROVISION

The loans described in this section are generally available to Participants in 401(a) plans and 403(b) programs. The interest rate and other terms and conditions of the loan may vary from Contract to Contract.

For plans that are subject to ERISA, it is the responsibility of the Contract trustee or fiduciary to ensure that the interest rate or other terms and conditions of the loan comply with all Contract qualification requirements including theERISA regulations.

The loans described in this section, which involve the variable investment options, work as follows. The minimum loan amount is as specified in the Contract, or if not specified, as determined by Prudential. The maximum loan amount is the lesser of:

     o $50,000, reduced by the highest outstanding balance of loans during the one year period immediately preceding the date of the loan, or

     o 50% of the value of the Participant's vested interest under a Contract.

Generally, in the loan application, the Contractholder (or in certain cases, the Participant) designates the Subaccount(s) from which the loan amount is deducted. To repay the loan, the Participant makes periodic payments of interest plus a portion of the principal. Prudential invests those payments in the Subaccounts chosen by the Participant. With respect to Contracts other than the Small Plan Contract, the Participant may specify the Subaccounts from which he may borrow and into which repayments may be invested. With respect to Contracts other than the Small Plan Contract, if the Participant does not specify the Subaccounts from which the loan amount is deducted, we will deduct the loan amount pro rata from the Participant Account Value in the Subaccounts. With respect to the Small Plan Contract, we deduct amounts borrowed from a Participant's Subaccounts on a pro rata basis. With respect to such Contracts, amountsthat a Participant repays on a loan are applied to a Participant's Subaccounts based on the Participant's current contribution allocations.

The maximum loan amount referred to above is imposed by federal tax law. That limit, however, applies to all loans from any qualified plan of the Employer. Since Prudential cannot monitor a Participant's loan activity relating to other plans offered to Participants, it is the Participant's responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution. If, however, the Participant defaults on the loan by, for example, failing to make required payments, the defaulted loan amount (as described in loan disclosure information provided to a borrowing Participant) will be treated as a taxable distribution. In that event, Prudential will send the appropriate tax information to the Participant and the Internal Revenue Service.

Prudential charges a loan application fee of up to $75, which is deducted from the Participant Account at the time the loan is initiated. Prudential will not accept a personal check as payment of the loan application fee. Prudential also imposes an annual charge of up to $60 as a loan maintenance fee for recordkeeping and other administrative services provided in connection with the loan. This charge is guaranteed not to increase during the term of any loan. This annualized loan maintenance charge will be pro rated based on the number of full months that the loan is outstanding, and we generally deduct it quarterly. Under certain Contracts, we will deduct the loan maintenance fee annually. With respect to Contracts other than the Small Plan Contract, Prudential will deduct the loan maintenance charge first against the Participant Account Value under the Guaranteed Interest Account (if available). If the Participant is not invested in the Guaranteed Interest Account, or if the Participant does not have enough money in such an option to pay the charge, Prudentialwill then deduct the charge against any one or more of the Subaccounts in which the Participant is invested. Withrespect to the Small Plan Contract, Prudential will deduct the loan maintenance fee pro rata from each of the Participant's Subaccounts.

MODIFIED PROCEDURES

Under certain Contracts, but not the Small Plan Contract, the Contractholder or a third party acting on their behalf provides record keeping services that would otherwise be performed by Prudential. Such Contracts may require procedures somewhat different than those set forth in this Prospectus. For example, such Contracts may require that contribution allocation requests, withdrawal requests, and/or transfer requests be directed to the Contract's record keeper rather than Prudential. The record-keeper is the Contractholder's agent, not Prudential's agent. Accordingly, transactions will be processed and priced as of the end of the Valuation Period in which Prudential receives appropriate instructions and/or funds from the record-keeper. The Contract will set forth any such different procedures.

                          CHARGES, FEES AND DEDUCTIONS

ADMINISTRATIVE FEE AND ANNUAL ACCOUNT CHARGE

Prudential imposes an administrative fee to compensate for the expenses incurred in administering the Contracts. This includes such things as issuing the Contract, establishing and maintaining records, and providing reports to Contractholders and Participants. Prudential deducts this fee daily from the assets in each of the Subaccounts at a maximum effective annual rate of 0.85% for Contracts other than the Small Plan Contract, and at an effective annual rate of 1.05% for the Small Plan Contracts. For Contracts other than the Small Plan Contract, Prudential may reduce the administrative fee if warranted by economies of scale or other pertinent factors.

Prudential deducts an annual account charge for recordkeeping and other administrative services pro rata from each Participant Account or bills this charge directly to the Employer. This annual account charge is payable to Prudential. With respect to Contracts other than the Small Plan Contract, Prudential imposes this charge on the last Business Day of each calendar year as long as the Participant still has money invested in the Subaccounts and the Guaranteed Interest Account. With respect to the Small Plan Contract, Prudential assesses the annual account charge either:

     o    quarterly, on or about 14 days after the end of each quarter, or

     o    annually, on the last Business Day of the calendar year.

With respect to Contracts other than the Small Plan Contract, Prudential will pro rate the annual account charge for new Participants for the first year of their participation, based on the number of full months remaining in the calendar year after the first contribution is received. With respect to the Small Plan Contract, Prudential will not pro rate the annual account charge for new Participants. With respect to Contracts other than the Small Plan Contract, if a Participant Account is canceled before the end of the year, Prudential will impose the charge on the date that the Participant Account is canceled (and the charge will not be pro rated if this occurs during the year in which the first contribution is made to the Participant Account). Prudential will not impose the annual account charge, however, upon the cancellation of a Participant Account to purchase an annuity under a Contract if the annuity becomes effective on January 1 of any year. After a cancellation, the Participant may again participate in the Contract only as a new Participant, and will be subject to a new annual account charge.

For all Contracts, the aggregate annual account charge for each Participant will not be greater than $32. With respect to Contracts other than the Small Plan Contract, Prudential will first assess the charge against the Participant Account Value under the Guaranteed Interest Account (if available). If the Participant is not invested in the Guaranteed Interest Account, or if the Participant does not have enough money in such an option to pay the charge, Prudential will then assess the charge against any one or more of the Subaccounts in which the Participant is invested. With respect to the Small Plan Contract, the aggregate annual account charge may be paid directly by the Participant's Employer, or may be deducted from a Participant's Account Value pro rata from each of the Participant's Subaccounts. Prudential may waive or eliminate the annual account charge where its costs of administration are less. Such lesser costs may be attributable to economies of scale associated with the amount of the Contractholder's Plan assets and the fact that the Contractholder itself performs administrative services that Prudential otherwise would perform.

CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS

Prudential makes a deduction daily from the assets of each of the Subaccounts as compensation for assuming the risk that our estimates of longevity and of the expenses we expect to incur over the lengthy periods that the Contract may be in effect will turn out to be incorrect. Prudential assesses the charge daily at an annual rate of 0.15% of the assets held in the Subaccounts for all of the Contracts.

EXPENSES INCURRED BY THE FUNDS


Participants indirectly bear the charges and expenses of the Funds. Details about investment management fees and other Fund expenses are available in the fee table and in the accompanying prospectuses for the Funds and the related statements of additional information.


WITHDRAWAL CHARGE

With respect to Contracts other than the Small Plan Contract, Prudential may assess a withdrawal charge upon full or partial withdrawals. The charge compensates Prudential for paying all of the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. Prudential does not impose a withdrawal charge whenever earnings are withdrawn.

With respect to Contracts other than the Small Plan Contract, the amount of the withdrawal charge that Prudential imposes upon any withdrawal depends upon the number of years of a Participant's participation in the Contract, the year in which the withdrawal is made, and the kind of retirement arrangement that covers the Participant. Participation in the Contract begins upon the date when the first contribution on behalf of the Participant, along with enrollment information in a form satisfactory to Prudential, is received by Prudential. Such participation ends on the date when the Participant Account under the Contract is canceled. In the event of such cancellation, Prudential reserves the right to consider the Participant to be participating in the Contract for a limited time (currently about one year) for the purposes of calculating any withdrawal charge on the withdrawal of any future contributions.

The table below describes the maximum amount of the withdrawal charge that Prudential deducts with respect to Contracts other than the Small Plan Contract.


                                                 THE WITHDRAWAL CHARGE
                                            WILL BE EQUAL TO THE FOLLOWING
                                            PERCENTAGE OF THE CONTRIBUTIONS
YEARS OF CONTRACT PARTICIPATION                        WITHDRAWN
-------------------------------             -------------------------------

First Year ...............................                5%
Second Year ..............................                4%
Third Year ...............................                3%
Fourth Year ..............................                2%
Fifth Year ...............................                1%
Sixth and Subsequent Years ...............             No Charge



We determine the withdrawal charge applicable to the Small Plan Contract in a different manner from what is described in the preceding paragraphs. Under the Small Plan Contract, a Participant making a full or partial withdrawal does not pay the withdrawal charge indicated above. Instead, withdrawal charges under the Small Plan Contract are triggered only when the Employer to which the Contract was issued terminates the Contract in whole or in part. Under full termination of the Contract, Prudential assesses the withdrawal charge against the Employer based on the total value of contributions withdrawn under the terminated Contract. Under a partial termination of the Contract, Prudential assesses the withdrawal charge only against those assets withdrawn by reason of a specified group, classification or type of employee leaving the Plan as a result of a corporate merger, restructuring, or other comparable employer-initiated event. For example, an Employer may sell a portion of its business that in turn requires that one-half of its employees commence work for a new employer, under a new qualified retirement plan not covered under the Contract. Prudential would assess the withdrawal charge against the Employer based on the total value of contributions of affected employees withdrawn as a consequence of the partial termination. The Employer may pass this charge on to affected employees.

Each Participant's Account Value that is withdrawn in connection with such a full or partial Contract termination may be subject to a withdrawal charge. The amount of the withdrawal charge varies depending on the number of years that have elapsed since the Small Plan Contract became effective. Specifically, the withdrawal charge is equal to 5% of contributions withdrawn during the first year of the Contract, and the charge declines by one percentage each year thereafter. After five complete years have elapsed from the effective date of the Small Plan Contract, we no longer deduct a withdrawal charge. This withdrawal charge compensates Prudential and its affiliates for the costs associated with contacting Small Plans and their participants and initially establishing Plan and Participant records.

In general, Prudential will reduce the proceeds received by a Participant upon any withdrawal by the amount of any withdrawal charge. Also, at our discretion, we may reduce or waive withdrawal charges for certain classes of contracts (e.g., contracts exchanged from existing contracts).

LIMITATIONS ON WITHDRAWAL CHARGE

We will not impose a withdrawal charge with respect to contributions withdrawn for any of the following purposes:

     o    to purchase an annuity

     o    to provide a death benefit

     o    pursuant to a systematic withdrawal plan generally

     o    to provide a minimum distribution payment

     o in cases of financial hardship or disability retirement as determined pursuant to provisions of the Employer's retirement arrangement

     o contributions that originated from a rollover contribution to a Contract.

Further, for all plans other than IRAs, we will impose no withdrawal charge upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contractholder.

Contributions that you transfer among the Guaranteed Interest Account and the Subaccounts are considered to be withdrawals from the Guaranteed Interest Account or the Subaccount from which the transfer is made, but we impose no withdrawal charge upon them. Those contributions will, however, be considered as contributions to the receiving Subaccount or Guaranteed Interest Account for purposes of calculating any charge imposed upon their subsequent withdrawal from that investment option.

We consider loans to be withdrawals from the Subaccounts from which the loan amount was deducted. However, we do not consider a loan to be a withdrawal from the Contract. Therefore, we do not impose a withdrawal charge upon loans. However, we will treat the principal portion of any loan repayment as a contribution to the receiving Subaccount for purposes of calculating any charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan by, for example, failing to make required payments, we will treat the outstanding balance of the loan as a withdrawal for purposes of the withdrawal charge. We will deduct the withdrawal charge from the same Subaccounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Subaccounts, we will deduct the withdrawal charge from the Participant's other Subaccounts and the Guaranteed Interest Account.

Prudential may impose withdrawal charges lower than those described above with respect to Participants under certain Contracts. These lower charges will reflect Prudential's anticipation that lower sales costs will be incurred, or less sales services will be performed, with respect to such Contracts due to economies arising from:

     o    the utilization of mass enrollment procedures; or

     o the performance of sales functions, which Prudential would otherwise be required to perform, by the Contractholder, an Employer, or by a third party on their behalf; or

     o an accumulated surplus of charges over expenses under a particular Contract.

Generally, we lower or waive the withdrawal charge depending on the amount of local service the Contractholder requires. In addition, we may lower the charge if required by state law.

TAXES ATTRIBUTABLE TO PREMIUM

There are federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. Some of these taxes are due when the contract is issued, others are due when the annuity payments begin. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.


REQUESTS, CONSENTS, AND NOTICES

The way you provide all or some requests, consents, or notices under a Contract (or related agreement or procedure) may include telephone access to an automated system, telephone access to a staffed call center, or internet access through www.prudential.com, as well as traditional paper. Prudential reserves the right to vary the means available from Contract to Contract, including limiting them to electronic means, by Contract terms, related service agreements with the Contractholder, or notice to the Contractholder and Participants. If electronic means are authorized, you will automatically be able to use them.

Prudential also will be able to use electronic means to provide notices to you, provided your Contract or other agreement with the Contractholder does not specifically limit these means. Electronic means will only be used, however, when Prudential reasonably believes that you have effective access to the electronic means and that they are allowed by applicable law. Also, you will be able to receive a paper copy of any notice upon request.

For your protection and to prevent unauthorized exchanges, telephone calls and other electronic communications will be recorded and stored, and you will be asked to provide your personal identification number or other identifying information before any request will be processed. Neither Prudential nor our agents will be liable for any loss, liability, or cost which results from acting upon instructions reasonably believed to be authorized by you.

During times of extraordinary economic or market changes, electronic and other instructions may be difficult to implement.

Some states, retirement programs, or Contractholders may not allow these privileges, or allow them only in modified form.

                               FEDERAL TAX STATUS

The following discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. Participants and Contractholders should consult a qualified tax adviser for complete information and advice.

ANNUITY QUALIFICATION

This discussion assumes the Contracts will be treated as annuity contracts for federal income tax purposes. In order to qualify for the tax rules applicable to annuity contracts, the assets underlying the Contracts must be diversified according to certain rules. For further detail on diversification requirements, see Dividends, Distributions and Taxes in the attached prospectus for the Prudential Series Fund. Tax rules also require that Prudential must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. Treasury Department regulations do not provide guidance concerning the extent to which Participants may direct investments in the particular investment options without causing Participants, instead of Prudential, to be considered the owner of the underlying assets. Prudential believes the Contracts are annuity contracts under the tax rules. However, Prudential reserves the right to make any changes it deems necessary to assure that the Contracts qualify as annuity contracts for tax purposes. Any such changes will apply uniformly to affected Participants and will be made with such notice to affected Participants as is feasible under the circumstances.


TAX-QUALIFIED RETIREMENT ARRANGEMENTS USING THE CONTRACTS


The Contracts may be used with qualified pension and profit sharing plans, plans established by self-employed persons ("Keogh plans"), simplified employee pension plans ("SEPs"), individual retirement plan accounts ("IRAs"), Roth IRAs, and tax-deferred annuities ("TDAs"). The provisions of the tax law that apply to these retirement arrangements that may be funded by the Contracts are complex, and Participants are advised to consult a qualified tax adviser.

The Contracts may also be used with certain deferred compensation plans of a state or local government or a tax-exempt organization (called "Section 457 Plans" after the Internal Revenue Code section that governs their structure). The tax rules for such plans involve, among other things, limitations on contributions and minimum distribution requirements. Tax-exempt organizations or governmental employers considering the use of the Contracts to fund or otherwise provide deferred compensation to their employees should consult with a qualified tax adviser concerning these specific requirements. Please refer to the discussion of Entity Owners on page 36, which may be applicable in certain circumstances.

CONTRIBUTIONS

In general, assuming that the requirements and limitations of tax law applicable to the particular type of plan are adhered to by Participants and Employers, contributions made under a retirement arrangement funded by a Contract are deductible (or not includible in income) up to certain amounts each year. Contributions to a Roth IRA are subject to certain limits, and are not deductible for federal income tax purposes.

EARNINGS

Under the retirement programs with which the Contracts may be used, federal income tax currently is not imposed upon the investment income and realized gains earned by the Subaccounts in which the contributions have been invested until a distribution or withdrawal is received.

DISTRIBUTIONS OR WITHDRAWALS

When a distribution or withdrawal is received, either as a lump sum, an annuity, or as regular payments in accordance with a systematic withdrawal arrangement, all or a portion of the distribution or withdrawal is normally taxable as ordinary income. In some cases, the tax on lump sum distributions may be limited by a special income-averaging rule. The effect of federal income taxation depends largely upon the type of retirement plan and a generalized description, beyond that given here, is not particularly useful. Careful review of tax law applicable to the particular type of plan is necessary.


Furthermore, premature distributions or withdrawals may be restricted or subject to a tax penalty. Participants contemplating a withdrawal should consult a qualified tax adviser.

Under a Roth IRA, distributions are generally not taxable for federal income tax purposes if they are made after attainment of age 59 1/2 or for certain other reasons and if the individual had a Roth IRA in effect for at least five tax years.


MINIMUM DISTRIBUTION RULES


In general, distributions from qualified retirement arrangements and Section 457 Plans must begin by the "Required Beginning Date" which is April 1 of the calendar year following the later of (1) the year in which the Participant attains age 70 1/2 or (2) the Participant retires (retirement date not applicable to IRAs). The following exceptions apply:


     o For a TDA, only benefits accruing after December 31, 1986 must begin distribution by the Required Beginning Date.

     o Roth IRAs are not subject to these pre-death minimum distribution rules.

Distributions that are made after the Required Beginning Date must generally be made in the form of an annuity for the life of the Participant or the lives of the Participant and his designated beneficiary, or over a period that is not longer than the life expectancy of the Participant or the life expectancies of the Participant and his designated beneficiary.


Distributions to beneficiaries are also subject to minimum distribution rules. If a Participant dies before his entire interest in his Participant Account has been distributed, his remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the Participant's date of death. If the Participant dies before distributions have begun (or are treated as having begun) the entire interest in his Participant Account must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant's death. Alternatively, if there is a designated beneficiary, the designated beneficiary may elect to receive payments beginning no later than December 31 of the calendar year immediately following the year in which the Participant dies and continuing for the beneficiary's life or a period not exceeding the beneficiary's life expectancy (except that with respect to distributions from a Section 457 Plan, such period cannot exceed 15 years). Special rules apply where the deceased Participant's spouse is his designated beneficiary. Beginning in 2002, minimum distribution calculations will change under IRS proposed regulations. Minimum required distributions will generally be less under the proposed regulations. Individuals can elect to use the proposed regulations for their 2001 distributions. These proposed regulations may not apply to Section 457 Plans.


In addition to the above rules, with respect to a Section 457 Plan, any distribution that is payable over a period of more than one year can only be made in substantially non-increasing amounts no less frequently than annually.

An excise tax applies to Participants or beneficiaries who fail to take the minimum distribution in any calendar year.

                  NONQUALIFIED ARRANGEMENTS USING THE CONTRACTS

TAXES PAYABLE BY PARTICIPANT

Prudential believes the Contracts are annuity contracts for tax purposes. Accordingly, as a general rule, Participants should not pay any tax until money is received under the Contracts. Generally, annuity contracts issued by the same company (and affiliates) to a Participant during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

TAXES ON WITHDRAWALS AND SURRENDER

If a Participant makes a withdrawal from the Contract or surrenders it before annuity payments begin, the amount received will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn.


If a Participant assigns or pledges all or part of the Contract as collateral for a loan, the part assigned or pledged will be treated as a withdrawal. Also, if a Participant elects the interest payment option, this will be treated, for tax purposes, as a surrender of the Contract.

If a Participant transfers the Contract for less than full consideration, such as by gift, tax will be triggered on the gain in the Contract. This rule does not apply to transfers to a spouse or, in most circumstances, transfers made incident to divorce.


TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment a Participant receives will be treated as a partial return of purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment received by a fraction, the numerator of which is the purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Contract.


After the full amount of the purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of the purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTIES ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount received under the Contract may be subject to a 10 percent tax penalty. Amounts are not subject to this penalty tax if:


     o the amount is paid on or after age 59 1/2 or the death of the Participant;

     o the amount received is attributable to the Participant becoming disabled;

     o the amount paid or received is in the form of level payments not less frequently than annually for life (or a period not exceeding life expectancy); or

     o the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

If the lifetime payment stream is modified (other than as a result of death or disability) before age 59 1/2 (or before the end of the five year period beginning with the first payment and ending after age 59 1/2), the tax for the year of modification will be increased by the penalty tax that would have been imposed without the exception, plus interest for the deferral.

TAXES PAYABLE BY BENEFICIARIES

Generally, the same tax rules apply to amounts received by a beneficiary as those set forth above with respect to a Participant. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon the death of a Participant, as discussed further below.

REQUIRED DISTRIBUTIONS UPON DEATH OF PARTICIPANT

Certain distributions must be made under the Contract upon the death of a Participant. The required distributions depend on whether the Participant dies on or before the start of annuity payments under the Contract or after annuity payments are started under the Contract.

If the Participant dies on or after the annuity date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If the Participant dies before the annuity date, the entire interest in the Contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by the designated beneficiary and if annuity payments begin within 1 year of the death of the Participant, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. The calculation method for required distributions upon Death of the Participant is revised under the IRS proposed regulations for distributions beginning in 2002 and are optional for distributions in 2001.The designated beneficiary is the person to whom ownership of the Contract passes by reason of death, and must be a natural person.


If any portion of the Contract is payable to (or for the benefit of) a Participant's surviving spouse, such portion of the Contract may be continued with the spouse as the owner.

ENTITY OWNERS

When a Contract is held by a non-natural person (for example, a corporation), the Contract generally will not be taxed as an annuity and increases in the value of the Contract will be subject to tax. Exceptions include contracts held by an entity as an agent for a natural person, contracts held under a qualified pension or profit sharing plan, a TDA or individual retirement plan (see discussion above) or contracts that provide for immediate annuities.

WITHHOLDING

Taxable amounts distributed from annuity contracts in nonqualified annuity arrangements are subject to tax withholding. Participants may generally elect not to have tax withheld from payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate filed with Prudential. Absent these elections, Prudential will withhold the tax amounts required by the applicable tax regulations. Participants may be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Participants who fail to provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding.

In addition, certain distributions from qualified plans, which are not directly rolled over or transferred to another eligible qualified plan, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: (1) distributions for the life or life expectancy of the Participant, or joint and last survivor expectancy of the Participant and a designated beneficiary; or (2) distributions for a specified period of 10 years or more; (3) distributions required as minimum distributions. Amounts that are received under a Contract used in connection with a Section 457 Plan are treated as wages for federal income tax purposes and are, thus, subject to general withholding requirements; or (4) hardship distributions of salary deferral amounts.


GENERATION-SKIPPING TRANSFERS

If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be a generation-skipping transfer tax consequence.


TAXES ON PRUDENTIAL

Although the Account is registered as an investment company, it is not a separate taxpayer for purposes of the Code. The earnings of the Subaccounts invested in the Funds are taxed as part of the operations of Prudential. No charge is being made currently against those Subaccounts for company federal income taxes. Prudential will review the question of a charge to the Subaccounts invested in the Funds for company federal income taxes periodically. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

                              EFFECTING AN ANNUITY

Subject to the restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code, and subject to the provisions of the retirement arrangement that covers him or her, a Participant may elect at any time to have all or a part of his or her interest in the Participant Account used to purchase a fixed dollar annuity under the Contracts. The Contracts do not provide for annuities that vary with the investment results of any Subaccount. Withdrawals from the Participant Account that are used to purchase a fixed dollar annuity under the Contracts become part of Prudential's General Account, which supports insurance and annuity obligations.

In electing to have an annuity purchased, the Participant may select from the forms of annuity described below, unless the retirement arrangement covering the Participant provides otherwise. The annuity is purchased on the first day of the month following receipt by Prudential of proper written notice on a form approved by Prudential that the Participant has elected to have an annuity purchased, or on the first day of any subsequent month that the Participant designates.

Prudential generally will make the first monthly annuity payment within one month of the date on which the annuityis purchased.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain elections of payouts which are not qualified joint and survivor annuities must include the consent and signatures of the Participant and his spouse and must be notarized or witnessed by an authorized plan representative. A "qualified joint and survivor annuity" is an annuity for the Participant's lifetime with at least 50% of the amount payable to the Participant continued after the Participant's death to his or her spouse, if then living.

Once annuity payments begin, the annuitant cannot surrender his or her annuity benefit and receive a one sum payment.

We make the following forms of annuity available to Participants.

LIFE ANNUITY WITH PAYMENTS CERTAIN

This is an immediate annuity payable monthly during the lifetime of the annuitant. Prudential guarantees that if, at the death of the annuitant, payments have been made for less than the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), they will be continued during the remainder of the selected period to his or her beneficiary.

ANNUITY CERTAIN

This is an immediate annuity payable monthly for a period certain which may be 60, 120, 180, or 240 months, as selected by the annuitant. If the annuitant dies during the period certain, we will continue payments in the same amount the annuitant was receiving to his or her beneficiary. We make no further payments after the end of the period certain.

JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN

This is an immediate annuity payable monthly during the lifetime of the annuitant with payments continued after his or her death to the contingent annuitant, if surviving, for the latter's lifetime. Until the selected number of payments certain have been paid, payments made to the contingent annuitant after the annuitant's death are the same as those the annuitant was receiving. Thereafter, the payments continued to the contingent annuitant will be a percentage of the monthly amount paid to the annuitant such as 33%, 50%, 66%, or 100% as selected by the annuitant. The amounts of each payment made to the annuitant will be lower as the percentage he or she selects to be paid to the contingent annuitant is higher. If both the annuitant and the contingent annuitant die during the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), we will continue payments during the remainder of the period certain to the properly designated beneficiary.

We may make other forms of annuity available under the Contracts. The retirement arrangement under which the Participant is covered may restrict the forms of annuity that a Participant may elect.

If the dollar amount of the first monthly annuity payment is less than the minimum amount specified in the Contract, or if the beneficiary is other than a natural person receiving payments in his or her own right, Prudential may elect to pay the commuted value of the unpaid payments certain in one sum.

PURCHASING THE ANNUITY

Prudential does not deduct a withdrawal charge from contributions withdrawn to purchase an annuity from Prudential. If, as a result of a withdrawal to purchase an annuity, the Participant Account has been reduced to zero, Prudential deducts the full annual account charge, unless the annuity becomes effective on January 1 of any year. Prudential applies the resulting amount, less any applicable taxes, to the appropriate annuity purchase rate determined in accordance with the schedule in the Contract at the time the annuity is purchased. However, Prudential may determine monthly payments from schedules of annuity purchase rates providing for larger payments than the rates shown in the Contract.

Prudential guarantees the schedule of annuity purchase rates in a Contract for ten years from the date the Contract is issued. If at any time after a Contract has been in effect for ten years, we modify the schedule of annuity purchase rates, the modification is also guaranteed for ten years. A change in the schedule of annuity purchase rates used for an annuity certain with 180 payments or less, as described above, will apply only to amounts added to a Participant Account after the date of change. A change in any other schedule will apply to all amounts in a Participant Account.

                                OTHER INFORMATION

MISSTATEMENT OF AGE OR SEX

If an annuitant's stated age or sex (except where unisex rates apply) or both are incorrect, we will change each benefit and the amount of each annuity payment to that which the total contributions would have bought for the correct age and sex. Also, we will adjust for the amount of any overpayments we have already made.

SALE OF THE CONTRACT AND SALES COMMISSIONS


Prudential Investment Management Services LLC ("PIMS"), a wholly-owned direct subsidiary of Prudential, acts as the principal underwriter of the Contract. PIMS was organized in 1996 under Delaware law, is registered as a broker and dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, NJ 07102. The Contract is sold by registered representatives of PIMS and other broker-dealers who are also authorized by state insurance departments to do so. During 2000, 1999, and 1998, $1,204,992, $573,984, and $105,206, respectively were paid to Prudential Investment Management Services LLC for its services as principal underwriter. During 2000, 1999, and 1998, Prudential Investment Management Services LLC retained none of those commissions.

We pay the broker-dealer whose registered representatives sell the Contract either:

     o    a commision of up to 3.0% of your purchase payments; or

     o a combination of a commission on purchase payments and a "trail" commission--which is a commission determined as a percentage of your Account value that is paid periodically over the life of your Contract.

The commission amount quoted above is the maximum amount which is paid. In most circumstances, the registered representative who sold the Contract will receive significantly less.

From time to time, Prudential or its affiliates may offer and pay non-cash compensation to registered representatives who sell the Contract. For example, Prudential or an affiliate may pay for a training and education meeting that is attended by registered representatives of both Prudential-affiliated broker-dealers and independent broker-dealers. Prudential and its affiliates retain discretion as to which broker-dealers to offer non-cash (and cash) compensation arrangements, and will comply with NASD rules and other pertinent laws in making such offers and payments. Our payment of cash or non-cash compensation in connection with sales of the Contract does not result directly in any additional charge to you.


VOTING RIGHTS

As stated above, all of the assets held in the Subaccounts of the Discovery Account are invested in shares of the corresponding Funds. Prudential is the legal owner of those shares. As such, Prudential has the right to vote on any matter voted on at any shareholders meetings of the Funds. However, as required by law, Prudential votes the shares of the Funds at any regular and special shareholders meetings the Funds are required to hold in accordance with voting instructions received from Participants. The Funds may not hold annual shareholders meetings when not required to do so under the laws of the state of their incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from Participants are received, and any shares owned directly or indirectly by Prudential, are voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Prudential to vote shares of the Funds in its own right, it may elect to do so.

Generally, Participants may give voting instructions on matters that would be changes in fundamental policies and any matter requiring a vote of the shareholders of the Funds. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Participants participating in such portfolios will vote separately on the matter, as required by applicable securities laws.

The number of Fund shares for which a Participant may give instructions is determined by dividing the portion of the value of the Participant Account derived from participation in a Subaccount, by the value of one share in the corresponding portfolio of the applicable Fund. The number of votes for which you may give Prudential instructions is determined as of the record date chosen by the Board of the applicable Fund. We furnish you with proper forms and proxies to enable you to give these instructions. We reserve the right to modify the manner in which the weight to be given to voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Prudential may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Funds' portfolios, or to approve or disapprove an investment advisory contract for a Fund. In addition, Prudential itself may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds' portfolios, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If we do disregard voting instructions, we will advise you of that action and our reasons for such action in the next annual or semi-annual report.

SUBSTITUTION OF FUND SHARES

Although Prudential believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Funds may become unsuitable for investment by Contractholders and Participants. This may occur because of investment policy changes, tax law changes, the unavailability of shares for investment or at the discretion of Prudential. In that event, Prudential may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, we would have to obtain the approval of the SEC, and possibly one or more state insurance departments. We would notify Contractholders and Participants of any such substitution.

PERFORMANCE INFORMATION

We may depict performance information for the Subaccounts in advertising and reports to current and prospective Contractholders and Participants. Performance information is based on the historical investment experience of the Funds, adjusted to take charges under the Contract into account, and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment over a stipulated period, and assume a surrender of the Contract at the end of the period. Total return quotations reflect changes in unit values and the deduction of applicable charges including any applicable withdrawal charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a specified seven-day period. Effective yield is calculated in a similar manner, except that income earned is assumed to be reinvested.

Reports or advertising may include comparative performance information, including, but not limited to:

     o    comparisons to market indices,

     o    comparisons to other investments,

     o    performance rankings,

     o    personalized illustrations of historical performance, and

     o    data presented by analysts or included in publications.

See Performance Information in the Statement of Additional Information for recent performance information.

REPORTS TO PARTICIPANTS


Prudential will send Participants, at least annually, reports showing as of a specified date the number of units credited to them in the Subaccounts of the Discovery Account. We also will send Participants in certain plans annual and semi-annual reports for the applicable Funds.


STATE REGULATION

Prudential is subject to regulation by the Department of Banking and Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. Prudential must file an annual statement in a form promulgated by the National Association of Insurance Commissioners. This annual statement is reviewed and analyzed by the New Jersey Department, which makes an independent computation of Prudential's legal reserve liabilities and statutory apportionments under its outstanding contracts. New Jersey law requires a quinquennial examination of Prudential to be made. Examination involves an extensive audit including, but not limited to, an inventory check of assets, sampling techniques to check the performance by Prudential of its contracts and an examination of the manner in which divisible surplus has been apportioned and distributed to policyholders and Contractholders. This regulation does not involve any supervision or control over the investment policies of the Subaccounts or over the selection of investments for them, except for verification of the compliance of Prudential's investment portfolio with New Jersey law.

The laws of New Jersey also contain special provisions which relate to the issuance and regulation of contracts on a variable basis. These laws set forth a number of mandatory provisions which must be included in contracts on a variable basis and prohibit such contracts from containing other specified provisions. The Department may initially disapprove or subsequently withdraw approval of any contract if it contains provisions which are "unjust, unfair, inequitable, ambiguous, misleading, likely to result in misrepresentation or contrary to law." New Jersey also can withhold or withdraw approval if sales are solicited by communications which involve misleading or inadequate descriptions of the provisions of the contract.

In addition to the annual statement referred to above, Prudential is required to file with New Jersey and other states a separate statement with respect to the operations of all its variable contracts accounts, in a form promulgated by the National Association of Insurance Commissioners.

LITIGATION


We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied.

As of December 31, 2000, Prudential and/or Pruco Life remained a party to approximately 109 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. Some of these cases seek substantial damages while others seek unspecified compensatory, punitive or treble damages. It is possible that substantial punitive damages might be awarded in one or more of these cases. Additional suits may also be filed by other individuals who "opted out" of the settlements.

As of December 31, 2000 Prudential has paid or reserved for payment $4.405 billion before tax, equivalent to $2.850 billion after tax to provide for remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against Prudential separately, and other fees and expenses associated with the resolution of sales practices issues.

STATEMENT OF ADDITIONAL INFORMATION

                                                                       PAGE
                                                                       ----
The contents of the Statement of Additional Information include:

    Definitions .....................................................    2
    Other Contract Provisions .......................................    2

    Administration ..................................................    3
    Performance Information .........................................    4
    Directors of Prudential .........................................   11
    Officers of Prudential ..........................................   13

    Sale of Contracts ...............................................   14
    Legal Matters ...................................................   14
    Experts .........................................................   14
    Financial Statements of the Discovery Account ...................  A-1
    Consolidated financial statements of The Prudential Insurance
       Company of America and subsidiaries ..........................  B-1

ADDITIONAL INFORMATION

Prudential has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. You may obtain the omitted information, however, from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.


The Statement of Additional Information is available from Prudential without charge. The addresses and telephone numbers are set forth on the cover page of this Prospectus.

                                                                                                                     APPENDIX

                                                                   ACCUMULATION UNIT VALUES
                                                                     SMALL PLAN CONTRACT
                                                 THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
                                                               (CONDENSED FINANCIAL INFORMATION)

                                                                          SUBACCOUNTS
                                       --------------------------------------------------------------------------------------
                                          PRUDENTIAL            PRUDENTIAL           PRUDENTIAL              PRUDENTIAL
                                          SERIES FUND           SERIES FUND          SERIES FUND             SERIES FUND
                                          MONEY MARKET        DIVERSIFIED BOND     GOVERNMENT INCOME    CONSERVATIVE BALANCED
                                       --------------------------------------------------------------------------------------
                                       01/01/00  01/01/99    01/01/00  01/01/99    01/01/00  01/01/99     01/01/00  01/01/99
                                          TO        TO          TO        TO          TO        TO           TO        TO
                                       12/31/00  12/31/99    12/31/00  12/31/99    12/31/00  12/31/99     12/31/00  12/31/99
                                       --------------------------------------------------------------------------------------
1. Beginning of period (rounded) .....   $10.89   $10.52      $10.45     $10.68     $10.64    $11.10        $11.67   $11.10
2. End of period (rounded) ...........   $11.42   $10.89      $11.32     $10.45     $11.86    $10.64        $11.48   $11.67
3. Accumulation Units Outstanding
    at end of period .................    1,501      359       3,681      4,044          9     1,387             7      865
                                       --------------------------------------------------------------------------------------
                                                                          SUBACCOUNTS
                                       --------------------------------------------------------------------------------------
                                           PRUDENTIAL            PRUDENTIAL           PRUDENTIAL            PRUDENTIAL
                                          SERIES FUND            SERIES FUND          SERIES FUND           SERIES FUND
                                        FLEXIBLE MANAGED       HIGH YIELD BOND        STOCK INDEX               VALUE
                                       --------------------------------------------------------------------------------------
                                       01/01/00  01/01/99    01/01/00  01/01/99    01/01/00  01/01/99     01/01/00  01/01/99
                                          TO        TO          TO        TO          TO        TO           TO        TO
                                       12/31/00  12/31/99    12/31/00  12/31/99    12/31/00  12/31/99     12/31/00  12/31/99
                                       --------------------------------------------------------------------------------------

1. Beginning of period (rounded) .....   $11.64     N/A       $10.33   $10.02     $15.54    $13.09        $11.23   $10.13
2. End of period (rounded) ...........   $11.28     N/A       $ 9.40   $10.33     $13.97    $15.54        $12.83   $11.23
3. Accumulation Units Outstanding
    at end of period .................       24     N/A          766      594     10,017    10,316           689    2,738
                                       --------------------------------------------------------------------------------------
                                                                          SUBACCOUNTS
                                       --------------------------------------------------------------------------------------
                                           PRUDENTIAL           PRUDENTIAL           PRUDENTIAL
                                          SERIES FUND           SERIES FUND          SERIES FUND             AIM V.I.
                                             EQUITY              JENNISON               GLOBAL           GROWTH AND INCOME
                                       --------------------------------------------------------------------------------------
                                       01/01/00  01/01/99    01/01/00  01/01/99    01/01/00  01/01/99     01/01/00  01/01/99
                                          TO        TO          TO        TO          TO        TO           TO        TO
                                       12/31/00  12/31/99    12/31/00  12/31/99    12/31/00  12/31/99     12/31/00  12/31/99
                                       --------------------------------------------------------------------------------------
1. Beginning of period (rounded)         $12.15   $10.96      $18.82     $13.43     $16.19    $11.08        $16.37   $12.37
2. End of period (rounded)               $12.40   $12.15      $15.37     $18.82     $13.17    $16.19        $13.82   $16.37
3. Accumulation Units Outstanding
    at end of period                      1,395      872         923      1,110        664        75           340      351
                                       --------------------------------------------------------------------------------------
                                                                          SUBACCOUNTS
                                       --------------------------------------------------------------------------------------
                                                               CREDIT SUISSE
                                                               WARBURG PINCUS            JANUS                  JANUS
                                           AIM V.I.         GLOBAL POST-VENTURE          ASPEN                  ASPEN
                                            VALUE                 CAPITAL                GROWTH          INTERNATIONAL GROWTH
                                       --------------------------------------------------------------------------------------
                                       01/01/00  01/01/99    01/01/00  01/01/99    01/01/00  01/01/99     01/01/00  01/01/99
                                          TO        TO          TO        TO          TO        TO           TO        TO
                                       12/31/00  12/31/99    12/31/00  12/31/99    12/31/00  12/31/99     12/31/00  12/31/99
                                       --------------------------------------------------------------------------------------
1. Beginning of period (rounded) .....   $16.60   $12.97      $17.15   $10.64     $18.91    $13.33        $19.69   $10.96
2. End of period (rounded) ...........   $14.00   $16.90      $13.71   $17.15     $15.96    $18.91        $16.35   $19.69
3. Accumulation Units Outstanding
    at end of period .................   11,248      577         587    1,372        973     1,197         3,242       31
                                       --------------------------------------------------------------------------------------

                                                                          SUBACCOUNTS
                                       --------------------------------------------------------------------------------------
                                                                                         OCC                     OCC
                                               MFS                   MFS             ACCUMULATION            ACCUMULATION
                                         EMERGING GROWTH          RESEARCH           TRUST MANAGED          TRUST SMALL CAP
                                       --------------------------------------------------------------------------------------
                                       01/01/00  01/01/99    01/01/00  01/01/99    01/01/00  01/01/99     01/01/00  01/01/99
                                          TO        TO          TO        TO          TO        TO           TO        TO
                                       12/31/00  12/31/99    12/31/00  12/31/99    12/31/00  12/31/99     12/31/00  12/31/99
                                       --------------------------------------------------------------------------------------
1. Beginning of period (rounded) .....   $23.04   $13.23      $14.45   $11.82     $11.18    N/A           $ 8.89   $ 9.19
2. End of period (rounded) ...........   $18.30   $23.04      $13.58   $14.45     $12.06    N/A           $12.67   $ 8.69
3. Accumulation Units Outstanding
    at end of period .................   10,319       82          97        1        344    N/A              233    1,162
                                       --------------------------------------------------------------------------------------

                                                      SUBACCOUNTS
                                       -----------------------------------------
                                          T. ROWE PRICE         T. ROWE PRICE
                                          EQUITY INCOME      INTERNATIONAL STOCK
                                       -----------------------------------------
                                       01/01/00  01/01/99    01/01/00  01/01/99
                                          TO        TO          TO        TO
                                       12/31/00  12/31/99    12/31/00  12/31/99
                                       -----------------------------------------
1. Beginning of period (rounded) .....   $11.63   $11.38      $13.45   $10.24
2. End of period (rounded) ...........   $13.00   $11.63      $10.91   $13.45
3. Accumulation Units Outstanding
    at end of period .................      238      480       3,495      409
                                       -----------------------------------------


                                                                                                       APPENDIX

                                            ACCUMULATION UNIT VALUES
                                    CONTRACTS OTHER THAN SMALL PLAN CONTRACT
                        THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
                                       (CONDENSED FINANCIAL INFORMATION)

                                                            SUBACCOUNTS
                                   ---------------------------------------------------------------------------
                                                PRUDENTIAL                              PRUDENTIAL
                                               SERIES FUND                              SERIES FUND
                                               MONEY MARKET                            DIVERSIFIED BOND
                                   ---------------------------------------------------------------------------

                                    01/01/00 01/01/99 01/01/98 07/31/97* 01/01/00 01/01/99 01/01/98 07/31/97*
                                        TO       TO       TO       TO       TO       TO       TO       TO
                                    12/31/00 12/31/99 12/31/98 12/31/97  12/31/00 12/31/99 12/31/98 12/31/97
                                   ---------------------------------------------------------------------------

1. Beginning of period (rounded) ... $ 10.94  $ 10.52 $ 10.08  $ 10.00  $ 10.50  $ 10.68  $ 10.07  $ 10.00
2. End of period (rounded) ......... $ 11.51  $ 10.94 $ 10.52  $ 10.08  $ 11.41  $ 10.50  $ 10.68  $ 10.07
3. Accumulation Units Outstanding
    at end of period ............... 238,181  127,605  42,992      815  157,705  105,742   63,041      542
                                   ---------------------------------------------------------------------------





                                   -------------------------------------------------------------------------------
                                                    PRUDENTIAL                                  PRUDENTIAL
                                                   SERIES FUND                                 SERIES FUND
                                                 GOVERNMENT INCOME                       CONSERVATIVE BALANCED
                                   --------------------------------------------------------------------------------

                                   01/01/00  01/01/99  01/01/98  07/31/97* 01/01/00  01/01/99  01/01/98  07/31/97*
                                     TO        TO        TO        TO       TO          TO        TO       TO
                                   12/31/00  12/31/99  12/31/98  12/31/97  12/31/00  12/31/99  12/31/98  12/31/97
                                   --------------------------------------------------------------------------------

1. Beginning of period (rounded) ..$ 10.69    $ 11.10  $ 10.27   $ 10.00   $ 11.73   $ 11.10   $ 10.03    $ 10.00
2. End of period (rounded) ........$ 11.94    $ 10.69  $ 11.10   $ 10.27   $ 11.56   $ 11.73   $ 11.10    $ 10.03
3. Accumulation Units Outstanding
    at end of period .............. 75.262     58,456   33,914        60   302,251   246,332   146,440        563
                                   ---------------------------------------------------------------------------------






                                                                            SUBACCOUNTS
                                        -------------------------------------------------------------------------------------

                                                         PRUDENTIAL                             PRUDENTIAL
                                                        SERIES FUND                             SERIES FUND
                                                      FLEXIBLE MANAGED                         HIGH YIELD BOND
                                        -------------------------------------------------------------------------------------
                                          01/01/00  01/01/99  01/01/98  07/31/97*  01/01/00  01/01/99   01/01/98   07/31/97*
                                              TO       TO       TO       TO          TO         TO         TO         TO
                                          12/31/00  12/31/99  12/31/98  12/31/97   12/31/00  12/31/99   12/31/98   12/31/97
                                        -------------------------------------------------------------------------------------
1. Beginning of period (rounded) ......   $ 11.64   $ 10.90   $  9.99    $ 10.00   $ 10.38   $ 10.02    $ 10.37    $ 10.00
2. End of period (rounded) ............   $ 11.36   $ 11.64   $ 10.90    $  9.99   $  9.47   $ 10.38    $ 10.02    $ 10.37
3. Accumulation Units Outstanding
    at end of period ..................   351,407   256,779   149,274      4,286    66,150    36,945     19,787      1,952
                                        -------------------------------------------------------------------------------------




                                                                            SUBACCOUNTS
                                        -----------------------------------------------------------------------------------------

                                                          PRUDENTIAL                                 PRUDENTIAL
                                                          SERIES FUND                                SERIES FUND
                                                          STOCK INDEX                                   VALUE
                                        -----------------------------------------------------------------------------------------
                                           01/01/00   01/01/99   01/01/98   07/31/97*   01/01/00   01/01/99   01/01/98  07/31/97*
                                              TO         TO         TO         TO          TO         TO         TO       TO
                                           12/31/00   12/31/99   12/31/98  12/31/97     12/31/00   12/31/99   12/31/98  12/31/97
                                        ------------------------------------------------------------------------------------------
1. Beginning of period (rounded) ......    $ 15.62   $ 13.09     $ 10.29    $ 10.00      $ 11.29    $ 10.13    $ 10.48    $ 10.00
2. End of period (rounded) ............    $ 14.07   $ 15.62     $ 13.09    $ 10.29      $ 12.92    $ 11.29    $ 10.13    $ 10.48
3. Accumulation Units Outstanding
    at end of period ..................  1,266,223   888,608     382,563      1,890      157,912    120,568     53,578      1,171
                                        ------------------------------------------------------------------------------------------


                                                                            SUBACCOUNTS
                                        -----------------------------------------------------------------------------------
                                                      PRUDENTIAL                               PRUDENTIAL
                                                      SERIES FUND                             SERIES FUND
                                                        EQUITY                                  JENNISON
                                        -----------------------------------------------------------------------------------

                                        01/01/00  01/01/99  01/01/98  07/31/97*  01/01/00   01/01/99   01/01/98   07/31/97*
                                           TO        TO        TO       TO          TO        TO          TO         TO
                                        12/31/00  12/31/99  12/31/98  12/31/97   12/31/00   12/31/99   12/31/98   12/31/97
                                        -----------------------------------------------------------------------------------
1. Beginning of period (rounded) ....   $ 12.21   $ 10.96  $ 10.12    $ 10.00    $ 18.91    $ 13.43    $  9.87    $ 10.00
2. End of period (rounded) ..........   $ 12.48   $ 12.21  $ 10.96    $ 10.12    $ 15.47    $ 18.91    $ 13.43    $  9.87
3. Accumulation Units Outstanding
    at end of period ................ 1,454,168 1,188,971  769,653      2,907    773,331    416,885     77,040      3,111
                                        -----------------------------------------------------------------------------------




                                                                            SUBACCOUNTS
                                      ----------------------------------------------------------------------------------
                                                       PRUDENTIAL
                                                       SERIES FUND                             AIM V.I.
                                                         GLOBAL                           GROWTH AND INCOME
                                      ----------------------------------------------------------------------------------

                                       01/01/00   01/01/99  01/01/98  07/31/97*  01/01/00  01/01/99  01/01/98  07/31/97*
                                           TO        TO        TO        TO         TO        TO        TO        TO
                                       12/31/00   12/31/99  12/31/98  12/31/97   12/31/00  12/31/99  12/31/98  12/31/97
                                      -----------------------------------------------------------------------------------
1. Beginning of period (rounded) ....  $ 16.27    $ 11.08   $ 8 .95   $ 10.00    $ 16.45    $ 12.37  $  9.79   $ 10.00
2. End of period (rounded) ..........  $ 13.26    $ 16.27   $ 11.08   $  8.95    $ 13.92    $ 16.45  $ 12.37   $  9.79
3. Accumulation Units Outstanding
    at end of period ................  261,996    206,013   124,465     1,576    434,583    202,653   16,899     1,122
                                      ----------------------------------------------------------------------------------


* Commencement of Operations


                                                                                                                   APPENDIX

                                                                         ACCUMULATION UNIT VALUES
                                                           CONTRACTS OTHER THAN SMALL PLAN CONTRACT--(CONTINUED)
                                                     THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
                                                                    (CONDENSED FINANCIAL INFORMATION)

                                                                          SUBACCOUNTS
                                         ---------------------------------------------------------------------------------
                                                                                              CREDIT SUISSE
                                                        AIM V.I.                              WARBURG PINCUS
                                                         VALUE                           GLOBAL POST-VENTURE CAPITAL
                                         ---------------------------------------------------------------------------------
                                         01/01/00  01/01/99  01/01/98  07/31/97*    01/01/00  01/01/99  01/01/98 07/31/97*
                                            TO        TO        TO        TO           TO        TO        TO       TO
                                         12/31/00  12/31/99  12/31/98  12/31/97     12/31/00  12/31/99  12/31/98 12/31/97
                                         ---------------------------------------------------------------------------------
1. Beginning of period (rounded) .....   $ 16.68   $ 12.97   $  9.89   $ 10.00      $ 17.23   $ 10.64   $ 10.08  $ 10.00
2. End of period (rounded) ...........   $ 14.10   $ 16.68   $ 12.97   $  9.89      $ 13.81   $ 17.23   $ 10.64  $ 10.08
3. Accumulation Units Outstanding
    at end of period .................   461,578   275,517    37,442     1,738      119,358    11,646     6,039        5
                                         ---------------------------------------------------------------------------------

                                                                          SUBACCOUNTS
                                         ---------------------------------------------------------------------------------
                                                         JANUS                                      JANUS
                                                        ASPEN                                       ASPEN
                                                        GROWTH                               INTERNATIONAL GROWTH
                                         ---------------------------------------------------------------------------------
                                         01/01/00  01/01/99  01/01/98  07/31/97*    01/01/00  01/01/99  01/01/98  07/31/97*
                                            TO        TO        TO        TO           TO        TO        TO       TO
                                         12/31/00  12/31/99  12/31/98  12/31/97     12/31/00  12/31/99  12/31/98  12/31/97
                                         ---------------------------------------------------------------------------------
1. Beginning of period (rounded) .....   $ 19.01   $ 13.33   $  9.92   $ 10.00      $ 19.79   $ 10.96   $  9.44   $10.0000
2. End of period (rounded) ...........   $ 16.07   $ 19.01   $ 13.33   $  9.92      $ 16.47   $ 19.79   $ 10.96   $  9.445
3. Accumulation Units Outstanding
    at end of period .................   971,747   455,919    43,275       462      551,652   189,554    34,735        942
                                         ---------------------------------------------------------------------------------

                                                                          SUBACCOUNTS
                                         ---------------------------------------------------------------------------------
                                                            MFS                                      MFS
                                                     EMERGING GROWTH                              RESEARCH
                                         ---------------------------------------------------------------------------------
                                         01/01/00  01/01/99  01/01/98  07/31/97*    01/01/00  01/01/99  01/01/98 07/31/97*
                                            TO        TO        TO        TO           TO        TO        TO       TO
                                         12/31/00  12/31/99  12/31/98  12/31/97     12/31/00  12/31/99  12/31/98 12/31/97
                                         ---------------------------------------------------------------------------------
1. Beginning of period (rounded) .....   $ 23.15   $ 13.23   $  9.95   $ 10.00      $ 14.52   $ 11.82   $  9.67  $ 10.00
2. End of period (rounded) ...........   $ 18.43   $ 23.15   $ 13.23   $   9.9      $ 13.68   $ 14.52   $ 11.82  $  9.67
3. Accumulation Units Outstanding
    at end of period .................   443,945   234,665    61,164       470      102,656    57,813    14,548      779
                                         ---------------------------------------------------------------------------------

                                                                          SUBACCOUNTS
                                         ---------------------------------------------------------------------------------
                                                         OCC                                        OCC
                                                    ACCUMULATION                               ACCUMULATION
                                                    TRUST MANAGED                            TRUST SMALL CAP
                                         ---------------------------------------------------------------------------------
                                         01/01/00  01/01/99  01/01/98  07/31/97*    01/01/00  01/01/99  01/01/98 07/31/97*
                                            TO        TO        TO        TO           TO        TO        TO       TO
                                         12/31/00  12/31/99  12/31/98  12/31/97     12/31/00  12/31/99  12/31/98 12/31/97
                                         ---------------------------------------------------------------------------------
1. Beginning of period (rounded) .....   $ 11.18   $ 10.75   $ 10.13   $ 10.00      $  8.94   $  9.19   $ 10.20  $ 10.00
2. End of period (rounded) ...........   $ 12.15   $ 11.18   $ 10.75   $ 10.13      $ 12.75   $  8.94   $  9.19  $ 10.20
3. Accumulation Units Outstanding
    at end of period .................    75,083    59,831    23,869     2,135       82,413    29,150    12,742    2,781
                                         ---------------------------------------------------------------------------------

                                                                          SUBACCOUNTS
                                         ---------------------------------------------------------------------------------
                                                     T. ROWE PRICE                          T. ROWE PRICE
                                                     EQUITY INCOME                        INTERNATIONAL STOCK
                                         ---------------------------------------------------------------------------------
                                         01/01/00  01/01/99  01/01/98  07/31/97*    01/01/00  01/01/99  01/01/98 07/31/97*
                                            TO        TO        TO        TO           TO        TO        TO       TO
                                         12/31/00  12/31/99  12/31/98  12/31/97     12/31/00  12/31/99  12/31/98 12/31/97
                                         ---------------------------------------------------------------------------------
1. Beginning of period (rounded) .....  $ 11.69    $ 11.38   $ 10.54   $ 10.00      $ 13.51   $ 10.24   $  8.92  $ 10.00
2. End of period (rounded) ...........  $ 13.09    $ 11.69   $ 11.38   $ 10.54      $ 10.99   $ 13.51   $ 10.24  $  8.92
3. Accumulation Units Outstanding
    at end of period .................  123,371     88,559    26,852     1,704       36,679    15,783     6,523      216
                                        ----------------------------------------------------------------------------------

* Commencement of Operations


STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2001


DISCOVERY SELECT GROUP RETIREMENT ANNUITY

DISCOVERY SELECT GROUP VARIABLE ANNUITY CONTRACTS ISSUED
THROUGH THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE
CONTRACT ACCOUNT

     The Prudential Insurance Company of America ("Prudential") offers the DISCOVERY SELECT(SM) Group Variable Annuity Contracts for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 (the "Code") and with non-qualified annuity arrangements on a continuous basis. Contributions to the Contract made on behalf of a Participant may be invested in one or more of the twenty-two Subaccounts of The Prudential Discovery Select Group Variable Contract Account as well as the Guaranteed Interest Account. Each Subaccount is invested in a corresponding Portfolio of The Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., Janus Aspen Series, MFS Variable Insurance Trust, OCC Accumulation Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and Warburg Pincus Trust.


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2001. Certain portions of that May 1, 2001 prospectus are incorporated by reference into this Statement of Additional Information.


                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone: (888) PRU-2888

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Definitions ..........................................................      2

Other Contract Provisions ............................................      2
  Assignment .........................................................      2
  Participation in Divisible Surplus .................................      2


Administration .......................................................      3

Performance Information ..............................................      4
  Average Annual Total Return ........................................      4
  Non-Standard Total Return ..........................................      4

  Performance Information ............................................      4


Directors of Prudential ..............................................     11

Officers of Prudential ...............................................     13

Sale of the Contracts ................................................     14

Legal Matters ........................................................     14

Experts ..............................................................     14


FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNT ........................    A-1

CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL
  INSURANCE COMPANY OF AMERICA AND SUBSIDIARIES ......................    B-1

                                   The Prudential Insurance Company of America
                                   30 Scranton Office Park
                                   Scranton, PA 18507-1789
                                   Telephone 1-800-458-6333

                                   DEFINITIONS

CONTRACTS--The group variable annuity contracts described in the Prospectus and offered for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code and with non-qualified annuity arrangements. One of such contracts is the Small Plan Contract described in the Prospectus. Another such Contract is the 457 Contract described in the Prospectus.

FUNDS--The Portfolios of the Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., Janus Aspen Series, MFS Variable Insurance Trust, OCC Accumulation Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Warburg Pincus Trust.

PARTICIPANT--A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract.

PARTICIPANT ACCOUNT--An account established for each Participant to record the amount credited to the Participant under the Contract.

PARTICIPANT ACCOUNT VALUE--The dollar amount held in a Participant Account.

PRUDENTIAL--The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT--A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust (the "Discovery Account"), invested through its Subaccounts in shares of the corresponding Funds.

SMALL PLAN CONTRACT--A type of Contract used exclusively with retirement plans qualified under Sections 401(k) or 401(a) of the Code that generally have 100 or fewer Participants.

SUBACCOUNT--A division of the Discovery Account, the assets of which are invested in shares of the corresponding Funds.

457 CONTRACT--A type of Contract used exclusively with retirement plans qualified under Section 457 of the Code.

We set out other defined terms in the Prospectus.

                            OTHER CONTRACT PROVISIONS

ASSIGNMENT

Unless contrary to applicable law, the right to any payment under the Contract is neither assignable nor subject to the claim of any creditor.


PARTICIPATION IN DIVISIBLE SURPLUS


A mutual life insurance company differs from a stock life insurance company in that it has no stockholders who are the owners of the enterprise. Accordingly, a Contractholder of Prudential participates in the divisible surplus of Prudential, according to the annual determination of Prudential's Board of Directors as to the portion, if any, of the divisible surplus which has accrued on the Contracts. No assurance can be given as to the amount of divisible surplus, if any, that will be available for distribution under these Contracts in the future. As discussed in the Prospectus, Prudential is considering reorganizing itself into a stock company.

                                 ADMINISTRATION


The assets of each Subaccount of the Discovery Account are invested in a corresponding Fund. The prospectus and the statement of additional information of each Fund describe the investment management and administration of that Fund.

At a meeting held on January 31, 2001, shareholders of The Prudential Series Fund, Inc. (the "Fund"), approved several changes. Among other things, Fund shareholders approved a management contract with Prudential Investments Fund Management LLC ("PIFM"), a Prudential subsidiary, under which PIFM now manages each of the Fund's portfolios under a "manager-of-managers" approach. Under that approach, PIFM may change a subadviser or amend a subadvisory agreement without obtaining shareholder approval. Shareholders also approved new subadvisers for a number of Fund portfolios. Jennison Associates LLC, a Prudential subsidiary, now serves as subadviser to the following portfolios that previously were subadvised (in whole or in part) by Prudential Investment Management, Inc. ("PIM"): Equity Portfolio, Value Portfolio (formerly Equity Income Portfolio), and Global Portfolio. PIM continues to serve as subadviser to the Conservative Balanced Portfolio, Diversified Bond Portfolio, Flexible Managed Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Money Market Portfolio and Stock Index Portfolio, although PIM now serves under a new subadvisory agreement that utilizes the "manager-of-managers" approach.

Shareholders also approved new subadvisory agreements between PIFM and:

o    GE Assset Management Incorporated ("GE") for the Equity Portfolio

o    Salomon Brothers Asset Management Inc. ("Salomon") for the Equity Portfolio

o    Deutsche Asset Management, Inc. ("Deutsche") for the Prudential Value
     Portfolio

o    Key Asset Management, Inc. ("Key") for the Prudential Value Portfolio

The agreements provide that Deutsche, GE, Key and Salomon serve as subadviser to a portion of the assets (approximately 25%) of the respective Portfolios.

Deutsche, GE, Key, Jennison, PIM and Salomon are all registered as investment advisers under the Investment Advisers Act of 1940.


Prudential generally is responsible for the administrative and recordkeeping functions of the Discovery Account and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses borne by Prudential include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.

With respect to the Small Plan Contracts, Prudential has delegated certain of these administrative and recordkeeping functions to the Small Plan Contract Recordkeeper.

Prudential is reimbursed for these administrative and recordkeeping expenses by the annual account charge and the daily charge against the assets of each Subaccount for administrative expenses.


A daily charge is made which is equal to a maximum effective annual rate of 0.85% of the net assets in each Subaccount (this charge is equal to 1.05% for Small Plan Contracts). All of this charge is for administrative expenses not covered by the annual account charge. During 2000, 1999, and 1998, Prudential received $1,136,103, $487,156, and $18,262, respectively for administrative expenses and for providing management services. There is also an annual account charge for administrative expenses of not greater than $32 assessed against a Participant Account. During 2000, 1999, and 1998, Prudential collected $35,906, $21,188, and $6,527, respectively in annual account charges.

A withdrawal charge is also imposed on certain withdrawals from the Subaccounts and the Guaranteed Interest Account. During 2000, Prudential collected $10,623 in withdrawal charges.

                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN

The Discovery Account may advertise average annual total return information calculated according to a formula prescribed by the U.S. Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical contribution allocated to a Subaccount from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed contribution of $1,000 allocated to a Subaccount at the beginning of each period and full withdrawal of the value of that amount at the end of each specified period, giving effect to any withdrawal charge and all other charges and fees applicable under the Contract. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Subaccount and (ii) no transfers or additional payments were made. Premium taxes are not included in the term "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical contribution that would compare the Unit Value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

                                 P(1 + T)n = ERV

Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical contribution of $1,000 made at the beginning of the applicable period, where P equals a hypothetical contribution of $1,000, and where n equals the number of years.

NON-STANDARD TOTAL RETURN

In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. The Discovery Account may present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical contribution will not include any withdrawal charge. Consistent with the long-term investment and retirement objectives of the Contract, this total return presentation may assume that investment in the Contract continues beyond the period when the withdrawal charge applies. The total return percentage under this non-standardized method will be higher than that resulting from the standardized method.

The Discovery Account may also present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Discovery Account for the specified period.

                             PERFORMANCE INFORMATION


The tables below provide performance information for each Subaccount for specified periods ending December 31, 2000. For the periods prior to the date the Subaccounts commenced operations, non-standard performance information for the Contracts will be calculated based on the performance of the Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts (this is referred to as "hypothetical performance data"). This information does not indicate or represent future performance.

Table 1 below assumes a hypothetical investment of $1,000 at the beginning of the period via the Subaccount investing in the applicable Fund and withdrawal of the investment on 12/31/00. The rates of return thus reflect the mortality and expense risk fee, the maximum administrative fee, the withdrawal charge and a pro rata portion of the annual account charge. The performance shown below is only for Contracts other than the Small Plan Contract.



                                     TABLE 1
                             SUBACCOUNT STANDARDIZED
                           AVERAGE ANNUAL TOTAL RETURN

                                                               DATE            ONE YEAR
                      FUND                                  SUB-ACCOUNT          ENDED       7/31/97-
                    PORTFOLIO                               ESTABLISHED        12/31/00      12/31/00
                    ---------                               -----------        ---------     --------
The Prudential Series Fund, Inc.
  Money Market Subaccount ................................    6/24/97             0.11%         2.55%
  Diversified Bond Subaccount ............................    6/24/97             3.58%         2.14%
  Government Income Subaccount ...........................    6/24/97             6.61%         2.46%
  Conservative Balanced Subaccount .......................    6/24/97            -6.53%         1.55%
  Flexible Managed Subaccount ............................    6/24/97            -7.47%         2.44%
  High Yield Bond Subaccount .............................    6/24/97           -13.89%        -0.39%
  Stock Index Subaccount .................................    6/24/97           -15.00%         5.69%
  Value Subaccount .......................................    6/24/97             9.36%         8.39%
  Equity Subaccount ......................................    6/24/97            -2.80%         5.68%
  Prudential Jennison Subaccount .........................    6/24/97           -23.26%        10.38%
  Global Subaccount ......................................    6/24/97           -23.56%        10.04%
AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income Subaccount ..................    6/24/97           -20.45%         8.17%
  AIM V.I. Value Subaccount ..............................    6/24/97           -20.55%         7.40%
Credit Suisse Warburg Pincus Trust
  Global Post-Venture Capital Subaccount .................    6/24/97           -24.93%         9.06%
Janus Aspen Series
  Growth Subaccount ......................................    6/24/97           -20.53%        11.73%
  International Growth Subaccount ........................    6/24/97           -21.84%        16.39%
MFS Variable Insurance Trust
  Emerging Growth Subaccount .............................    6/24/97           -25.45%        17.27%
  Research Subaccount ....................................    6/24/97           -10.86%         8.59%
OCC Accumulation Trust
  Managed Subaccount .....................................    6/24/97             3.60%         4.78%
  Small Cap Subaccount ...................................    6/24/97            37.67%        12.07%
T. Rowe Price
  T. Rowe Price Equity Series, Inc.,
    Equity Income Subaccount .............................    6/24/97             6.95%         5.58%
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount .......................    6/24/97           -23.73%         4.50%




Tables 2 and 3 below show average annual total return and cumulative total return, respectively, on the same assumptions as Table 1 except that the value in the Subaccount is not withdrawn at the end of the period or is withdrawn to effect an annuity. The rates of return shown below reflect the mortality and expense risk fee and the maximum administrative fee, but do not reflect any withdrawal charges or the impact of a pro rata portion of the annual account charge. The performance shown in Tables 2 and 3 below is only for Contracts other than the Small Plan Contract.


                                     TABLE 2
                           SUBACCOUNT NON-STANDARDIZED
               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                                ONE          THREE          FIVE           TEN
                                                             DATE              YEAR          YEARS          YEARS         YEARS
                      FUND                                   FUND              ENDED         ENDED          ENDED         ENDED
                    PORTFOLIO                             ESTABLISHED        12/31/00      12/31/00       12/31/00      12/31/00
                    ---------                             -----------        --------      --------       --------      --------
The Prudential Series Fund, Inc.
  Money Market Subaccount ..............................     5/13/83            5.17%         4.48%          4.19%          3.85%
  Diversified Bond Subaccount ..........................     5/13/83            8.64%         4.23%          4.74%          6.77%
  Government Income Subaccount .........................      5/1/89           11.67%         5.14%          4.87%          6.58%
  Conservative Balanced Subaccount .....................     5/13/83           -1.47%         4.81%          7.69%          8.62%
  Flexible Managed Subaccount ..........................     5/13/83           -2.41%         4.35%          8.25%         10.24%
  High Yield Bond Subaccount ...........................     2/23/87           -8.83%        -2.99%          2.54%          9.17%
  Stock Index Subaccount ...............................    10/19/87           -9.94%        10.97%         17.10%         16.02%
  Value Subaccount .....................................     2/19/88           14.42%         7.19%         14.47%         14.77%
  Equity Subaccount ....................................     5/13/83            2.26%         7.22%         12.10%         14.82%
  Prudential Jennison Subaccount .......................      5/1/95          -18.20%        16.15%         17.97%          N/A
  Global Subaccount ....................................     9/19/88          -18.50%        13.99%         12.83%         11.43%
AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income Subaccount ................      5/2/94          -15.39%        12.44%         15.87%          N/A
  AIM V.I. Value Subaccount ............................      5/5/93          -15.49%        12.52%         14.70%          N/A
Credit Suisse Warburg Pincus Trust
  Global Post-Venture Capital Subaccount ...............     9/30/96          -19.87%        11.04%          N/A            N/A
Janus Aspen Series
  Growth Subaccount ....................................     9/13/93          -15.47%        17.40%         17.96%          N/A
  International Growth Subaccount ......................      5/2/94          -16.78%        20.34%         21.87%          N/A
MFS Variable Insurance Trust
  Emerging Growth Subaccount ...........................     7/24/95          -20.39%        22.75%         20.76%          N/A
  Research Subaccount ..................................     7/24/95           -5.80%        12.23%         14.98%          N/A
OCC Accumulation Trust
  Managed Subaccount ...................................      8/1/88            8.66%         6.21%         12.26%         17.12%
  Small Cap Subaccount .................................      8/1/88           42.73%         7.71%         12.13%         15.27%
T. Rowe Price
  T. Rowe Price Equity Series, Inc.,
    Equity Income Subaccount ...........................     3/31/94           12.01%         7.50%         13.31%          N/A
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount .....................     3/31/94          -18.67%         7.18%          7.26%          N/A



----------

Note 1: This table assumes no deferred sales charges.

                                     TABLE 3
                           SUBACCOUNT NON-STANDARDIZED
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL
                                                                                ONE          THREE         FIVE          TEN
                                                             DATE              YEAR          YEARS         YEARS        YEARS
                      FUND                                   FUND              ENDED         ENDED         ENDED        ENDED
                    PORTFOLIO                             ESTABLISHED        12/31/00      12/31/00      12/31/00     12/31/00
                    ---------                             -----------        --------      --------      --------     --------
The Prudential Series Fund, Inc.
  Money Market Subaccount ..............................     5/13/83            5.17%      14.07%        22.83%       45.92%
  Diversified Bond Subaccount ..........................     5/13/83            8.64%      13.23%        26.07%       92.61%
  Government Income Subaccount .........................      5/1/89           11.67%      16.24%        26.87%       89.20%
  Conservative Balanced Subaccount .....................     5/13/83           -1.47%      15.16%        44.89%      128.77%
  Flexible Managed Subaccount ..........................     5/13/83           -2.41%      13.64%        48.70%      165.31%
  High Yield Bond Subaccount ...........................     2/23/87           -8.83%      -8.72%        13.39%      140.71%
  Stock Index Subaccount ...............................    10/19/87           -9.94%      36.68%       120.40%      342.46%
  Value Subaccount .....................................     2/19/88           14.42%      23.19%        96.73%      296.82%
  Equity Subaccount ....................................     5/13/83            2.26%      23.28%        77.16%      298.78%
  Prudential Jennison Subaccount .......................      5/1/95          -18.20%      56.75%       128.70%        N/A
  Global Subaccount ....................................     9/19/88          -18.50%      48.18%        82.97%      195.45%
AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income Subaccount ................      5/2/94          -15.39%      42.18%       109.03%        N/A
  AIM V.I. Value Subaccount ............................      5/5/93          -15.49%      42.50%        98.70%        N/A
Credit Suisse Warburg Pincus Trust

  Global Post-Venture Capital Subaccount ...............     9/30/96          -19.87%      36.97%         N/A          N/A
Janus Aspen Series
  Growth Subaccount ....................................     9/13/93          -15.47%      61.88%       128.60%        N/A
  International Growth Subaccount ......................      5/2/94          -16.78%      74.37%       169.09%        N/A
MFS Variable Insurance Trust

  Emerging Growth Subaccount ...........................     7/24/95          -20.39%      85.08%       157.05%        N/A
  Research Subaccount ..................................     7/24/95           -5.80%      41.40%       101.12%        N/A
OCC Accumulation Trust

  Managed Subaccount ...................................      8/1/88            8.66%      19,84%        78.39%      386.14%
  Small Cap Subaccount .................................      8/1/88           42.73%      24.97%        77.36%      314.81%
T. Rowe Price

  T. Rowe Price Equity Series, Inc.,
    Equity Income Subaccount ...........................     3/31/94           12.01%      24.24%        86.91%        N/A
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount .....................     3/31/94          -18.67%      23.16%        42.04%        N/A


------------

Note 1: This table assumes no deferred sales charges.

Table 4 below assumes a hypothetical investment of $1,000 at the beginning of the period via the Subaccount investing in the applicable Fund and withdrawal of the investment on 12/31/00. The rates of return thus reflect the mortality and expense risk fee, the maximum administrative fee, the withdrawal charge and a pro rata portion of the annual account charge. The performance shown below is only for the Small Plan Contract.


                                     TABLE 4
                             SUBACCOUNT STANDARDIZED
                           AVERAGE ANNUAL TOTAL RETURN
                                                                                DATE            ONE YEAR
                      FUND                                                   SUB-ACCOUNT          ENDED       10/19/98-
                    PORTFOLIO                                                ESTABLISHED        12/31/00      12/31/00
                    ---------                                                -----------        ---------     ---------
The Prudential Series Fund, Inc.
  Money Market Subaccount .................................................    6/24/97            -0.09%         3.83%
  Diversified Bond Subaccount .............................................    6/24/97             3.36%         3.18%
  Government Income Subaccount ............................................    6/24/97             6.39%         3.89%
  Conservative Balanced Subaccount ........................................    6/24/97            -6.72%         2.26%
  Flexible Managed Subaccount .............................................    6/24/97            -7.67%         3.65%
  High Yield Bond Subaccount ..............................................    6/24/97           -14.07%        -0.76%
  Stock Index Subaccount ..................................................    6/24/97           -15.18%         8.81%
  Value Subaccount ........................................................    6/24/97             9.13%        13.15%
  Equity Subaccount .......................................................    6/24/97            -3.00%         8.80%
  Prudential Jennison Subaccount ..........................................    6/24/97           -23.42%        16.39%
  Global Subaccount .......................................................    6/24/97           -23.73%        15.84%
AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income Subaccount ...................................    6/24/97           -20.61%        12.79%
  AIM V.I. Value Subaccount ...............................................    6/24/97           -20.72%        11.55%
Credit Suisse Warburg Pincus Trust
  Global Post-Venture Capital Subaccount ..................................    6/24/97           -25.09%        14.24%
Janus Aspen Series
  Growth Subaccount .......................................................    6/24/97           -20.69%        18.62%
  International Growth Subaccount .........................................    6/24/97           -22.00%        26.39%
MFS Variable Insurance Trust
  Emerging Growth Subaccount ..............................................    6/24/97           -25.60%        27.88%
  Research Subaccount .....................................................    6/24/97           -11.05%        13.49%
OCC Accumulation Trust
  Managed Subaccount ......................................................    6/24/97             3.38%         7.36%
  Small Cap Subaccount ....................................................    6/24/97            37.39%        19.19%
T. Rowe Price
  T. Rowe Price Equity Series, Inc., Equity Income Subaccount .............    6/24/97             6.72%         8.63%
  T. Rowe Price International Series, Inc., International Stock
    Subaccount ............................................................    6/24/97           -23.89%         6.90%

Tables 5 and 6 below show average annual total return and cumulative total return, respectively, on the same assumptions as Table 1 except that the value in the Subaccount is not withdrawn at the end of the period or is withdrawn to effect an annuity. The rates of return shown below reflect the mortality and expense risk fee and the maximum administrative fee, but do not reflect any withdrawal charges or the impact of a pro rata portion of the annual account charge. The performance shown in Tables 5 and 6 below is only for the Small Plan Contract.


                                     TABLE 5
                           SUBACCOUNT NON-STANDARDIZED
               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                                ONE          THREE          FIVE           TEN
                                                             DATE              YEAR          YEARS          YEARS         YEARS
                      FUND                                   FUND              ENDED         ENDED          ENDED         ENDED
                    PORTFOLIO                             ESTABLISHED        12/31/00      12/31/00       12/31/00      12/31/00
                    ---------                             -----------        --------      --------       --------      --------
The Prudential Series Fund, Inc.
  Money Market Subaccount .............................      5/13/83           4.97%         4.27%          3.99%          3.64%
  Diversified Bond Subaccount .........................      5/13/83           8.42%         4.02%          4.53%          6.56%
  Government Income Subaccount ........................       5/1/89          11.45%         4.93%          4.66%          6.37%
  Conservative Balanced Subaccount ....................      5/13/83          -1.66%         4.60%          7.47%          8.40%
  Flexible Managed Subaccount .........................      5/13/83          -2.61%         4.14%          8.10%         10.16%
  High Yield Bond Subaccount ..........................      2/23/87          -9.01%        -3.19%          2.34%          8.96%
  Stock Index Subaccount ..............................     10/19/87         -10.12%        10.75%         16.87%         15.79%
  Value Subaccount ....................................      2/19/88          14.19%         6.98%         14.25%         14.54%
  Equity Subaccount ...................................      5/13/83           2.06%         7.00%         11.88%         14.59%
  Prudential Jennison Subaccount ......................       5/1/95         -18.36%        15.91%         17.74%          N/A
  Global Subaccount ...................................      9/19/88         -18.67%        13.76%         12.60%         11.21%
AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income Subaccount ...............       5/2/94         -15.55%        12.21%         15.64%          N/A
  AIM V.I. Value Subaccount ...........................       5/5/93         -15.66%        12.29%         14.47%          N/A
Credit Suisse Warburg Pincus Trust
  Global Post-Venture Capital Subaccount ..............      9/30/96         -20.03%        10.82%          N/A            N/A
Janus Aspen Series
  Growth Subaccount ...................................      9/13/93         -15.63%        17.16%         17.73%          N/A
  International Growth Subaccount .....................       5/2/94         -16.94%        20.10%         21.62%          N/A
MFS Variable Insurance Trust
  Emerging Growth Subaccount ..........................      7/24/95         -20.54%        22.51%         20.52%          N/A
  Research Subaccount .................................      7/24/95          -5.99%        12.00%         14.75%          N/A
OCC Accumulation Trust
  Managed Subaccount ..................................       8/1/88           8.44%         6.00%         12.04%         16.88%
  Small Cap Subaccount ................................       8/1/88          42.45%         7.49%         11.90%         15.05%
T. Rowe Price
  T. Rowe Price Equity Series, Inc.,
    Equity Income Subaccount ..........................      3/31/94          11.78%         7.28%         13.08%          N/A
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount ....................      3/31/94         -18.83%         6.97%          7.05%          N/A


------------

Note 1: This table assumes no deferred sales charges.



                                     TABLE 6
                           SUBACCOUNT NON-STANDARDIZED
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                                ONE          THREE          FIVE           TEN
                                                             DATE              YEAR          YEARS          YEARS         YEARS
                      FUND                                   FUND              ENDED         ENDED          ENDED         ENDED
                    PORTFOLIO                             ESTABLISHED        12/31/00      12/31/00       12/31/00      12/31/00
                    ---------                             -----------        --------      --------       --------      --------
The Prudential Series Fund, Inc.
  Money Market Subaccount ..............................     5/13/83          4.97%         13.39%        21.61%       43.05%
  Diversified Bond Subaccount ..........................     5/13/83          8.42%         12.55%        24.82%       88.82%
  Government Income Subaccount .........................      5/1/89         11.45%         15.54%        25.61%       85.48%
  Conservative Balanced Subaccount .....................     5/13/83         -1.66%         14.47%        43.45%      124.26%
  Flexible Managed Subaccount ..........................     5/13/83         -2.61%         12.95%        47.68%      163.50%
  High Yield Bond Subaccount ...........................     2/23/87         -9.01%         -9.26%        12.27%      135.98%
  Stock Index Subaccount ...............................    10/19/87        -10.12%         35.86%       118.21%      333.75%
  Value Subaccount .....................................     2/19/88         14.19%         22.45%        94.78%      289.01%
  =====
  Equity Subaccount ....................................     5/13/83          2.06%         22.54%        75.40%      290.93%
  Prudential Jennison Subaccount .......................      5/1/95        -18.36%         55.81%       126.43%        N/A
  Global Subaccount ....................................     9/19/88        -18.67%         47.29%        81.15%      189.63%
AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income Subaccount ................      5/2/94        -15.55%         41.33%       106.95%        N/A
  AIM V.I. Value Subaccount ............................      5/5/93        -15.66%         41.64%        96.72%        N/A
Credit Suisse Warburg Pincus Trust
  Global Post-Venture Capital Subaccount ...............     9/30/96        -20.03%         36.14%         N/A          N/A
Janus Aspen Series
  Growth Subaccount ....................................     9/13/93        -15.63%         60.91%       126.33%        N/A
  International Growth Subaccount ......................      5/2/94        -16.94%         73.32%       166.42%        N/A
MFS Variable Insurance Trust
  Emerging Growth Subaccount ...........................     7/24/95        -20.54%         83.97%       154.49%        N/A
  Research Subaccount ..................................     7/24/95         -5.99%         40.55%        99.12%        N/A
OCC Accumulation Trust
  Managed Subaccount ...................................      8/1/88          8.44%         19.12%        76.62%      376.57%
  Small Cap Subaccount .................................      8/1/88         42.45%         24.22%        75.60%      306.65%
T. Rowe Price
  T. Rowe Price Equity Series, Inc.,
    Equity Income Subaccount ...........................     3/31/94         11.78%         23.50%        85.05%        N/A
  T. Rowe Price International Series, Inc.,
    International Stock Subaccount .....................     3/31/94        -18.83%         22.42%        40.63%        N/A



------------------

Note 1: This table assumes no deferred sales charges.


MONEY MARKET SUBACCOUNT YIELD

The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY SELECT Group Annuity and the Series Fund have been reflected.


The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 29, 2000 were 4.46% and 4.56%, respectively, with respect to Contracts other than the Small Plan Contract. The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 29, 2000 were 4.71% and 4.82%, respectively, with respect to the Small Plan Contract.


The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

The deduction referred to above consists of the 0.15% charge for mortality and expense risks and the 0.85% charge for administration. It does not reflect the withdrawal charge.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (base period return + 1) 365/7 -1.

The yield on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

COMPARATIVE PERFORMANCE INFORMATION


Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Russell 3000 Growth Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and
(5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.


                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                    DIRECTORS


FRANKLIN E. AGNEW--Director since 1994 (current term expires April, 2006). Member, Committee on Finance & Dividends; Member, Corporate Governance Committee. Business consultant since 1987. Chief Financial Officer, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb, Inc. Age 67.
Address: 600 Grant Street, Suite 660, Pittsburgh, PA 15219.

FREDERIC K. BECKER--Director since 1994 (current term expires April, 2005). Member, Auditing Committee; Member, Corporate Governance Committee. President, Wilentz Goldman & Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age
65. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.

GILBERT F. CASELLAS--Director since 1998 (current term expires April, 2003). Member, Investment Committee. President and Chief Executive Officer, Q-Linx Inc. since 2001. President and Chief Operating Officer, The Swarthmore Group, Inc. from 1999-2000. Partner, McConnell Valdes, LLP in 1998. Chairman, U.S. Equal Employment Opportunity Commission from 1994 to 1998. Age 48. Address: 1025 Connecticut Avenue, N.W., Suite 1012, Washington, D.C. 20036.

JAMES G. CULLEN--Director since 1994 (current term expires April, 2007). Member, Compensation Committee; Member, Committee on Business Ethics. Retired since 2000. President & Chief Operating Officer, Bell Atlantic Corporation, from 1998-2000. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, from 1997 to 1998. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Agilient Technologies, Inc., Quantum Bridge Communications and Johnson & Johnson. Age 58. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.

CAROLYNE K. DAVIS--Director since 1989 (current term expires April, 2005). Member, Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor since 1997. Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Coulter Instruments, Inc., Minimed Incorporated, Science Applications International Corporation, and Beverley Enterprises. Age 69. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.

ALLAN D. GILMOUR--Director since 1995 (current term expires April, 2003). Member, Investment Committee; Member, Committee on Finance & Dividends. Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr.

Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, The Dow Chemical Company and DTE Energy Company. Age 66.
Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.

WILLIAM H. GRAY III--Director since 1991 (current term expires April, 2004). Chairman, Committees on Nominations & Corporate Governance. Member, Executive Committee; Member, Committee on Business Ethics. President and Chief Executive Officer, The College Fund/UNCF since 1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of JP Morgan Chase & Co., Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Dell Computer Corporation, Pfizer, Inc., Viacom, Inc., Visteon Corporation, Electronic Data Systems, and Ezgov.com, Inc. Age 59. Address: 8260 Willow Oaks Corp. Drive, Fairfax, VA 22031-4511.

JON F. HANSON--Director since 1991 (current term expires April, 2003). Member, Investment Committee; Member, Committee on Finance & Dividends. Chairman, Hampshire Management Company since 1976. Mr. Hanson is also a director CDL, Inc. Age 64. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.

GLEN H. HINER--Director since 1997 (current term expires April, 2005). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1992. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr. Hiner is also a director of Dana Corporation, Owens Corning, and Kohler, Co. Age 66. Address: One Owens Corning Parkway, Toledo, OH 43659.

CONSTANCE J. HORNER--Director since 1994 (current term expires April, 2002). Member, Compensation Committee; Member, Committees on Nominations & Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Company, and Pfizer, Inc. Age 59. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.

GAYNOR N. KELLEY--Director since 1997 (current term expires April, 2005). Member, Auditing Committee. Retired since 1996. Chairman and Chief Executive Officer, The Perkin Elmer Corporation from 1990 to 1996. Mr. Kelley is also a director of Hercules Incorporated and Alliant Techsystems. Age 69. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.

BURTON G. MALKIEL--Director since 1978 (current term expires April, 2002). Chairman, Investment Committee; Member, Executive Committee; Member, Committee on Finance & Dividends. Professor of Economics, Princeton University, since 1988. Professor Malkiel is also a director of Baker Fentress & Company, The Jeffrey Company, NeuVis, Inc. and Vanguard Group, Inc. Age 68. Address:
Princeton University, Department of Economics, 110 Fisher Hall, Prospect Avenue, Princeton, NJ 08544-1021.

ARTHUR F. RYAN--Chairman of the Board, Chief Executive Officer and President of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Bank from 1990 to 1994, with Chase since 1972. Age 58. Address: 751 Broad Street, Newark, NJ 07102-3777.

IDA F.S. SCHMERTZ--Director since 1997 (current term expires April, 2004). Member, Auditing Committee. Principal, Investment Strategies International since 1994 and Chairman of the Volkhov International Business Incubator since 1995. Age 66. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.

CHARLES R. SITTER--Director since 1995 (current term expires April, 2003). Member, Committee on Finance & Dividends; Member, Investment Committee. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 70. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.

DONALD L. STAHELI--Director since 1995 (current term expires April, 2003). Member, Compensation Committee; Member, Auditing Committee. Retired since 1997. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Age 69. Address: 47 East South Temple, #501, Salt Lake City, UT 84150.

RICHARD M. THOMSON--Director since 1976 (current term expires April, 2004). Chairman, Executive Committee; Chairman, Compensation Committee. Retired since 1998. Chairman of the Board, The Toronto-Dominion Bank from 1997 to 1998. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of INCO, Limited, S.C. Johnson & Son, Inc., The Thomson Corporation, The Toronto-Dominion Bank, Ontario Power Generation, Inc., Stuart Energy Systems, Inc., Nexen Inc., Canada Pension Plan Investment Board, and TrizecHahn Corporation. Age 67. Address: 11th Floor TD Tower, Toronto Dominion Centre, Toronto, ON, M5K 1A2, Canada.

JAMES A. UNRUH--Director since 1996 (current term expires April, 2004). Member, Committees on Nominations & Corporate Governance; Member, Auditing Committee. Founding Principal, Alerion Capital Group, LLC since 1998.

Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Moss Software, Inc. and Apex Microtechnology Corporation. Age 60. Address: 7600 Double Tree Ranch Road, Suite 240, Scottsdale, AZ 95258.

P. ROY VAGELOS, M.D.--Director since 1989 (current term expires April, 2005). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations & Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman, Advanced Medicines, Inc. since 1997. Chairman, Chief Executive Officer and President, Merck & Co., Inc. from 1986 to 1995. Dr. Vagelos originally joined Merck in 1975. Dr. Vagelos is also a director of Regeneron Pharmaceuticals, Inc. Age 71. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.

STANLEY C. VAN NESS--Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Partner, Herbert, Van Ness, Cayci & Goodell (law firm) since 1998. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990 to 1998. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 67.
Address: 22 Chambers Street, Princeton, NJ 08542.

PAUL A. VOLCKER--Director since 1988 (current term expires April, 2004). Chairman, Committee on Finance & Dividends; Member, Executive Committee; Member, Committee on Nominations & Corporate Governance. Consultant since 1997. Chairman and Chief Executive Officer, Wolfensohn & Co., Inc. 1995 to 1996. Chairman, James D. Wolfensohn, Inc. 1988 to 1995. Mr. Volcker is also a director of Genosys Technology Management Inc. Age 73. Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                               PRINCIPAL OFFICERS

ARTHUR F. RYAN--Chairman of the Board, Chief Executive Officer, and President since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation. Age 58.

VIVIAN BANTA--Executive Vice President, U.S. Consumer Group since 2001; Executive Vice President, Individual Financial Services 2000-2001; Consultant, Individual Financial Services from 1998 to 1999; Consultant, Morgan Stanley from 1997 to 1998; Executive Vice President, Global Investor Service, The Chase Manhattan Bank from 1991 to 1997. Age 50.

MICHELE S. DARLING--Executive Vice President, Corporate Governance, Human Resources and Community Resources since 2000; Executive Vice President, Human Resources from 1997 to 2000; prior to 1997, Executive Vice President, Human Resources, Canadian Imperial Bank of Commerce. Age 46.

ROBERT C. GOLDEN--Executive Vice President, Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities. Age 54.

MARK B. GRIER--Executive Vice President, Financial Management, Government Affairs and Demutualization since 2000; Executive Vice President, Corporate Governance from 1998 to 2000; Executive Vice President, Financial Management from 1997 to 1998; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 48.

JEAN D. HAMILTON--Executive Vice President, Institutional since 2001; Executive Vice President, Prudential Institutional 1998-2001; President, Diversified Group from 1995 to 1998; prior to 1995, President, Prudential Capital Group. Age 53.

RODGER A. LAWSON--Executive Vice President, International Investments & Global Marketing Communications since 1998; Executive Vice President, Marketing and Planning from 1996 to 1998; President and CEO, Van Eck Global, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company. Age 54.

KIYOFUMI SAKAGUCHI--Executive Vice President, International Insurance since 1998; President, International Insurance Group from 1995 to 1998; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 57.

JOHN R. STRANGFELD--Executive Vice President, Prudential Investment Management since 2001 and Chairman and CEO of Prudential Securities since 11/2000; Executive Vice President, Global Asset Management 1998-2001 and Prudential Securities 10/2000-11/2000; Chief Executive Officer, Private Asset Management Group (PAMG) from 1996 to 1998; President, PAMG, from 1994 to 1996; prior to 1994, Senior Managing Director. Age 47.

RICHARD J. CARBONE--Senior Vice President and Chief Financial Officer since 1997; Controller, Salomon Brothers, from 1995 to 1997; prior to 1995, Controller, Bankers Trust. Age 53.

ANTHONY S. PISZEL--Senior Vice President and Comptroller since 2000; Vice President and Comptroller from 1998 to 2000. Vice President, Enterprise Financial Management from 1997 to 1998; prior to 1997, Chief Financial Officer, Individual Insurance Group. Age 46.

C. EDWARD CHAPLIN--Senior Vice President and Treasurer since 2000; Vice President and Treasurer 1995 to 2000; prior to 1995, Managing Director and Assistant Treasurer. Age 44.

SUSAN J. BLOUNT--Vice President, Corporate Counsel and Secretary since 2000; Vice President and Secretary 1995 to 2000; prior to 1995, Assistant General Counsel. Age 43.


                              SALE OF THE CONTRACTS

Prudential Investment Management Services LLC ("PIMS"), a subsidiary of Prudential, offers the Contracts on a continuous basis through Corporate Office, regional home office and group sales office employees in those states in which the Contracts may be lawfully sold. It may also offer the Contracts through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

                                  LEGAL MATTERS

All matters relating to New Jersey law pertaining to the Contracts, including the validity of the Contracts and Prudential's authority to issue the Contracts, have been passed upon by C. Christopher Sprague, Assistant General Counsel of Prudential. Shea and Gardner of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS


The consolidated financial statements of Prudential and its subsidiaries as of December 31, 2000 and 1999 and for each of the two years in the period ended December 31, 2000 and the financial statements of the Account as of December 31, 2000 and for each of the three years in the period then ended included in this statement of additional information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.


                              FINANCIAL STATEMENTS

The consolidated financial statements for Prudential and subsidiaries included herein should be distinguished from the financial statements of the Discovery Account, and should be considered only as bearing upon the ability of Prudential to meet its obligations under the Contracts. Also included herein are certain financial statements of the Discovery Account.


                                                      FINANCIAL STATEMENTS OF THE
                                                   PRUDENTIAL DISCOVERY SELECT GROUP
                                                       VARIABLE CONTRACT ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2000


                                                                                    SUBACCOUNTS
                                                       --------------------------------------------------------------------------
                                                        PRUDENTIAL     PRUDENTIAL      PRUDENTIAL      PRUDENTIAL     PRUDENTIAL
                                                          MONEY        DIVERSIFIED     GOVERNMENT     CONSERVATIVE     FLEXIBLE
                                                         MARKET           BOND           INCOME         BALANCED        MANAGED
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                       -----------    -----------     -----------      -----------    -----------
ASSETS
  Investment in Shares at Net Asset Value
    [Note 3] ......................................    $ 2,938,324    $ 2,106,906     $ 1,070,678      $ 3,765,513    $ 4,678,306
  Receivable from (Payable to) The Prudential
    Insurance Company of America ..................         (7,026)        (7,016)            164           (6,557)        (5,716)
                                                       -----------    -----------     -----------      -----------    -----------
  Net Assets ......................................    $ 2,931,298    $ 2,099,890     $ 1,070,842      $ 3,758,956    $ 4,672,590
NET ASSETS, representing:
  Equity of Participants of Other than Small
    Plan Contracts ................................    $ 2,914,161    $ 2,058,222     $ 1,070,736      $ 3,758,879    $ 4,672,314
  Equity of Participants of Small Plan Contracts ..         17,137         41,668             106               77            276
                                                       -----------    -----------     -----------      -----------    -----------
                                                       $ 2,931,298    $ 2,099,890     $ 1,070,842      $ 3,758,956    $ 4,672,590
                                                       ===========    ===========     ===========      ===========    ===========


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                                    A1


                                         SUBACCOUNTS (CONTINUED)
 -----------------------------------------------------------------------------------------------------------
  PRUDENTIAL      PRUDENTIAL
  HIGH YIELD         STOCK        PRUDENTIAL      PRUDENTIAL      PRUDENTIAL      PRUDENTIAL       AIM V.I.
    BOND            INDEX           VALUE          EQUITY         JENNISON         GLOBAL        GROWTH AND
  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      INCOME FUND
 ----------     ------------     -----------     ------------    ------------    -----------     -----------


 $  638,560     $ 21,277,851     $ 2,096,907     $ 20,003,670    $ 14,761,596    $ 3,937,548     $ 7,099,636

     (1,763)         (26,417)        (11,603)         (52,628)            466          1,793          (1,390)
 ----------     ------------     -----------     ------------    ------------    -----------     -----------
 $  636,797     $ 21,251,434     $ 2,085,304     $ 19,951,042    $ 14,762,062    $ 3,939,341     $ 7,098,246


 $  629,608     $ 21,109,980     $ 2,076,385     $ 19,933,535    $ 14,747,788    $ 3,930,603     $ 7,093,466
      7,189          141,454           8,919           17,507          14,274          8,738           4,780
 ----------     ------------     -----------     ------------    ------------    -----------     -----------
 $  636,797     $ 21,251,434     $ 2,085,304     $ 19,951,042    $ 14,762,062    $ 3,939,341     $ 7,098,246
 ==========     ============     ===========     ============    ============    ===========     ===========


                        SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                   A2


                                                   FINANCIAL STATEMENTS OF THE
                                                PRUDENTIAL DISCOVERY SELECT GROUP
                                                    VARIABLE CONTRACT ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2000


                                                                                  SUBACCOUNTS
                                                          -------------------------------------------------------------------------

                                                                                         JANUS ASPEN
                                                                         JANUS ASPEN    INTERNATIONAL        MFS           MFS
                                                            AIM V.I.       GROWTH           GROWTH      EMERGING GROWTH  RESEARCH
                                                          VALUE FUND     PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                          -----------   ------------    ------------      -----------   -----------
ASSETS
  Investment in Shares at Net Asset Value
    [Note 3] ..........................................   $ 7,651,941   $ 17,601,259    $ 10,148,987      $ 9,969,797   $ 1,658,359
  Receivable from (Payable to) The Prudential
    Insurance Company of America ......................         4,550         (8,923)         (2,344)             448        (1,063)
                                                          -----------   ------------    ------------      -----------   -----------
  Net Assets ..........................................   $ 7,656,491   $ 17,592,336    $ 10,146,643      $ 9,970,245   $ 1,657,296
                                                          ===========   ============    ============      ===========   ===========
NET ASSETS, representing:
  Equity of Participants of Other than Small
    Plan Contracts ....................................   $ 7,498,127   $ 17,576,493    $ 10,093,777      $ 9,778,456   $ 1,655,959
  Equity of Participants of Small Plan Contracts ......       158,364         15,843          52,866          191,789         1,337
                                                          -----------   ------------    ------------      -----------   -----------
                                                          $ 7,656,491   $ 17,592,336    $ 10,146,643      $ 9,970,245   $ 1,657,296
                                                          ===========   ============    ============      ===========   ===========


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                                  A3

 -----------------------------------------------------------------------------
                      OCC
      OCC         ACCUMULATION   T. ROWE PRICE    T. ROWE PRICE      GLOBAL
  ACCUMULATION      TRUST           EQUITY        INTERNATIONAL   POST-VENTURE
 TRUST MANAGED     SMALL CAP        INCOME            STOCK          CAPITAL
   PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
 -------------    ------------   -------------     ------------   ------------


   $ 968,468      $ 1,160,551     $ 1,787,771       $ 429,070      $ 2,320,348

      (4,768)           1,419          (4,506)         (3,662)          (1,560)
   ---------      -----------     -----------       ---------      -----------
   $ 963,700      $ 1,161,970     $ 1,783,265       $ 425,408      $ 2,318,788
   =========      ===========     ===========       =========      ===========


   $ 959,534      $ 1,158,988     $ 1,780,136       $ 420,036      $ 2,310,624
       4,166            2,982           3,129           5,372            8,164
   ---------      -----------     -----------       ---------      -----------
   $ 963,700      $ 1,161,970     $ 1,783,265       $ 425,408      $ 2,318,788
   =========      ===========     ===========       =========      ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                       A4


                                                   FINANCIAL STATEMENTS OF THE
                                                PRUDENTIAL DISCOVERY SELECT GROUP
                                                    VARIABLE CONTRACT ACCOUNT

STATEMENTS OF OPERATIONS
For the year ended December 31, 2000


                                                                                            SUBACCOUNTS
                                                                  -------------------------------------------------------------
                                                                    PRUDENTIAL      PRUDENTIAL     PRUDENTIAL       PRUDENTIAL
                                                                       MONEY        DIVERSIFIED    GOVERNMENT      CONSERVATIVE
                                                                      MARKET           BOND          INCOME          BALANCED
                                                                     PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                                  -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend income ..........................................      $     108,955   $     106,710   $      65,812   $     126,520
                                                                  -------------   -------------   -------------   -------------

EXPENSES
  Fees charged to Participants for administrative
    purposes and mortality and expense risk
    [Note 4] ...............................................             17,943          15,506           7,749          33,153
                                                                  -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) ...............................             91,012          91,204          58,063          93,367
                                                                  -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received .....................                  0             176           1,832          28,737
  Net realized gain (loss) on investments ..................                  0          (1,513)         (1,789)        (24,643)
  Net change in unrealized gain (loss) on
    investments ............................................                  0          53,328          36,471        (150,738)
                                                                  -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS .............................                  0          51,991          36,514        (146,644)
                                                                  -------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................................      $      91,012   $     143,195   $      94,577   $     (53,277)
                                                                  =============   =============   =============   =============


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                             A5





                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
  PRUDENTIAL     PRUDENTIAL       PRUDENTIAL
   FLEXIBLE      HIGH YIELD          STOCK        PRUDENTIAL      PRUDENTIAL     PRUDENTIAL      PRUDENTIAL       AIM V.I.
    MANAGED         BOND             INDEX           VALUE          EQUITY        JENNISON         GLOBAL        GROWTH AND
   PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO      INCOME FUND
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

$     152,158   $      73,674   $     171,169   $      37,145   $     336,993   $       9,243   $      30,474   $       9,573
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------




       37,561           5,832         179,813          16,020         166,853         119,243          39,265          55,069
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      114,597          67,842          (8,644)         21,125         170,140        (110,000)         (8,791)        (45,496)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------



       47,701               0         732,440         143,729       3,143,762       1,983,031         256,700         206,257
      (29,535)         (8,067)        (89,406)        (42,726)     (1,124,088)        (69,484)       (148,079)         (4,001)

     (222,414)       (118,470)     (2,735,421)        148,905      (1,489,753)     (4,932,590)       (978,428)     (1,395,714)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
     (204,248)       (126,537)     (2,092,387)        249,908         529,921      (3,019,043)       (869,807)     (1,193,458)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


$     (89,651)  $     (58,695)  $  (2,101,031)  $     271,033   $     700,061   $  (3,129,043)  $    (878,598)  $  (1,238,954)
=============   =============   =============   =============   =============   =============   =============   =============


                         SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                A6


                                                   FINANCIAL STATEMENTS OF THE
                                                PRUDENTIAL DISCOVERY SELECT GROUP
                                                    VARIABLE CONTRACT ACCOUNT

STATEMENTS OF OPERATIONS
For the year ended December 31, 2000


                                                                                            SUBACCOUNTS
                                                                  -------------------------------------------------------------

                                                                                                   JANUS ASPEN          MFS
                                                                                   JANUS ASPEN    INTERNATIONAL      EMERGING
                                                                    AIM V.I.         GROWTH          GROWTH           GROWTH
                                                                   VALUE FUND       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                  -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend income ............................................    $       9,599   $   1,225,371   $     465,533   $     258,929
                                                                  -------------   -------------   -------------   -------------

EXPENSES
  Fees charged to Participants for administrative
    purposes and mortality and expense risk
    [Note 4] .................................................           67,620         149,544          85,269          86,632
                                                                  -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) .................................          (58,021)      1,075,827         380,264         172,297
                                                                  -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received .......................          334,391               0               0         195,330
  Net realized gain (loss) on investments ....................          (73,248)        (52,110)       (189,966)       (105,739)
  Net change in unrealized gain (loss) on
    investments ..............................................       (1,515,331)     (4,291,055)     (2,469,438)     (2,480,633)
                                                                  -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS ...............................       (1,254,188)     (4,343,165)     (2,659,404)     (2,391,042)
                                                                  -------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .................................................    $  (1,312,209)  $  (3,267,338)  $  (2,279,140)  $  (2,218,745)
                                                                  =============   =============   =============   =============


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                                A7



                                   SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------
                                                 PRUDENTIAL
                     OCC             OCC        T. ROWE PRICE   T. ROWE PRICE      GLOBAL
     MFS        ACCUMULATION    ACCUMULATION       EQUITY       INTERNATIONAL   POST-VENTURE
  RESEARCH      TRUST MANAGED  TRUST SMALL CAP     INCOME           STOCK          CAPITAL
  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------   -------------   -------------   -------------   -------------   -------------

$         403   $       8,963   $       1,810   $      26,508   $       2,681   $     294,889
-------------   -------------   -------------   -------------   -------------   -------------




       11,861           7,033           5,152          12,321           3,740          12,924
-------------   -------------   -------------   -------------   -------------   -------------
      (11,458)          1,930          (3,342)         14,187          (1,059)        281,965
-------------   -------------   -------------   -------------   -------------   -------------



       69,204          50,046               0          91,990          12,869               0
       (4,528)        (12,620)         (1,468)        (58,063)          3,972         (31,242)

     (173,527)         33,175         231,547         132,536         (52,543)       (857,023)
-------------   -------------   -------------   -------------   -------------   -------------
     (108,851)         70,601         230,079         166,463         (35,702)       (888,265)
-------------   -------------   -------------   -------------   -------------   -------------



$    (120,309)  $      72,531   $     226,737   $     180,650   $     (36,761)  $    (606,300)
=============   =============   =============   =============   =============   =============


                         SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                               A8


                                                   FINANCIAL STATEMENTS OF THE
                                                PRUDENTIAL DISCOVERY SELECT GROUP
                                                    VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2000 and 1999


                                                                                          SUBACCOUNTS
                                                                    -----------------------------------------------------------
                                                                             PRUDENTIAL                      PRUDENTIAL
                                                                            MONEY MARKET                  DIVERSIFIED BOND
                                                                              PORTFOLIO                       PORTFOLIO
                                                                    ---------------------------     ---------------------------
                                                                       2000            1999            2000            1999
                                                                    -----------     -----------     -----------     -----------
OPERATIONS
  Net Investment income (loss) ...............................      $    91,012     $    33,391     $    91,204     $    (8,997)
  Capital gains distributions received . .....................                0               0             176           2,015
  Realized gain (loss) on shares redeemed ....................                0               0          (1,513)        (16,649)
  Net change in unrealized gain (loss) on investments ........                0               0          53,328           9,329
                                                                    -----------     -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................................           91,012          33,391         143,195         (14,302)
                                                                    -----------     -----------     -----------     -----------

ACCUMULATION UNIT TRANSACTIONS
  Purchase payments, loan repayments
    and transfers in [Notes 8 & 9] ...........................       12,173,064       2,394,918       1,167,167       1,095,971
  Withdrawals, loans and transfers out [Notes 8 & 9] .........      (10,729,290)     (1,479,485)       (357,901)       (599,165)
  Annual account charges deducted from Participants'
    accumulation accounts ....................................           (3,214)         (1,539)         (5,101)         (3,481)
                                                                    -----------     -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ACCUMULATION UNIT
  TRANSACTIONS ...............................................        1,440,560         913,894         804,165         493,325
                                                                    -----------     -----------     -----------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ......................        1,531,572         947,285         947,360         479,023

NET ASSETS
  Beginning of year ..........................................        1,399,726         452,441       1,152,530         673,507
                                                                    -----------     -----------     -----------     -----------
  End of year ................................................      $ 2,931,298     $ 1,399,726     $ 2,099,890     $ 1,152,530
                                                                    ===========     ===========     ===========     ===========


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                                  A9



                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
         PRUDENTIAL                      PRUDENTIAL                      PRUDENTIAL                      PRUDENTIAL
      GOVERNMENT INCOME             CONSERVATIVE BALANCED             FLEXIBLE MANAGED                 HIGH YIELD BOND
          PORTFOLIO                       PORTFOLIO                       PORTFOLIO                       PORTFOLIO
---------------------------     ---------------------------     ---------------------------      --------------------------
   2000            1999            2000            1999            2000            1999            2000            1999
-----------      ----------     -----------     -----------     -----------     -----------      ----------      ----------

$    58,063      $   (5,865)    $    93,367     $    75,566     $   114,597     $   (23,035)     $   67,842      $   (2,095)
      1,832               0          28,737          12,170          47,701          23,132               0               0
     (1,789)        (12,248)        (24,643)        (33,937)        (29,535)        (66,885)         (8,067)        (12,879)
     36,471          (3,688)       (150,738)         76,396        (222,414)        226,496        (118,470)         25,239
-----------      ----------     -----------     -----------     -----------     -----------      ----------      ----------


     94,577         (21,801)        (53,277)        130,195         (89,651)        159,708         (58,695)         10,265
-----------      ----------     -----------     -----------     -----------     -----------      ----------      ----------



    762,165         624,926       2,340,379       1,673,772       3,526,770       1,879,520         450,271         443,187
   (425,288)       (339,516)     (1,424,125)       (528,225)     (1,750,145)       (678,149)       (142,369)       (260,368)

       (373)           (238)         (2,811)         (2,390)         (2,018)         (1,150)         (2,140)         (1,704)
-----------      ----------     -----------     -----------     -----------     -----------      ----------      ----------



    336,504         285,172         913,443       1,143,157       1,774,607       1,200,221         305,762         181,115
-----------      ----------     -----------     -----------     -----------     -----------      ----------      ----------

    431,081         263,371         860,166       1,273,352       1,684,956       1,359,929         247,067         191,380


    639,761         376,390       2,898,790       1,625,438       2,987,634       1,627,705         389,730         198,350
-----------      ----------     -----------     -----------     -----------     -----------      ----------      ----------
$ 1,070,842      $  639,761     $ 3,758,956     $ 2,898,790     $ 4,672,590     $ 2,987,634      $  636,797      $  389,730
===========      ==========     ===========     ===========     ===========     ===========      ==========      ==========


                                SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                       A10


                                                   FINANCIAL STATEMENTS OF THE
                                                PRUDENTIAL DISCOVERY SELECT GROUP
                                                    VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2000 and 1999


                                                                                          SUBACCOUNTS
                                                                   ------------------------------------------------------------
                                                                             PRUDENTIAL                       PRUDENTIAL
                                                                             STOCK INDEX                         VALUE
                                                                              PORTFOLIO                       PORTFOLIO
                                                                   ----------------------------     ---------------------------
                                                                       2000            1999            2000            1999
                                                                   ------------    ------------     -----------     -----------
OPERATIONS
  Net Investment income (loss) ...............................     $     (8,644)   $     14,875     $    21,125     $    14,142
  Capital gains distributions received .......................          732,440         143,078         143,729         135,464
  Realized gain (loss) on shares redeemed ....................          (89,406)        (29,506)        (42,726)        (50,912)
  Net change in unrealized gain (loss) on investments ........       (2,735,421)      1,656,196         148,905         (15,019)
                                                                   ------------    ------------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................................       (2,101,031)      1,784,643         271,033          83,675
                                                                   ------------    ------------     -----------     -----------

ACCUMULATION UNIT TRANSACTIONS
  Purchase payments, loan repayments
    and transfers in [Notes 8 & 9] ...........................       16,001,611      10,105,989         782,941         955,179
  Withdrawals,  loans and transfers out [Notes 8 & 9] ........       (6,683,740)     (2,853,456)       (357,053)       (187,432)
  Annual account charges deducted from Participants'
    accumulation accounts ....................................           (6,342)         (3,225)         (3,332)         (2,510)
                                                                   ------------    ------------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ACCUMULATION UNIT
  TRANSACTIONS ...............................................        9,311,529       7,249,308         422,556         765,237
                                                                   ------------    ------------     -----------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ......................        7,210,498       9,033,951         693,589         848,912

NET ASSETS
  Beginning of year ..........................................       14,040,936       5,006,985       1,391,715         542,803
                                                                   ------------    ------------     -----------     -----------
  End of year ................................................     $ 21,251,434    $ 14,040,936     $ 2,085,304     $ 1,391,715
                                                                   ============    ============     ===========     ===========


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                            A11





                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
          PRUDENTIAL                      PRUDENTIAL                      PRUDENTIAL                       AIM V.I.
            EQUITY                         JENNISON                         GLOBAL                     GROWTH AND INCOME
           PORTFOLIO                       PORTFOLIO                       PORTFOLIO                         FUND
----------------------------    ----------------------------     ---------------------------     ---------------------------
    2000            1999            2000            1999            2000            1999            2000            1999
------------    ------------    ------------     -----------     -----------     -----------     -----------     -----------

$    170,140    $     92,470    $   (110,000)    $   (22,445)    $    (8,791)    $   (13,353)    $   (45,496)    $    12,188
   3,143,762       1,583,550       1,983,031         277,098         256,700          12,863         206,257               0
  (1,124,088)       (665,565)        (69,484)        (24,134)       (148,079)         (9,934)         (4,001)        (16,747)
  (1,489,753)         23,565      (4,932,590)      1,452,109        (978,428)        968,680      (1,395,714)        599,043
------------    ------------    ------------     -----------     -----------     -----------     -----------     -----------


     700,061       1,034,020      (3,129,043)      1,682,628        (878,598)        958,256      (1,238,954)        594,484
------------    ------------    ------------     -----------     -----------     -----------     -----------     -----------



  18,784,271      13,835,428      11,847,161       5,983,040       4,158,517       1,819,230       5,356,781       2,719,119
 (14,054,632)     (8,781,048)     (1,857,432)       (794,308)     (2,693,256)       (803,971)       (357,180)       (183,516)

      (1,807)         (1,222)         (3,658)         (1,210)           (151)            (66)         (1,175)           (419)
------------    ------------    ------------     -----------     -----------     -----------     -----------     -----------



   4,727,832       5,053,158       9,986,071       5,187,522       1,465,110       1,015,193       4,998,426       2,535,184
------------    ------------    ------------     -----------     -----------     -----------     -----------     -----------

   5,427,893       6,087,178       6,857,028       6,870,150         586,512       1,973,449       3,759,472       3,129,668


  14,523,149       8,435,971       7,905,034       1,034,884       3,352,829       1,379,380       3,338,774         209,106
------------    ------------    ------------     -----------     -----------     -----------     -----------     -----------
$ 19,951,042    $ 14,523,149    $ 14,762,062     $ 7,905,034     $ 3,939,341     $ 3,352,829     $ 7,098,246     $ 3,338,774
============    ============    ============     ===========     ===========     ===========     ===========     ===========


                                 SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                      A12


                                                   FINANCIAL STATEMENTS OF THE
                                                PRUDENTIAL DISCOVERY SELECT GROUP
                                                    VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2000 and 1999


                                                                                          SUBACCOUNTS
                                                                    -----------------------------------------------------------

                                                                           AIM V.I. VALUE                JANUS ASPEN GROWTH
                                                                                FUND                          PORTFOLIO
                                                                    ---------------------------    ----------------------------
                                                                       2000            1999            2000            1999
                                                                    -----------     -----------    ------------     -----------
OPERATIONS
  Net Investment income (loss) ...............................      $   (58,021)    $    51,301    $  1,075,827     $   (27,990)
  Capital gains distributions received .......................          334,391               0               0          20,713
  Realized gain (loss) on shares redeemed ....................          (73,248)        (21,715)        (52,110)         (8,475)
  Net change in unrealized gain (loss) on investments ........       (1,515,331)        652,636      (4,291,055)      1,775,148
                                                                    -----------     -----------    ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................................       (1,312,209)        682,222      (3,267,338)      1,759,396
                                                                    -----------     -----------    ------------     -----------

ACCUMULATION UNIT TRANSACTIONS
  Purchase payments, loan repayments
    and transfers in [Notes 8 & 9] ...........................        5,441,011       3,664,102      15,057,214       6,858,833
  Withdrawals, loans and transfers out [Notes 8 & 9] .........       (1,077,141)       (226,359)     (2,884,988)       (506,602)
  Annual account charges deducted from Participants'
    accumulation accounts ....................................             (554)           (194)           (857)           (265)
                                                                    -----------     -----------    ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ACCUMULATION UNIT
  TRANSACTIONS ...............................................        4,363,316       3,437,549      12,171,369       6,351,966
                                                                    -----------     -----------    ------------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ......................        3,051,107       4,119,771       8,904,031       8,111,362

NET ASSETS
  Beginning of year ..........................................        4,605,384         485,613       8,688,305         576,943
                                                                    -----------     -----------    ------------     -----------
  End of year ................................................      $ 7,656,491     $ 4,605,384    $ 17,592,336     $ 8,688,305
                                                                    ===========     ===========    ============     ===========


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                            A13




                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
          JANUS ASPEN                         MFS                                                      OCC ACCUMULATION
     INTERNATIONAL GROWTH               EMERGING GROWTH                  MFS RESEARCH                    TRUST MANAGED
           PORTFOLIO                       PORTFOLIO                       PORTFOLIO                       PORTFOLIO
----------------------------     ---------------------------     ---------------------------      --------------------------
    2000            1999            2000            1999            2000            1999            2000            1999
------------     -----------     -----------     -----------     -----------      ----------      ----------      ----------

$    380,264     $   (11,169)    $   172,297     $   (23,778)    $   (11,458)     $   (4,107)     $    1,930      $      (75)
           0               0         195,330               0          69,204           3,997          50,046          10,992
    (189,966)         (4,901)       (105,739)        (15,295)         (4,528)        (10,520)        (12,620)        (12,592)
  (2,469,438)      1,353,126      (2,480,633)      2,019,639        (173,527)        150,326          33,175          19,818
------------     -----------     -----------     -----------     -----------      ----------      ----------      ----------


  (2,279,140)      1,337,056      (2,218,745)      1,980,566        (120,309)        139,696          72,531          18,143
------------     -----------     -----------     -----------     -----------      ----------      ----------      ----------



  11,148,576       2,174,414       7,792,332       3,013,205       1,082,584         587,903         423,969         478,525
  (2,474,029)       (140,992)     (1,037,044)       (368,597)       (144,498)        (59,937)       (200,496)        (83,563)

         (61)            (11)           (498)           (128)            (92)            (64)         (1,076)           (894)
------------     -----------     -----------     -----------     -----------      ----------      ----------      ----------



   8,674,486       2,033,411       6,754,790       2,644,480         937,994         527,902         222,397         394,068
------------     -----------     -----------     -----------     -----------      ----------      ----------      ----------

   6,395,346       3,370,467       4,536,045       4,625,046         817,685         667,598         294,928         412,211


   3,751,297         380,830       5,434,200         809,154         839,611         172,013         668,772         256,561
------------     -----------     -----------     -----------     -----------      ----------      ----------      ----------
$ 10,146,643     $ 3,751,297     $ 9,970,245     $ 5,434,200     $ 1,657,296      $  839,611      $  963,700      $  668,772
============     ===========     ===========     ===========     ===========      ==========      ==========      ==========


                                 SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                                       A14


                                                   FINANCIAL STATEMENTS OF THE
                                                PRUDENTIAL DISCOVERY SELECT GROUP
                                                    VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2000 and 1999


                                                                                          SUBACCOUNTS
                                                                    -----------------------------------------------------------
                                                                          OCC ACCUMULATION                  T. ROWE PRICE
                                                                           TRUST SMALL CAP                  EQUITY INCOME
                                                                              PORTFOLIO                       PORTFOLIO
                                                                    ---------------------------     ---------------------------
                                                                       2000            1999            2000            1999
                                                                    -----------      ----------     -----------     -----------
OPERATIONS
  Net Investment income (loss) ...............................      $    (3,342)     $   (1,143)    $    14,187     $    50,020
  Capital gains distributions received .......................                0               0          91,990           1,862
  Realized gain (loss) on shares redeemed ....................           (1,468)        (19,360)        (58,063)        (27,479)
  Net change in unrealized gain (loss) on investments ........          231,547          16,241         132,536          30,169
                                                                    -----------      ----------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................................          226,737          (4,262)        180,650          54,572
                                                                    -----------      ----------     -----------     -----------

ACCUMULATION UNIT TRANSACTIONS
  Purchase payments, loan repayments
    and transfers in [Notes 8 & 9] ...........................          785,834         208,108       1,318,883         848,876
  Withdrawals, loans and transfers out [Notes 8 & 9] .........         (121,357)        (50,160)       (756,176)       (168,027)
  Annual account charges deducted from Participants'
    accumulation accounts ....................................              (39)            (16)           (581)           (457)
                                                                    -----------      ----------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ACCUMULATION UNIT
  TRANSACTIONS ...............................................          664,438         157,932         562,126         680,392
                                                                    -----------      ----------     -----------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ......................          891,175         153,670         742,776         734,964

NET ASSETS
  Beginning of year ..........................................          270,795         117,125       1,040,489         305,525
                                                                    -----------      ----------     -----------     -----------
  End of year ................................................      $ 1,161,970      $  270,795     $ 1,783,265     $ 1,040,489
                                                                    ===========      ==========     ===========     ===========


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                                             A15

----------------------------------------------------------
       T. ROWE PRICE                GLOBAL POST-VENTURE
    INTERNATIONAL STOCK                   CAPITAL
        VALUE FUND                       PORTFOLIO
--------------------------     ---------------------------
  2000            1999            2000            1999
----------      ----------     -----------      ----------

$   (1,059)     $    2,044     $   281,965      $     (895)
    12,869               0               0               0
     3,972           2,093         (31,242)            (37)
   (52,543)         46,344        (857,023)         66,438
----------      ----------     -----------      ----------


   (36,761)         50,481        (606,300)         65,506
----------      ----------     -----------      ----------



 6,670,360         124,756       3,383,897         125,537
(6,426,925)        (23,242)       (682,991)        (31,120)

       (16)             (5)            (10)              0
----------      ----------     -----------      ----------



   243,419         101,509       2,700,896          94,417
----------      ----------     -----------      ----------

   206,658         151,990       2,094,596         159,923


   218,750          66,760         224,192          64,269
----------      ----------     -----------      ----------
$  425,408      $  218,750     $ 2,318,788      $  224,192
==========      ==========     ===========      ==========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A36

                                      A16

                        NOTES TO FINANCIAL STATEMENTS OF
                        PRUDENTIAL DISCOVERY SELECT GROUP
                            VARIABLE CONTRACT ACCOUNT
                                DECEMBER 31, 2000

NOTE 1: GENERAL

     The Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") was established on February 11, 1997 by The Prudential Insurance Company of America (Prudential or Company) and commenced operations on July 31, 1997 under the laws of the State of New Jersey and meets the definition of a "separate account" under federal securities laws. The Discovery Account is registered with the Securities and Exchange Commission ("SEC") under the investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company.

     The Discovery Account is used in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue code of 1986 ("the Code") and with nonqualified annuity arrangements. The Small Plan Contract is used exclusively with retirement plans qualified under Sections 401(k) or 401(a) of the code that generally have 100 or fewer Participants. The Contracts are group annuity contracts and generally are issued to employers (Contractholders) who make contributions under them on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant." The Discovery Account is comprised of 22 Subaccounts. The assets of each Subaccount are invested in a corresponding Fund listed as follows:

          THE PRUDENTIAL SERIES FUND, INC.
          Money Market Portfolio
          Diversified Bond Portfolio
          Government Income Portfolio
          Conservative Balanced Portfolio
          Flexible Managed Portfolio
          High Yield Bond Portfolio
          Stock Index Portfolio
          Value Portfolio
          Equity Portfolio
          Prudential Jennison Portfolio
          Global Portfolio

          AIM VARIABLE INSURANCE
          AIM V.I. Growth and Income Fund
          AIM V.I. Value Fund

          JANUS ASPEN SERIES
          Growth Portfolio
          International Growth Portfolio

          MFS VARIABLE INSURANCE TRUST
          Emerging Growth Series
          Research Series

          OCC ACCUMULATION TRUST
          Managed Portfolio
          Small Cap Portfolio

          T. ROWE PRICE EQUITY SERIES, INC.
          Equity Income Portfolio

          T. ROWE PRICE INTERNATIONAL SERIES, INC.
          International Stock Portfolio

          WARBURG PINCUS TRUST
          Post-Venture Capital Portfolio

     All contractual and other obligations arising under contracts participating in the Discovery Account are general corporate obligations of Prudential, although Participants' Account are general corporate obligations of Prudential, Participants' payments from the Account will depend upon the investment experience of the Account.

                                      A17

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     INVESTMENTS--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

     SECURITY TRANSACTIONS--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

     DISTRIBUTIONS RECEIVED--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.

                                      A18

NOTE 3: INVESTMENT INFORMATION FOR THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT

     The net asset value per share for each portfolio of the Series Fund, or the non-Prudential administered variable funds, the number of shares (rounded) of each portfolio held by the Account and the aggregate cost of investments in such shares at December 31, 2000 were as follows:


                                                                             SUBACCOUNTS
                                         ---------------------------------------------------------------------------------
                                             PRUDENTIAL                      PRUDENTIAL                    PRUDENTIAL
                                            MONEY MARKET                  DIVERSIFIED BOND              GOVERNMENT INCOME
                                              PORTFOLIO                       PORTFOLIO                     PORTFOLIO
                                         -------------------                 -----------               -------------------
     Number of Shares (rounded):                 293,832                         186,782                         89,075
     Net asset value per share:              $     10.00                     $     11.28                   $      12.02
     Cost:                                   $ 2,938,324                     $ 2,048,765                   $  1,037,494

                                                                       SUBACCOUNTS (CONTINUED)
                                         ---------------------------------------------------------------------------------
                                             PRUDENTIAL                      PRUDENTIAL                    PRUDENTIAL
                                        CONSERVATIVE BALANCED             FLEXIBLE MANAGED               HIGH YIELD BOND
                                              PORTFOLIO                       PORTFOLIO                     PORTFOLIO
                                         -------------------                 -----------               -------------------
     Number of Shares (rounded):                 257,383                         283,019                        104,000
     Net asset value per share:              $     14.63                     $     16.53                   $       6.14
     Cost:                                   $ 3,897,996                     $ 4,793,214                   $    745,018

                                                                       SUBACCOUNTS (CONTINUED)
                                         ---------------------------------------------------------------------------------
                                             PRUDENTIAL                      PRUDENTIAL                    PRUDENTIAL
                                             STOCK INDEX                        VALUE                        EQUITY
                                              PORTFOLIO                       PORTFOLIO                     PORTFOLIO
                                         -------------------                 -----------               -------------------
     Number of Shares (rounded):                 550,384                         102,488                        816,476
     Net asset value per share:              $     38.66                     $     20.46                   $      24.50
     Cost:                                   $21,962,783                     $ 2,003,383                   $ 22,420,748

                                                                       SUBACCOUNTS (CONTINUED)
                                         ---------------------------------------------------------------------------------
                                             PRUDENTIAL                      PRUDENTIAL                     AIM V.I.
                                              JENNISON                         GLOBAL                   GROWTH AND INCOME
                                              PORTFOLIO                       PORTFOLIO                     PORTFOLIO
                                         -------------------                 -----------               -------------------
     Number of Shares (rounded):                 642,647                         166,775                        271,082
     Net asset value per share:              $     22.97                     $     23.61                   $      26.19
     Cost:                                   $18,099,649                     $ 3,929,131                   $  7,868,389

                                                                       SUBACCOUNTS (CONTINUED)
                                         ---------------------------------------------------------------------------------
                                              AIM V.I.                       JANUS ASPEN                   JANUS ASPEN
                                                VALUE                          GROWTH                 INTERNATIONAL GROWTH
                                                FUND                          PORTFOLIO                     PORTFOLIO
                                         -------------------                 -----------               -------------------
     Number of Shares (rounded):                 280,291                         664,700                        328,446
     Net asset value per share:              $     27.30                     $     26.48                   $      30.90
     Cost:                                   $ 8,463,511                     $20,019,808                   $ 11,246,669

                                                                       SUBACCOUNTS (CONTINUED)
                                         ---------------------------------------------------------------------------------
                                                 MFS                             MFS                           OCC
                                           EMERGING GROWTH                    RESEARCH                 ACCUMULATION TRUST
                                               SERIES                          SERIES                   MANAGED PORTFOLIO
                                         -------------------                 -----------               -------------------
     Number of Shares (rounded):                 345,574                          79,729                         22,418
     Net asset value per share:              $     28.85                     $     20.80                   $      43.20
     Cost:                                   $10,295,119                     $ 1,661,871                   $    905,463

                                                                       SUBACCOUNTS (CONTINUED)
                                         ---------------------------------------------------------------------------------
                                                 OCC                        T. ROWE PRICE                 T. ROWE PRICE
                                         ACCUMULATION TRUST                 EQUITY INCOME              INTERNATIONAL STOCK
                                         SMALL CAP PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                         -------------------                 -----------               -------------------
     Number of Shares (rounded):                  35,975                          91,446                         28,472
     Net asset value per share:              $     32.26                     $     19.55                   $      15.07
     Cost:                                   $   913,727                     $ 1,678,812                   $    429,431


                                        SUBACCOUNTS (CONTINUED)
                                        -----------------------

                                               GLOBAL
                                            POST-VENTURE
                                          CAPITAL PORTFOLIO
                                          -----------------
     Number of Shares (rounded):                 170,363
     Net asset value per share:              $     13.62
     Cost:                                   $ 3,105,279

                                      A19

NOTE 4: EXPENSES

     A daily charge of 0.85% of the average participant account value of each Subaccount of the Discovery Account is paid to Prudential for administrative expenses not provided by the annual account charge with respect to contracts other than the Small Plan Contract. Prudential may reduce this fee under Contracts as to which, due to economies of scale or other factors, administrative costs are reduced. A daily charge of the effective annual rate of 0.15% of the average participant account value of each Subaccount of the Discovery Account is paid to Prudential for assuming mortality and expense risks under the Contracts. For Small Plan Contracts, the effective annual rate is 1.05% for the administrative fee.

NOTE 5: ANNUAL ACCOUNT CHARGE

     An additional administrative charge of up to $32, the annual charge, is paid to Prudential on or about the last day of each calendar year and at the time of a full withdrawal. The annual account charge will be prorated for new Participants on a monthly basis for their first year of participation. Generally, the charge will first be made against the Participant Account Value under the guaranteed interest account (if available). If the Participant is not invested in the guaranteed interest account, or if the Participant does not have enough money in such an option to pay the charge, the charge will then be made against any one or of more the Subaccounts in which the Participant is invested. This is represented in the statement of net assets as receivable (payable) from the Prudential Insurance Company of America.

NOTE 6: WITHDRAWAL CHARGE

     A withdrawal charge is imposed upon the withdrawal of certain purchase payments to compensate Prudential for sales and other marketing expenses. With respect to contracts other than the Small Plan Contract, the maximum withdrawal charge is 5% on contributions withdrawn during the first year of participation. The withdrawal charge declines by 1% in each subsequent year until it is 0% after the fifth year. No withdrawal charge is imposed upon contributions withdrawn for any reason after five years of participation in a Program. In addition, no withdrawal charge is imposed upon contributions withdrawn to purchase an annuity under a Contract, to provide a death benefit, pursuant to a systematic withdrawal plan, to provide a minimum distribution payment, or in cases of financial hardship or disability retirement as determined pursuant to provisions of the employer's retirement arrangement. Further, for all plans other than IRAs, no withdrawal charge is imposed upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contract-holder.

     Under the Small Plan Contract, a Participant making a full or partial withdrawal does not pay the withdrawal charge indicated above. Instead, withdrawal charges under the Small Plan Contract are triggered only when the Employer to which the contract was issued terminates the Contract in whole or in part. Under full termination of the Contract, the withdrawal charge would be assessed against the Employer based on the total value of contributions withdrawn under the terminated Contract. Under a partial termination of the Contract, the withdrawal charge is assessed only against those assets withdrawn by reason of a specified group, classification, or type of employee leaving the Plan as a result of a corporate merger, restructuring, or other comparable employer-initiated event.

     Each Participant's Account Value that is withdrawn in connection with such a full or partial Contract termination may be subject to a withdrawal charge. The amount of the withdrawal charge varies depending on the number of years that have elapsed since the Small Plan Contract became effective. Specifically, the withdrawal charge is equal to 5% of contributions withdrawn during the first year of the Contract and the charge declines by one percent each year thereafter. After five complete years have elapsed from the effective date of the Small Plan Contract, no such withdrawal charge is deducted.

NOTE 7: TAXES

     The Discovery Account is not considered a separate taxpayer for purposes of the Internal Revenue Code. As distinguished from most other registered investment companies--which are separate taxpayers--the earnings of the Subaccounts invested in the Funds are taxed as part of the income of Prudential. As a result, the unit value of the Subaccounts has not been reduced by federal income taxes.

                                      A20

NOTE 8: UNIT TRANSACTIONS

     The number of units issued and redeemed during the years ended December 31, 2000 and December 31, 1999 were as follows:

     2000
     OTHER THAN SMALL PLAN CONTRACTS


                                            PRUDENTIAL                    PRUDENTIAL                   PRUDENTIAL
                                           MONEY MARKET                DIVERSIFIED BOND             GOVERNMENT INCOME
                                             PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................      1,081,104    12,111,887         106,418     1,152,682          67,812        759,234
     Redeemed .................        955,438    10,681,339          32,386       342,824          37,018        407,704

                                            PRUDENTIAL                    PRUDENTIAL                   PRUDENTIAL
                                       CONSERVATIVE BALANCED           FLEXIBLE MANAGED              HIGH YIELD BOND
                                             PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................        198,872     2,339,893         304,670     3,526,191          41,671        431,783
     Redeemed .................        120,520     1,413,620         151,658     1,749,842          12,111        124,936

                                            PRUDENTIAL                    PRUDENTIAL                   PRUDENTIAL
                                            STOCK INDEX                      VALUE                       EQUITY
                                             PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................      1,043,192    15,991,274          69,648       766,025       1,589,277     18,769,968
     Redeemed .................        437,969     6,654,506          29,461       318,305       1,185,474     14,047,245

                                            PRUDENTIAL                    PRUDENTIAL                    AIM V.I.
                                             JENNISON                       GLOBAL                  GROWTH AND INCOME
                                             PORTFOLIO                     PORTFOLIO                      FUND
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................        633,288    11,834,196         260,683     4,150,406         328,677      5,352,115
     Redeemed .................         98,251     1,837,855         171,045     2,692,670          21,728        351,545

                                             AIM V.I.                     JANUS ASPEN                  JANUS ASPEN
                                               VALUE                        GROWTH                INTERNATIONAL GROWTH
                                               FUND                        PORTFOLIO                    PORTFOLIO
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................        323,062     5,275,501         789,501    15,039,052         545,435     11,091,773
     Redeemed .................         66,979     1,060,420         151,710     2,860,026         122,133      2,469,481

                                                MFS                           MFS                          OCC
                                          EMERGING GROWTH                  RESEARCH                ACCUMULATION TRUST
                                              SERIES                        SERIES                  MANAGED PORTFOLIO
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................        342,354     7,585,690          73,078     1,081,037          37,679        419,647
     Redeemed .................         47,117     1,020,292           9,866       144,272          18,515        200,340

                                                OCC                      T. ROWE PRICE                T. ROWE PRICE
                                        ACCUMULATION TRUST               EQUITY INCOME             INTERNATIONAL STOCK
                                        SMALL CAP PORTFOLIO                PORTFOLIO                    PORTFOLIO
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................         71,551       777,696         112,442     1,314,217         537,809      6,665,770
     Redeemed .................          9,841       105,867          65,022       749,060         515,374      6,422,210


                                              GLOBAL
                                           POST-VENTURE
                                         CAPITAL PORTFOLIO
                                     -----------------------
                                        UNITS       AMOUNTS
                                     ---------    ----------
     Issued ...................        191,684     3,379,410
     Redeemed .................         36,042       663,138

                                      A21

     2000

     SMALL PLAN CONTRACTS


                                            PRUDENTIAL                    PRUDENTIAL                   PRUDENTIAL
                                           MONEY MARKET                DIVERSIFIED BOND             GOVERNMENT INCOME
                                             PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................          5,338        61,177             968        14,485             105          2,931
     Redeemed .................          4,196        47,951           1,331        15,077           1,483         17,584

                                            PRUDENTIAL                    PRUDENTIAL                   PRUDENTIAL
                                       CONSERVATIVE BALANCED           FLEXIBLE MANAGED              HIGH YIELD BOND
                                             PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................             57           486              51           579           2,026         18,488
     Redeemed .................            915        10,505              27           303           1,854         17,433

                                            PRUDENTIAL                    PRUDENTIAL                   PRUDENTIAL
                                            STOCK INDEX                      VALUE                       EQUITY
                                             PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................          1,793        10,337             972        16,916           1,119         14,303
     Redeemed .................          2,092        29,234           3,021        38,748             596          7,387

                                            PRUDENTIAL                    PRUDENTIAL                    AIM V.I.
                                             JENNISON                       GLOBAL                  GROWTH AND INCOME
                                             PORTFOLIO                     PORTFOLIO                      FUND
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................          1,087        12,967             633         8,111             397          4,666
     Redeemed .................          1,274        19,577              44           586             408          5,635

                                             AIM V.I.                     JANUS ASPEN                  JANUS ASPEN
                                               VALUE                        GROWTH                INTERNATIONAL GROWTH
                                               FUND                        PORTFOLIO                    PORTFOLIO
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................         11,865       165,510           1,340        18,162           3,489         56,803
     Redeemed .................          1,194        16,721           1,564        24,962             278          4,548

                                                MFS                           MFS                          OCC
                                          EMERGING GROWTH                  RESEARCH                ACCUMULATION TRUST
                                              SERIES                        SERIES                  MANAGED PORTFOLIO
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................         11,152       206,642             113         1,547             357          4,322
     Redeemed .................            915        16,752              17           226              13            156

                                                OCC                      T. ROWE PRICE                T. ROWE PRICE
                                        ACCUMULATION TRUST               EQUITY INCOME             INTERNATIONAL STOCK
                                        SMALL CAP PORTFOLIO                PORTFOLIO                    PORTFOLIO
                                     -----------------------         ---------------------       -------------------------
                                        UNITS       AMOUNTS          UNITS        AMOUNTS           UNITS        AMOUNTS
                                     ---------    ----------         -------    ----------       ---------      ----------
     Issued ...................            294         8,138             305         4,667             519          4,590
     Redeemed .................          1,223        15,490             547         7,116             432          4,715

                                              GLOBAL
                                           POST-VENTURE
                                         CAPITAL PORTFOLIO
                                     -----------------------
                                        UNITS       AMOUNTS
                                     ---------    ----------
     Issued ...................            663         4,487
     Redeemed .................          1,448        19,853

                                      A22

NOTE 9: PARTICIPANT LOANS

     The minimum loan amount is as specified in the Contract, or if not specified, as determined by Prudential. The maximum loan amount is the lesser of (a) $50,000, reduced by the highest outstanding balance of loans during the one year period immediately preceding the date of the loan or
     (b) 50% of the value of the Participant's vested interest under a Contract. In the loan application, the Contractholder (or in certain cases, the Participant) designates the Subaccount(s) from which the loan amount is deducted. To repay the loan, the Participant makes periodic payments of interest plus a portion of the principal. Those payments are invested in the Subaccounts chosen by the Participant. With respect to contracts other than the Small Plan Contract, the Participant may specify the Subaccounts from which he may borrow and into which repayments may be invested. If the Participant does not specify the Subaccounts from which the loan amount is deducted, the loan amount will be deducted pro rata from the participant account value in subaccounts. With respect to the Small Plan Contract, amounts borrowed are deducted from a Participant's Subaccounts on a pro rata basis. With respect to such Contracts, amounts repaid on a loan are applied to a Participant's Subaccounts based on the Participant's current contribution allocations.

     The maximum loan amount referred to above is imposed by federal tax law. That limit applies to all loans from any qualified plan of the employer. Since Prudential cannot monitor a Participant's loan activity relating to other plans offered to Participants, it is the Participant's responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution. If, however, the Participant defaults on the loan by, for example, failing to make required payments, the defaulted loan amount (as described in loan disclosure information provided to a borrowing Participant) will be treated as a taxable distribution and Prudential will send the appropriate tax information to the participant and the Internal Revenue Service.

     Prudential charges a loan application fee of up to $75, which is deducted from the Participant Account at the time the loan is initiated. Prudential also charges up to $60 per year as a loan maintenance fee for record keeping and other administrative services provided in connection with the loan. This charge is guaranteed not to increase during the term of any loan and is not greater than the average expected cost of the services required to maintain the loan. The annualized loan maintenance charge will be prorated based on the number of full months that the loan is outstanding and is generally deducted quarterly. For the year ended December 31, 2000 and the period ended December 31, 1999 the amount of participant loans that was withdrawn from the Subaccounts is as follows:

                                      A23

     2000


                                                                             SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                              PRUDENTIAL      PRUDENTIAL     PRUDENTIAL       PRUDENTIAL       PRUDENTIAL
                                                 MONEY        DIVERSIFIED    GOVERNMENT      CONSERVATIVE       FLEXIBLE
                                                MARKET           BOND          INCOME          BALANCED          MANAGED
                                               PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                              ----------      -----------    ----------      ------------      -----------
     Loans .........................             10,792           5,687           7,278          11,664          18,117
     Repayments ....................                670           2,976             254           3,371           6,131

                                                                       SUBACCOUNTS (CONTINUED)
                                              ----------------------------------------------------------------------------
                                              PRUDENTIAL      PRUDENTIAL
                                              HIGH YIELD         STOCK       PRUDENTIAL       PRUDENTIAL       PRUDENTIAL
                                                 BOND            INDEX          VALUE           EQUITY          JENNISON
                                               PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                              ----------      -----------    ----------      ------------      -----------
     Loans .........................              1,818          50,003           3,477          57,591          41,715
     Repayments ....................                142          31,756           2,522          17,018          36,804

                                                                       SUBACCOUNTS (CONTINUED)
                                              ----------------------------------------------------------------------------
                                                               AIM V.I.                          JANUS         JANUS ASPEN
                                              PRUDENTIAL      GROWTH AND      AIM V.I.           ASPEN        INTERNATIONAL
                                                GLOBAL          INCOME          VALUE           GROWTH           GROWTH
                                               PORTFOLIO       PORTFOLIO        FUND           PORTFOLIO        PORTFOLIO
                                              ----------      -----------    ----------      ------------      -----------
     Loans .........................             25,493           6,400           8,384          34,060          18,766
     Repayments ....................              1,959           2,580          16,714          34,041          29,659

                                                                       SUBACCOUNTS (CONTINUED)
                                              ----------------------------------------------------------------------------
                                                  MFS                            OCC              OCC         T. ROWE PRICE
                                               EMERGING           MFS       ACCUMULATION     ACCUMULATION        EQUITY
                                                GROWTH         RESEARCH     TRUST MANAGED     TRUST SMALL        INCOME
                                                SERIES          SERIES        PORTFOLIO      CAP PORTFOLIO      PORTFOLIO
                                              ----------      -----------    ----------      ------------      -----------
     Loans .........................             30,959           1,643           3,656               0           4,398
     Repayments ....................              8,633           1,018           1,072             852           9,941


                                                SUBACCOUNTS (CONTINUED)
                                            -----------------------------
                                            T. ROWE PRICE       GLOBAL
                                            INTERNATIONAL   POST-VENTURE
                                               STOCK           CAPITAL
                                              PORTFOLIO       PORTFOLIO
                                            -------------   -------------
     Loans .........................              2,665               0
     Repayments ....................                780           1,380

                                      A24

     1999


                                                                             SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                              PRUDENTIAL      PRUDENTIAL     PRUDENTIAL       PRUDENTIAL       PRUDENTIAL
                                                 MONEY        DIVERSIFIED    GOVERNMENT      CONSERVATIVE       FLEXIBLE
                                                MARKET           BOND          INCOME          BALANCED          MANAGED
                                               PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                              ----------      -----------    ----------      ------------      -----------
     Loans .........................              3,341           2,620             227          14,456          21,934
     Repayments ....................                 62             616               0             716           2,710

                                                                       SUBACCOUNTS (CONTINUED)
                                              ----------------------------------------------------------------------------
                                              PRUDENTIAL      PRUDENTIAL
                                              HIGH YIELD         STOCK       PRUDENTIAL       PRUDENTIAL       PRUDENTIAL
                                                 BOND            INDEX          VALUE           EQUITY          JENNISON
                                               PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                              ----------      -----------    ----------      ------------      -----------
     Loans .........................                147          25,616           5,410          45,193          20,495
     Repayments ....................                 32           5,960           1,258           9,202           7,441

                                                                       SUBACCOUNTS (CONTINUED)
                                              ----------------------------------------------------------------------------
                                                               AIM V.I.                          JANUS         JANUS ASPEN
                                              PRUDENTIAL      GROWTH AND      AIM V.I.           ASPEN        INTERNATIONAL
                                                GLOBAL          INCOME          VALUE           GROWTH           GROWTH
                                               PORTFOLIO         FUND           FUND           PORTFOLIO        PORTFOLIO
                                              ----------      -----------    ----------      ------------      -----------
     Loans .........................              9,338             771          10,288          17,848           5,652
     Repayments ....................              2,160             208           1,949           7,725           1,111

                                                                       SUBACCOUNTS (CONTINUED)
                                              ----------------------------------------------------------------------------
                                                  MFS                            OCC              OCC         T. ROWE PRICE
                                               EMERGING           MFS       ACCUMULATION     ACCUMULATION        EQUITY
                                                GROWTH         RESEARCH     TRUST MANAGED     TRUST SMALL        INCOME
                                                SERIES          SERIES        PORTFOLIO      CAP PORTFOLIO      PORTFOLIO
                                              ----------      -----------    ----------      ------------      -----------
     Loans .........................              5,311               0             222             575           5,014
     Repayments ....................              2,005             707             400           1,792             506


                                                SUBACCOUNTS (CONTINUED)
                                            -----------------------------
                                            T. ROWE PRICE       GLOBAL
                                            INTERNATIONAL   POST-VENTURE
                                               STOCK           CAPITAL
                                              PORTFOLIO       PORTFOLIO
                                            -------------   -------------
     Loans .........................              1,414               0
     Repayments ....................                281               0

                                      A25


NOTE 10: CONDENSED FINANCIAL INFORMATION ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT

PRUDENTIAL MONEY MARKET PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          10.94            10.52             10.08            10.00
     End of Period (Rounded) ........................          11.51            10.94             10.52            10.08
     Accumulation Units
       Outstanding at end of period .................        238,181          127,605            42,992              815
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          11.05                0                 0                0
     End of Period (Rounded) ........................          11.52                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         14,789                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................          11.61                0                 0                0
     End of Period (Rounded) ........................          11.84                0                 0                0
     Accumulation Units
       Outstanding at end of period .................            301                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        253,271          127,605            42,992              815
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          10.89            10.52               N/A              N/A
     End of Period (Rounded) ........................          11.42            10.89               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................          1,501              359               N/A              N/A
                                                           =========        =========         =========        =========

PRUDENTIAL DIVERSIFIED BOND PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------

     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          10.50            10.68             10.07            10.00
     End of Period (Rounded) ........................          11.41            10.50             10.68            10.07
     Accumulation Units
       Outstanding at end of period .................        157,705          105,742            63,041              542
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          10.70                0                 0                0
     End of Period (Rounded) ........................          11.42                0                 0                0
     Accumulation Units
       Outstanding at end of period .................            561                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................          10.98                0                 0                0
     End of Period (Rounded) ........................          11.76                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         21,508                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        179,774          105,742            63,041              542
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          10.45            10.68               N/A              N/A
     End of Period (Rounded) ........................          11.32            10.45               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................          3,681            4,044               N/A              N/A
                                                           =========        =========         =========        =========

                                      A26


NOTE 10:  CONDENSED FINANCIAL INFORMATION ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT (CONTINUED)

PRUDENTIAL GOVERNMENT INCOME PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          10.69            11.10             10.27            10.00
     End of Period (Rounded) ........................          11.94            10.69             11.10            10.27
     Accumulation Units
       Outstanding at end of period .................         75,262           58,456            33,914               60
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          10.92                0                 0                0
     End of Period (Rounded) ........................          11.95                0                 0                0
     Accumulation Units
       Outstanding at end of period .................            168                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................          11.21      0                0                 0
     End of Period (Rounded) ........................          12.31                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         13,820                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......         89,250           58,456            33,914               60
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          10.64            11.10               N/A              N/A
     End of Period (Rounded) ........................          11.86            10.64               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................              9            1,387               N/A              N/A
                                                           =========        =========         =========        =========

PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO

                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          11.73            11.10             10.03            10.00
     End of Period (Rounded) ........................          11.56            11.73             11.10            10.03
     Accumulation Units
       Outstanding at end of period .................        302,251          246,332           146,440              563
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          11.85                0                 0                0
     End of Period (Rounded) ........................          11.57                0                 0                0
     Accumulation Units
       Outstanding at end of period .................          2,363                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................          12.17                0                 0                0
     End of Period (Rounded) ........................          11.91                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         20,070                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        324,684          246,332           146,440              563
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          11.67            11.10               N/A              N/A
     End of Period (Rounded) ........................          11.48            11.67               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................              7              865               N/A              N/A
                                                           =========        =========         =========        =========

                                      A27


NOTE 10:  CONDENSED FINANCIAL INFORMATION ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT (CONTINUED)

PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          11.64            10.90              9.99            10.00
     End of Period (Rounded) ........................          11.36            11.64             10.90             9.99
     Accumulation Units
       Outstanding at end of period .................        351,407          256,779           149,274            4,286
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          11.60                0                 0                0
     End of Period (Rounded) ........................          11.37                0                 0                0
     Accumulation Units
       Outstanding at end of period .................          3,198                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................          11.91                0                 0                0
     End of Period (Rounded) ........................          11.70                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         55,186                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        409,791          256,779           149,274            4,286
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          11.64              N/A               N/A              N/A
     End of Period (Rounded) ........................          11.28              N/A               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................             24              N/A               N/A              N/A
                                                           =========        =========         =========        =========

PRUDENTIAL HIGH YIELD BOND PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          10.38            10.02             10.37            10.00
     End of Period (Rounded) ........................           9.47            10.38             10.02            10.37
     Accumulation Units
       Outstanding at end of period .................         66,150           36,945            19,787            1,952
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          10.39                0                 0                0
     End of Period (Rounded) ........................           9.47                0                 0                0
     Accumulation Units
       Outstanding at end of period .................            355                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......         66,505           36,945            19,787            1,952
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          10.33            10.02               N/A              N/A
     End of Period (Rounded) ........................           9.40            10.33               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................            766              594               N/A              N/A
                                                           =========        =========         =========        =========

                                      A28


NOTE 10:  CONDENSED FINANCIAL INFORMATION ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT (CONTINUED)

PRUDENTIAL STOCK INDEX PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          15.62            13.09             10.29            10.00
     End of Period (Rounded) ........................          14.07            15.62             13.09            10.29
     Accumulation Units
       Outstanding at end of period .................      1,266,223          888,608           382,563            1,890
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          16.37                0                 0                0
     End of Period (Rounded) ........................          14.46                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         84,943                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................          16.47                0                 0                0
     End of Period (Rounded) ........................          14.48                0                 0                0
     Accumulation Units
       Outstanding at end of period .................          3,034                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................          15.07                0                 0                0
     End of Period (Rounded) ........................          14.49                0                 0                0
     Accumulation Units
       Outstanding at end of period .................        139,631                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......      1,493,831          888,608           382,563            1,890
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          15.54            13.09               N/A              N/A
     End of Period (Rounded) ........................          13.97            15.54               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................         10,017           10,316               N/A              N/A
                                                           =========        =========         =========        =========

PRUDENTIAL VALUE PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          11.29            10.13             10.48            10.00
     End of Period (Rounded) ........................          12.92            11.29             10.13            10.48
     Accumulation Units
       Outstanding at end of period .................        157,912          120,568            53,578            1,171
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          10.34                0                 0                0
     End of Period (Rounded) ........................          12.93                0                 0                0
     Accumulation Units
       Outstanding at end of period .................          2,843                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        160,755          120,568            53,578            1,171
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          11.23            10.13               N/A              N/A
     End of Period (Rounded) ........................          12.83            11.23               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................            689            2,738               N/A              N/A
                                                           =========        =========         =========        =========

                                      A29


NOTE 10:  CONDENSED FINANCIAL INFORMATION ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT (CONTINUED)

PRUDENTIAL EQUITY PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          12.21            10.96             10.12            10.00
     End of Period (Rounded) ........................          12.48            12.21             10.96            10.12
     Accumulation Units
       Outstanding at end of period .................      1,454,168        1,188,971           769,653            2,907
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          11.33                0                 0                0
     End of Period (Rounded) ........................          12.50                0                 0                0
     Accumulation Units
       Outstanding at end of period .................          1,548                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................          11.63                0                 0                0
     End of Period (Rounded) ........................          12.86                0                 0                0
     Accumulation Units
       Outstanding at end of period .................        137,058                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......      1,592,774        1,188,971           769,653            2,907
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          12.15            10.96               N/A              N/A
     End of Period (Rounded) ........................          12.40            12.15               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................          1,395              872               N/A              N/A
                                                           =========        =========         =========        =========

PRUDENTIAL JENNISON PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          18.91            13.43              9.87            10.00
     End of Period (Rounded) ........................          15.47            18.91             13.43             9.87
     Accumulation Units
       Outstanding at end of period .................        773,331          416,885            77,040            3,111
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          21.69                0                 0                0
     End of Period (Rounded) ........................          15.49                0                 0                0
     Accumulation Units
       Outstanding at end of period .................        140,154                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................          20.70                0                 0                0
     End of Period (Rounded) ........................          15.92                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         29,443                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................          20.71                0                 0                0
     End of Period (Rounded) ........................          15.94                0                 0                0
     Accumulation Units
       Outstanding at end of period .................          8,994                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        951,922          416,885            77,040            3,111
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          18.82            13.43               N/A              N/A
     End of Period (Rounded) ........................          15.37            18.82               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................            923            1,110               N/A              N/A
                                                           =========        =========         =========        =========

                                      A30



NOTE 10:  CONDENSED FINANCIAL INFORMATION ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT (CONTINUED)

PRUDENTIAL GLOBAL PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          16.27            11.08              8.95            10.00
     End of Period (Rounded) ........................          13.26            16.27             11.08             8.95
     Accumulation Units
       Outstanding at end of period .................        261,996          206,013           124,465            1,576
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          17.93                0                 0                0
     End of Period (Rounded) ........................          13.27                0                 0                0
     Accumulation Units
       Outstanding at end of period .................          7,939                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................          16.58                0                 0                0
     End of Period (Rounded) ........................          13.65                0                 0                0
     Accumulation Units
       Outstanding at end of period .................          1,460                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................          18.41                0                 0                0
     End of Period (Rounded) ........................          13.66                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         24,256                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        295,651          206,013           124,465            1,576
                                                           =========        =========         =========        =========

     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          16.19            11.08               N/A              N/A
     End of Period (Rounded) ........................          13.17            16.19               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................            664               75               N/A              N/A
                                                           =========        =========         =========        =========

AIM V.I. GROWTH AND INCOME FUND


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          16.45            12.37              9.79            10.00
     End of Period (Rounded) ........................          13.92            16.45             12.37             9.79
     Accumulation Units
       Outstanding at end of period .................        434,583          202,653            16,899            1,122
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          18.04                0                 0                0
     End of Period (Rounded) ........................          13.93                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         75,019                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        509,602          202,653            16,899            1,122
                                                           =========        =========         =========        =========

     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          16.37            12.37               N/A              N/A
     End of Period (Rounded) ........................          13.82            16.37               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................            340              351               N/A              N/A
                                                           =========        =========         =========        =========

                                      A31


NOTE 10:  CONDENSED FINANCIAL INFORMATION ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT (CONTINUED)

AIM V.I. VALUE FUND


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          16.68            12.97              9.89            10.00
     End of Period (Rounded) ........................          14.10            16.68             12.97             9.89
     Accumulation Units
       Outstanding at end of period .................        461,578          275,517            37,442            1,738
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          18.34                0                 0                0
     End of Period (Rounded) ........................          14.11                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         62,899                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................          17.39                0                 0                0
     End of Period (Rounded) ........................          14.50                0                 0                0
     Accumulation Units
       Outstanding at end of period .................          7,123                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        531,600          275,517            37,442            1,738
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          16.60            12.97               N/A              N/A
     End of Period (Rounded) ........................          14.00            16.60               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................         11,248              577               N/A              N/A
                                                           =========        =========         =========        =========

JANUS ASPEN GROWTH PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          19.01            13.33              9.92            10.00
     End of Period (Rounded) ........................          16.07            19.01             13.33             9.92
     Accumulation Units
       Outstanding at end of period .................        971,747          455,919            43,275              462
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          20.99                0                 0                0
     End of Period (Rounded) ........................          16.09                0                 0                0
     Accumulation Units
       Outstanding at end of period .................        121,963                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......      1,093,710          455,919            43,275              462
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          18.91            13.33               N/A              N/A
     End of Period (Rounded) ........................          15.96            18.91               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................            973            1,197               N/A              N/A
                                                           =========        =========         =========        =========

                                      A32


NOTE 10:  CONDENSED FINANCIAL INFORMATION ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT (CONTINUED)

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          19.79            10.96              9.44            10.00
     End of Period (Rounded) ........................          16.47            19.79             10.96             9.44
     Accumulation Units
       Outstanding at end of period .................        551,652          189,554            34,735              942
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          23.45                0                 0                0
     End of Period (Rounded) ........................          16.49                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         61,204                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        612,856          189,554            34,735              942
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          19.69            10.96               N/A              N/A
     End of Period (Rounded) ........................          16.35            19.69               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................          3,242               31               N/A              N/A
                                                           =========        =========         =========        =========

MFS EMERGING GROWTH SERIES


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          23.15            13.23              9.95            10.00
     End of Period (Rounded) ........................          18.43            23.15             13.23             9.95
     Accumulation Units
       Outstanding at end of period .................        443,945          234,665            61,164              470
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          26.65                0                 0                0
     End of Period (Rounded) ........................          18.45                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         66,053                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................          23.99                0                 0                0
     End of Period (Rounded) ........................          18.96                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         19,904                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        529,902          234,665            61,164              470
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          23.04            13.23               N/A              N/A
     End of Period (Rounded) ........................          18.30            23.04               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................         10,319               82               N/A              N/A
                                                           =========        =========         =========        =========

                                      A33


NOTE 10:  CONDENSED FINANCIAL INFORMATION ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT (CONTINUED)

MFS RESEARCH SERIES


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          14.52            11.82              9.67            10.00
     End of Period (Rounded) ........................          13.68            14.52             11.82             9.67
     Accumulation Units
       Outstanding at end of period .................        102,656           57,813            14,548              779
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          16.09                0                 0                0
     End of Period (Rounded) ........................          13.70                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         18,369                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        121,025           57,813            14,548              779
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          14.45            11.82               N/A              N/A
     End of Period (Rounded) ........................          13.58            14.45               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................             97                1               N/A              N/A
                                                           =========        =========         =========        =========

OCC ACCUMULATION TRUST MANAGED PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          11.18            10.75             10.13            10.00
     End of Period (Rounded) ........................          12.15            11.18             10.75            10.13
     Accumulation Units
       Outstanding at end of period .................         75,083           59,831            23,869            2,135
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          10.78                0                 0                0
     End of Period (Rounded) ........................          12.16                0                 0                0
     Accumulation Units
       Outstanding at end of period .................          3,912                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......         78,995           59,831            23,869            2,135
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          11.18              N/A               N/A              N/A
     End of Period (Rounded) ........................          12.06              N/A               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................            344              N/A               N/A              N/A
                                                           =========        =========         =========        =========

                                      A34


NOTE 10:  CONDENSED FINANCIAL INFORMATION ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT (CONTINUED)

OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................           8.94             9.19             10.20            10.00
     End of Period (Rounded) ........................          12.75             8.94              9.19            10.20
     Accumulation Units
       Outstanding at end of period .................         82,413           29,150            12,742            2,781
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................           9.23                0                 0                0
     End of Period (Rounded) ........................          12.77                0                 0                0
     Accumulation Units
       Outstanding at end of period .................          8,447                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......         90,860           29,150            12,742            2,781
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................           8.89             9.19               N/A              N/A
     End of Period (Rounded) ........................          12.67             8.89               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................            233            1,162               N/A              N/A
                                                           =========        =========         =========        =========

T. ROWE PRICE EQUITY INCOME PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          11.69            11.38             10.54            10.00
     End of Period (Rounded) ........................          13.09            11.69             11.38            10.54
     Accumulation Units
       Outstanding at end of period .................        123,371           88,559            26,852            1,704
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          10.98                0                 0                0
     End of Period (Rounded) ........................          13.10                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         12,608                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        135,979           88,559            26,852            1,704
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          11.63            11.38               N/A              N/A
     End of Period (Rounded) ........................          13.00            11.63               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................            238              480               N/A              N/A
                                                           =========        =========         =========        =========

                                      A35


NOTE 10:  CONDENSED FINANCIAL INFORMATION ACCUMULATION UNIT VALUES FOR DISCOVERY ACCOUNT (CONTINUED)

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          13.51            10.24              8.92            10.00
     End of Period (Rounded) ........................          10.99            13.51             10.24             8.92
     Accumulation Units
       Outstanding at end of period .................         36,679           15,783             6,523              216
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          13.45                0                 0                0
     End of Period (Rounded) ........................          11.00                0                 0                0
     Accumulation Units
       Outstanding at end of period .................          1,539                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......         38,218           15,783             6,523              216
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          13.45            10.24               N/A              N/A
     End of Period (Rounded) ........................          10.91            13.45               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................          3,242              409               N/A              N/A
                                                           =========        =========         =========        =========

GLOBAL POST-VENTURE CAPITAL PORTFOLIO


                                                            01/01/00        01/01/99          01/01/98         07/31/97
                                                               TO              TO                TO               TO
                                                            12/31/00        12/31/99          12/31/98         12/31/97
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--1.00%:
     Beginning of Period (Rounded) ..................          17.23            10.64             10.08            10.00
     End of Period (Rounded) ........................          13.81            17.23             10.64            10.08
     Accumulation Units
       Outstanding at end of period .................        119,358           11,646             6,039                5
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.85%:
     Beginning of Period (Rounded) ..................          20.88                0                 0                0
     End of Period (Rounded) ........................          13.82                0                 0                0
     Accumulation Units
       Outstanding at end of period .................         47,930                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.75%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     OTHER THAN SMALL PLAN
     CONTRACTS--0.50%:
     Beginning of Period (Rounded) ..................              0                0                 0                0
     End of Period (Rounded) ........................              0                0                 0                0
     Accumulation Units
       Outstanding at end of period .................              0                0                 0                0
                                                           ---------        ---------         ---------        ---------
     Total outstanding units at end of period .......        167,288           11,646             6,039                5
                                                           =========        =========         =========        =========
     SMALL PLAN CONTRACTS--1.20%:
     Beginning of Period (Rounded) ..................          17.15            10.64               N/A              N/A
     End of Period (Rounded) ........................          13.71            17.15               N/A              N/A
     Accumulation Units
       Outstanding at end of period .................            587            1,372               N/A              N/A
                                                           =========        =========         =========        =========

                                      A36

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
The Prudential Discovery Select Group Variable Contract Account and the Board of Directors of The Prudential Insurance Company of America


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts described in Note 1 to the financial statements of The Prudential Discovery Select Group Variable Contract Account at December 31, 2000, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principals generally accepted in the United States of America. These financial statements are the responsibility of the management of The Prudential Insurance Company of America; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2000 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 25, 2001

                                      A37

                    [Letterhead of PricewaterhouseCoopers]


                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Policyholders of The Prudential Insurance Company of America

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in equity and of cash flows present fairly, in all material respects, the financial position of The Prudential Insurance Company of America and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 13, 2001, except for Note 18, as to which the date is April 2, 2001.

THE PRUDENTIAL INSURANCE
COMPANY OF AMERICA
Consolidated Financial Statements and
Report of Independent Accountants
December 31, 2000 and 1999

The Prudential Insurance Company of America

Consolidated Statements of Financial Position
December 31, 2000 and 1999 (In Millions)
--------------------------------------------------------------------------------

                                                                                                2000       1999
                                                                                              --------   --------
ASSETS
Fixed maturities:
  Available for sale, at fair value (amortized cost, 2000: $83,115; 1999: $81,248)            $ 83,827   $ 79,130
  Held to maturity, at amortized cost (fair value, 2000: $12,615; 1999: $14,112)                12,448     14,237
Trading account assets, at fair value                                                            7,217      9,741
Equity securities, available for sale, at fair value (cost, 2000: $2,266; 1999: $2,531)          2,317      3,264
Mortgage loans on real estate                                                                   15,919     16,268
Policy loans                                                                                     8,046      7,590
Securities purchased under agreements to resell                                                  5,395     13,944
Cash collateral for borrowed securities                                                          3,858      7,124
Other long-term investments                                                                      4,459      4,857
Short-term investments                                                                           5,029      2,773
                                                                                              --------   --------
  Total investments                                                                            148,515    158,928

Cash and cash equivalents                                                                        7,676      6,427
Accrued investment income                                                                        1,916      1,836
Broker-dealer related receivables                                                               11,860     11,346
Deferred policy acquisition costs                                                                7,063      7,324
Other assets                                                                                    13,506     17,102
Separate account assets                                                                         82,217     82,131
                                                                                              --------   --------
  TOTAL ASSETS                                                                                $272,753   $285,094
                                                                                              ========   ========

LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits                                                                        $ 69,288   $ 67,278
Policyholders' account balances                                                                 32,722     32,780
Unpaid claims and claim adjustment expenses                                                      2,120      2,829
Policyholders' dividends                                                                         1,463      1,484
Securities sold under agreements to repurchase                                                  15,010     24,598
Cash collateral for loaned securities                                                           11,053     10,775
Income taxes payable                                                                             1,610        804
Broker-dealer related payables                                                                   5,965      5,839
Securities sold but not yet purchased                                                            4,959      6,968
Short-term debt                                                                                 11,131     10,858
Long-term debt                                                                                   2,502      5,513
Other liabilities                                                                               12,105     13,946
Separate account liabilities                                                                    82,217     82,131
                                                                                              --------   --------
  Total liabilities                                                                            252,145    265,803
                                                                                              --------   --------
COMMITMENTS AND CONTINGENCIES (See Notes 15 and 17)
EQUITY
Accumulated other comprehensive income (loss)                                                      234       (685)
Retained earnings                                                                               20,374     19,976
                                                                                              --------   --------
  Total equity                                                                                  20,608     19,291
                                                                                              --------   --------
  TOTAL LIABILITIES AND EQUITY                                                                $272,753   $285,094
                                                                                              ========   ========


                 See Notes to Consolidated Financial Statements

The Prudential Insurance Company of America

Consolidated Statements of Operations
Years Ended December 31, 2000, 1999 and 1998 (In Millions)
--------------------------------------------------------------------------------

                                                                                               2000      1999      1998
                                                                                              -------   -------   -------
REVENUES
Premiums                                                                                      $10,221   $ 9,528   $ 9,048
Policy charges and fee income                                                                   1,639     1,516     1,465
Net investment income                                                                           9,497     9,367     9,454
Realized investment gains (losses), net                                                          (288)      924     2,641
Commissions and other income                                                                    5,475     5,233     4,416
                                                                                              -------   -------   -------

  Total revenues                                                                               26,544    26,568    27,024
                                                                                              -------   -------   -------

BENEFITS AND EXPENSES
Policyholders' benefits                                                                        10,640    10,226     9,786
Interest credited to policyholders' account balances                                            1,751     1,811     1,953
Dividends to policyholders                                                                      2,724     2,571     2,477
General and administrative expenses                                                            10,083     9,530     9,037
Capital markets restructuring                                                                     476         -         -
Sales practices remedies and costs                                                                  -       100     1,150
Demutualization expenses                                                                          143        75        24
                                                                                              -------   -------   -------

  Total benefits and expenses                                                                  25,817    24,313    24,427
                                                                                              -------   -------   -------

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES                                             727     2,255     2,597
                                                                                              -------   -------   -------

Income taxes
  Current                                                                                         434       690     1,085
  Deferred                                                                                        (28)      352      (115)
                                                                                              -------   -------   -------

   Total income taxes                                                                             406     1,042       970
                                                                                              -------   -------   -------

INCOME FROM CONTINUING OPERATIONS                                                                 321     1,213     1,627
                                                                                              -------   -------   -------

DISCONTINUED OPERATIONS
Loss from healthcare operations, net of taxes                                                       -         -      (298)
Gain (loss) on disposal of healthcare operations, net of taxes                                     77      (400)     (223)
                                                                                              -------   -------   -------

  Net gain (loss) from discontinued operations                                                     77      (400)     (521)
                                                                                              -------   -------   -------

NET INCOME                                                                                    $   398   $   813   $ 1,106
                                                                                              =======   =======   =======


                 See Notes to Consolidated Financial Statements

The Prudential Insurance Company of America

Consolidated Statements of Changes in Equity
Years Ended December 31, 2000, 1999 and 1998 (In Millions)

                                                        Accumulated Other Comprehensive Income (Loss)
                                                  -------------------------------------------------------
                                                                      Net                       Total
                                                      Foreign     Unrealized                 Accumulated
                                                      Currency    Investment     Pension        Other
                                                    Translation      Gains      Liability   Comprehensive    Retained     Total
                                                    Adjustments    (Losses)    Adjustment   Income (Loss)    Earnings     Equity
                                                    ------------  -----------  -----------  --------------  ----------  ----------
Balance, December 31, 1997                                $ (85)     $ 1,752         $ (6)      $   1,661   $  18,057   $  19,718
Comprehensive income:
 Net income                                                                                                     1,106       1,106
 Other comprehensive loss, net of tax:
  Change in foreign currency translation                     54                                        54                      54
adjustments
  Change in net unrealized investment gains                             (480)                        (480)                   (480)
  Additional pension liability adjustment                                              (3)             (3)                     (3)
                                                                                                                        ---------
 Other comprehensive loss                                                                                                    (429)
                                                                                                                        ---------
Total comprehensive income                                                                                                    677
                                                      ---------    ---------    ---------       ---------   ---------   ---------

Balance, December 31, 1998                                  (31)       1,272           (9)          1,232      19,163      20,395
Comprehensive income:
 Net income                                                                                                       813         813
 Other comprehensive loss, net of tax:
  Change in foreign currency translation                     13                                        13                      13
adjustments
  Change in net unrealized investment gains                           (1,932)                      (1,932)                 (1,932)
  Additional pension liability adjustment                                               2               2                       2
                                                                                                                        ---------
 Other comprehensive loss                                                                                                  (1,917)
                                                                                                                        ---------
Total comprehensive loss                                                                                                   (1,104)
                                                      ---------    ---------    ---------       ---------   ---------   ---------

Balance, December 31, 1999                                  (18)        (660)          (7)           (685)     19,976      19,291
Comprehensive income:
 Net income                                                                                                       398         398
 Other comprehensive income, net of tax:
  Change in foreign currency translation                    (89)                                      (89)                    (89)
adjustments
  Change in net unrealized investment gains                            1,019                        1,019                   1,019
  Additional pension liability adjustment                                             (11)            (11)                    (11)
                                                                                                                        ---------
 Other comprehensive income                                                                                                   919
                                                                                                                        ---------
Total comprehensive income                                                                                                  1,317
                                                      ---------    ---------    ---------       ---------   ---------   ---------

Balance, December 31, 2000                                $(107)     $   359         $(18)      $     234   $  20,374   $  20,608
                                                      =========    =========    =========       =========   =========   =========



                 See Notes to Consolidated Financial Statements

The Prudential Insurance Company of America

Consolidated Statements of Cash Flows
Years Ended December 31, 2000, 1999 and 1998 (In Millions)
--------------------------------------------------------------------------------

                                                                                                  2000        1999        1998
                                                                                                ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                                      $     398   $     813   $   1,106
Adjustments to reconcile net income to net cash provided by operating activities:
 Realized investment (gains) losses, net                                                              288        (915)     (2,671)
 Policy charges and fee income                                                                        (57)       (237)       (232)
 Interest credited to policyholders' account balances                                               1,751       1,811       1,953
 Depreciation and amortization                                                                        507         489         337
 Loss (gain) on disposal of healthcare operations, net of taxes                                       (77)        400         223
 Change in:
  Deferred policy acquisition costs                                                                  (228)       (178)       (174)
  Future policy benefits and other insurance liabilities                                            1,514         788         648
  Trading account assets                                                                            2,524        (853)     (2,540)
  Income taxes payable                                                                                199         933         895
  Broker-dealer related receivables/payables                                                         (388)     (1,898)      1,495
  Securities purchased under agreements to resell                                                   8,549      (3,692)     (1,591)
  Cash collateral for borrowed securities                                                           3,266      (1,502)       (575)
  Cash collateral for loaned securities                                                               278       3,643      (6,985)
  Securities sold but not yet purchased                                                            (2,009)      1,197       2,122
  Securities sold under agreements to repurchase                                                   (9,588)      3,112       9,139
  Other, net                                                                                        1,223      (3,286)     (5,736)
                                                                                                ---------   ---------   ---------

  Cash flows from (used in) operating activities                                                    8,150         625      (2,586)
                                                                                                ---------   ---------   ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity of:
 Fixed maturities, available for sale                                                              99,971     122,790     125,694
 Fixed maturities, held to maturity                                                                 3,266       4,957       4,466
 Equity securities, available for sale                                                              3,025       3,190       2,792
 Mortgage loans on real estate                                                                      1,632       2,640       4,090
 Other long-term investments                                                                        2,044       2,169       3,337
Payments for the purchase of:
 Fixed maturities, available for sale                                                            (103,086)   (124,759)   (128,938)
 Fixed maturities, held to maturity                                                                (1,544)     (2,414)     (2,244)
 Equity securities, available for sale                                                             (2,316)     (2,779)     (2,547)
 Mortgage loans on real estate                                                                     (1,334)     (2,595)     (3,719)
 Other long-term investments                                                                       (1,374)     (2,280)     (1,873)
Short-term investments                                                                             (2,257)     (1,138)      4,745
                                                                                                ---------   ---------   ---------

  Cash flows from (used in) investing activities                                                   (1,973)       (219)      5,803
                                                                                                ---------   ---------   ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account deposits                                                                     6,507       7,667       7,949
Policyholders' account withdrawals                                                                 (8,165)    (10,594)    (12,079)
Net increase (decrease) in short-term debt                                                         (2,678)        444       2,422
Proceeds from the issuance of long-term debt                                                          638       1,844       1,940
Repayments of long-term debt                                                                       (1,230)       (919)       (418)
                                                                                                ---------   ---------   ---------

  Cash flows (used in) financing activities                                                        (4,928)     (1,558)       (186)
                                                                                                ---------   ---------   ---------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                                1,249      (1,152)      3,031
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                                        6,427       7,579       4,548
                                                                                                ---------   ---------   ---------

CASH AND CASH EQUIVALENTS, END OF YEAR                                                          $   7,676   $   6,427   $   7,579
                                                                                                =========   =========   =========

SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid (received)                                                                    $     248   $    (344)  $     163
                                                                                                ---------   ---------   ---------
Interest paid                                                                                   $   1,040   $     824   $     864
                                                                                                ---------   ---------   ---------



                 See Notes to Consolidated Financial Statements

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS

   The Prudential Insurance Company of America and its subsidiaries (collectively, "Prudential" or the "Company") provide financial services throughout the United States and in many foreign countries. The Company's businesses provide a full range of insurance, investment, securities and other financial products and services to both retail and institutional customers. Principal products and services provided include life insurance, property and casualty insurance, annuities, mutual funds, pension and retirement related investments and administration, asset management, and securities brokerage.

   Demutualization

   On February 10, 1998, the Board of Directors of Prudential authorized its management to take the preliminary steps necessary to permit Prudential to demutualize and become a stock company. On July 1, 1998, legislation was enacted in New Jersey that would permit the demutualization to occur and that specified the process for demutualization. On December 15, 2000, the Board of Directors of Prudential unanimously adopted a Plan of Reorganization, which provides the framework under which Prudential will convert from a mutual structure to stock ownership. Demutualization is a complex process involving development of a plan of reorganization, a public hearing, approval by two-thirds of the qualified policyholders who vote on the plan (with at least one million qualified policyholders voting) and review and approval by the New Jersey Commissioner of Banking and Insurance. Prudential is working toward completing this process in 2001. However, there is no certainty that the demutualization will be completed in this time frame or that the necessary approvals will be obtained. It is also possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

   Prudential's management currently anticipates that Prudential's proposed plan of reorganization will include the establishment of a new holding company, Prudential Financial, Inc. ("PFI"), whose stock will be publicly traded. Prudential will become a direct or indirect wholly-owned subsidiary of PFI. Prudential's management also currently intends to propose that a corporate reorganization occur concurrently or within 30 days of the demutualization whereby the stock of various of Prudential's subsidiaries (including its property and casualty insurance companies, its principal securities brokerage companies, its international insurance companies, its principal asset management operations, and its international securities and investments, domestic banking, real estate franchise and relocation management operations), together with certain related assets and liabilities, would be dividended to PFI. If effected, the corporate reorganization can be expected to materially reduce invested assets, net income and total equity of Prudential, which would be an insurance subsidiary of PFI after the corporate reorganization, although it would have no effect on the consolidated assets, net income or total equity of PFI.

   The terms of the foregoing transactions have not been finalized by Prudential or approved by the applicable regulatory authorities and may be subject to change as the transactions develop. Prudential's demutualization could proceed without any one or all of these transactions, and there is no assurance that such transactions will be pursued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   The consolidated financial statements include the accounts of The Prudential Insurance Company of America, a mutual life insurance company, its majority-owned subsidiaries, and those partnerships and joint ventures in which the Company has a controlling financial interest, except in those instances where the Company cannot exercise control because the minority owners have substantive participating rights in the operating and capital decisions of the entity. The consolidated financial statements have been prepared in

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany balances and transactions have been eliminated.

   Use of Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

   Investments

   Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity." The amortized cost of fixed maturities is written down to estimated fair value when a decline in value is considered to be other than temporary. See "Realized investment gains (losses), net" below for a discussion of impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale," net of income tax and the effect on deferred policy acquisition costs and future policy benefits that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Accumulated other comprehensive income (loss)."

   Trading account assets and securities sold but not yet purchased are carried at estimated fair value. Realized and unrealized gains and losses on trading account assets and securities sold but not yet purchased are included in "Commissions and other income."

   Equity securities, available for sale, are comprised of common and non-redeemable preferred stock and are carried at estimated fair value. The associated unrealized gains and losses, net of income tax and the effect on deferred policy acquisition costs and future policy benefits that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Accumulated other comprehensive income
   (loss)." See "Realized investment gains (losses), net" below for a discussion of impairment adjustments.

   Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized discounts and an allowance for losses. The allowance for losses includes a loan specific reserve for impaired loans and a portfolio reserve for incurred but not specifically identified losses. Impaired loans include those loans for which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Impaired loans are measured at the present value of expected future cash flows discounted at the loan's effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues accruing interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but uncollectible interest is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, a regular payment performance has been established. The portfolio reserve for incurred but not specifically identified losses considers the Company's past loan

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors.

   Policy loans are carried at unpaid principal balances.

   Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

   Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities borrowed contracts are with other brokers and dealers, commercial banks and institutional clients. Substantially all of the Company's securities loaned are with large brokerage firms.

   Securities repurchase and resale agreements and securities borrowed and loaned transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

   Other long-term investments primarily represent the Company's investments in joint ventures and partnerships in which the Company does not exercise control. Other long-term investments also include investments in the Company's own separate accounts, which are carried at estimated fair value, investment real estate and derivatives held for purposes other than trading. Joint venture and partnership interests are generally accounted for using the equity method of accounting, reduced for other than temporary declines in value, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's net income from investments in joint ventures and partnerships is generally included in "Net investment income." However, for certain real estate joint ventures, Prudential's interest is liquidated by means of one or more transactions that result in the sale of the underlying invested assets to third parties and the ultimate distribution of the proceeds to Prudential and other joint venture partners in exchange for and settlement of the respective joint venture interests. These transactions are accounted for as disposals of Prudential's joint venture interests and the resulting gains and losses are included in "Realized investment gains (losses), net."

   Real estate held for disposal is carried at the lower of depreciated cost or fair value less estimated selling costs and is not further depreciated once classified as such. Real estate which the Company has the intent to hold for the production of income is carried at depreciated cost less any write-downs to fair value for impairment losses and is reviewed for impairment whenever events or circumstances indicate that the

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   carrying value may not be recoverable. An impairment loss is recognized when the review indicates that the carrying value of the investment real estate exceeds the estimated undiscounted future cash flows (excluding interest charges) from the investment. At that time, the carrying value of the investment real estate is written down to fair value. Depreciation on real estate held for the production of income is computed using the straight-line method over the estimated lives of the properties, and is included in "Net investment income."

   Short-term investments, including highly liquid debt instruments, other than those held in "Cash and cash equivalents," with a maturity of twelve months or less when purchased, are carried at amortized cost, which approximates fair value.

   Realized investment gains (losses), net are computed using the specific identification method. Costs of fixed maturities and equity securities are adjusted for impairments considered to be other than temporary. Impairment adjustments are included in "Realized investment gains (losses), net." Factors considered in evaluating whether a decline in value is other than temporary are: 1) whether the decline is substantial; 2) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 3) the duration and extent to which the market value has been less than cost; and 4) the financial condition and near-term prospects of the issuer. Allowances for losses on mortgage loans on real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains (losses), net." Decreases in the carrying value of investment real estate held for disposal or for the production of income are recorded in "Realized investment gains (losses), net."

   Cash and Cash Equivalents

   Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt issues with a maturity of three months or less when purchased.

   Deferred Policy Acquisition Costs

   The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, costs of policy issuance and underwriting, and variable field office expenses. Deferred policy acquisition costs are subject to recognition testing at the time of policy issue and recoverability and premium deficiency testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income
   (loss)."

   For participating life insurance, deferred policy acquisition costs are amortized over the expected life of the contracts (up to 45 years) in proportion to estimated gross margins based on historical and anticipated future experience, which is updated periodically. The average rate of assumed future investment yield used in estimating expected gross margins was 7.83% at December 31, 2000. The effect of changes in estimated gross margins on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross margins are revised. Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 7 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   expenses" in the period such estimated gross profits are revised. Deferred policy acquisition costs related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income.

   The Company has offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company for another form of policy or contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, the unamortized DAC on the surrendered policies is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies.

   For property and casualty insurance contracts, deferred policy acquisition costs are amortized over the period in which related premiums are earned. Future investment income is considered in determining the recoverability of deferred policy acquisition costs.

   For group life and disability insurance, group annuities and guaranteed investment contracts, acquisition costs are expensed as incurred.

   Separate Account Assets and Liabilities

   Separate account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders, pension funds and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Commissions and other income."

   Other Assets and Other Liabilities

   Other assets consist primarily of prepaid benefit costs, reinsurance recoverables, certain restricted assets, trade receivables, mortgage securitization inventory and mortgage servicing rights, and property and equipment. During the year, the Company sold $15 billion of commercial mortgage loans and other securities in securitization transactions. In some of the commercial loan securitizations, the Company retained servicing responsibilities. The Company did not retain any material ownership interest in the financial assets that were transferred. The Company recognized pretax losses of $6 million (including related hedge activity) in connection with securitization activity which are recorded in "Commissions and other income." At December 31, 2000, the mortgage servicing portfolio totaled $14 billion and related mortgage servicing assets were $111 million. Property and equipment are stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets which generally range from 3 to 40 years. Other liabilities consist primarily of trade payables, employee benefit liabilities, and reserves for sales practices remedies and costs.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   Contingencies

   Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

   Policyholders' Dividends

   The amount of the dividends to be paid to policyholders is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is based on the Company's statutory results and past experience, including investment income, net realized investment gains or losses over a number of years, mortality experience and other factors.

   Insurance Revenue and Expense Recognition

   Premiums from participating insurance policies are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

   Premiums from non-participating group annuities with life contingencies are recognized when due. For single premium immediate annuities and structured settlements with life contingencies, premiums are recognized when due with any excess profit deferred and recognized in a constant relationship to the amount of expected future benefit payments.

   Amounts received as payment for interest-sensitive life contracts, deferred annuities, structured settlements, contracts without life contingencies and participating group annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

   For group life and disability insurance, and property and casualty insurance, premiums are recognized over the period to which the premiums relate in proportion to the amount of insurance protection provided. Claim and claim adjustment expenses are recognized when incurred.

   Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance receivables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

   Foreign Currency Translation Adjustments

   Assets and liabilities of foreign operations and subsidiaries reported in other than U.S. dollars are translated at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. The effects of translating the statements of financial position of non-U.S. entities with functional currencies other than the U.S. dollar are included, net of related hedge gains and losses and income taxes, in "Accumulated other comprehensive income
   (loss)," a separate component of equity.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   Commissions and Other Income

   Commissions and other income principally includes securities and commodities commission revenues and asset management fees which are recognized in the period in which the services are performed. Realized and unrealized gains from trading activities of the Company's securities business are also included in "Commissions and other income."

   Derivative Financial Instruments

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to seek to reduce market risk from changes in interest rates or foreign currency exchange rates and to alter interest rate or currency exposures arising from mismatches between assets and liabilities. Additionally, derivatives are used in the Company's broker-dealer operations and in a limited-purpose subsidiary for trading purposes.

   To qualify for hedge accounting treatment, derivatives must be designated as hedges for existing assets, liabilities, firm commitments or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives is evaluated at the inception of the hedge and throughout the hedge period.

   Derivatives held for trading purposes are used in the Company's securities operations and in a limited-purpose subsidiary primarily to meet the needs of customers by structuring transactions that allow customers to manage their exposure to interest rates, foreign exchange rates, indices or prices of securities and commodities. Trading derivative positions are valued daily, generally by obtaining quoted market prices or through the use of pricing models. Values are affected by changes in interest rates, currency exchange rates, credit spreads, market volatility and liquidity. The Company monitors these exposures through the use of various analytical techniques.

   Derivatives held for trading purposes are included at fair value in "Trading account assets," "Other liabilities" or "Broker-dealer related receivables/payables" in the Consolidated Statements of Financial Position, and realized and unrealized changes in fair value are included in "Commissions and other income" of the Consolidated Statements of Operations in the periods in which the changes occur. Cash flows from trading derivatives are reported in the operating activities section of the Consolidated Statements of Cash Flows.

   Derivatives held for purposes other than trading are primarily used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix as part of the Company's risk management activities.

   See Note 15 for a discussion of the accounting treatment of derivatives that qualify for hedge accounting treatment. If the Company's use of other than trading derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other long-term investments" or "Other liabilities" in the Consolidated Statements of Financial Position, and changes in their fair value are included in "Realized investment gains (losses), net" without considering changes in fair value of the hedged assets or liabilities. Cash flows from other than trading derivatives are reported in the investing activities section in the Consolidated Statements of Cash Flows.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   Income Taxes

   The Company and its domestic subsidiaries file a consolidated federal income tax return. The Internal Revenue Code (the "Code") limits the amount of non-life insurance losses that may offset life insurance company taxable income. The Code also imposes an "equity tax" on mutual life insurance companies which, in effect, imputes an additional tax to the Company based on a formula that calculates the difference between stock and mutual life insurance companies' earnings. The provision for income taxes includes an estimate for changes in the total equity tax to be paid for current and prior years. Subsidiaries operating outside the United States are taxed under applicable foreign statutes.

   Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that amount that is expected to be realized.

   Demutualization Expenses

   Demutualization expenses include the cost of engaging external accounting, actuarial, investment banking, legal and other consultants to advise the Company, the New Jersey Department of Banking and Insurance and the New York Department of Insurance in the demutualization process and related matters as well as other administrative costs. Future demutualization expenses will also include the cost of printing and postage for communications with policyholders and the payment of demutualization consideration to former Canadian branch policyholders.

   New Accounting Pronouncements

   In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities" and, in June 2000, SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of FASB Statement No. 133". SFAS No. 133, as amended by SFAS No. 138 (collectively, "SFAS No. 133"), requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which may affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

   SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge). Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge of a net investment in a foreign subsidiary, the gain or loss is reported in other comprehensive income as part of the foreign currency translation

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   adjustment. The accounting for a fair value hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of a recognized asset or liability, an unrecognized firm commitment or an available-for-sale security. Similarly, the accounting for a cash flow hedge described above applies to a derivative designated as a hedge of the foreign currency exposure to variability in the foreign-currency-equivalent cash flows associated with a forecasted transaction, a recognized asset or liability, an unrecognized firm commitment, or a forecasted intercompany transaction. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change.

   The Company adopted SFAS No. 133, as amended, as of January 1, 2001. The adoption of this statement did not have a material impact on the results of operations of the Company. As part of the implementation, the Company reclassified certain held-to-maturity securities, amounting to approximately $12.1 billion at January 1, 2001, to the available-for-sale category. This reclassification resulted in the recognition of a net unrealized gain of $94 million, net of tax, which was recorded as a component of "Accumulated other comprehensive income (loss)" on the implementation date. As permitted under SFAS No. 133, the Company has elected to select January 1, 1999 as the transition date for embedded derivatives. Accordingly, only those derivatives embedded in hybrid contracts issued, acquired, or substantively modified by the Company on or after this date will be separated from their host contracts and separately recognized as assets and liabilities.

   In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125". The Company is currently evaluating the effect of adopting the provisions of SFAS No. 140 relating to transfers and extinguishments of liabilities which are effective for periods occurring after March 31, 2001. The Company has adopted in these financial statements disclosures about securitizations and collateral and for recognition and reclassification of collateral required under the statement for fiscal years ending after December 15, 2000.

   In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and For Certain Long-Duration Participating Contracts" ("SOP 00-3"). SOP 00-3 addresses financial statement presentation and accounting for certain participating policies after demutualization, accounting for demutualization expenses, and accounting for retained earnings and other comprehensive income at the date of the demutualization. The Company has adopted the provisions of the statement related to demutualization expenses in these financial statements (See "Demutualization Expenses" above). The Company will adopt the remaining provisions of SOP 00-3 upon demutualization and is currently assessing the effect that the statement will have on its results of operations.

   In December 1999, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" ("SAB No. 101"). SAB No. 101 provides guidance for revenue recognition and related disclosure in the financial statements. The Company adopted SAB No. 101, and its related interpretations, as of October 1, 2000. The adoption of SAB No. 101 did not have a material effect on the Company's financial position or results of operations.

   Reclassifications

   Certain amounts in prior years have been reclassified to conform to the current year presentation.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. DISCONTINUED OPERATIONS

   In December 1998, the Company entered into a definitive agreement to sell its healthcare business to Aetna, Inc. ("Aetna"). The sale was completed on August 6, 1999. The healthcare business is reported as discontinued operations in the accompanying consolidated financial statements, with a measurement date of December 31, 1998.

   Proceeds from the sale were $500 million of cash, $500 million of Aetna three-year senior notes and stock appreciation rights covering one million shares of Aetna common stock, valued at approximately $30 million at the date of closing. The aggregate loss on disposal of $546 million, net of taxes, includes operating losses of the healthcare business subsequent to December 31, 1998 (the measurement date) through the date of the sale, as well as other costs in connection with the disposition of the business. These include facilities closure and systems termination costs, severance and termination benefits, payments to Aetna related to the Administrative Services Only business and payments in connection with a medical loss ratio agreement ("the MLR Agreement"). The MLR Agreement provided for payments to Aetna in the event that the medical loss ratios (i.e., incurred medical expense divided by earned premiums) of the sold businesses were less favorable than levels specified in the MLR Agreement for the years 1999 and 2000. The Company retained all liabilities associated with litigation which existed at August 6, 1999 or commences within two years of that date with respect to claims that were incurred prior to August 6, 1999. The loss on disposal includes management's best estimate of the cost of the ultimate resolution of such litigation as well as the cost of resolving certain matters pertaining to contractual and regulatory requirements (see Note 17 for a discussion of such matters). It is possible that additional adjustments to this estimate may be necessary which might be material to future results of operations of a particular quarterly or annual period. The loss also includes the positive impact of the net curtailment gains from expected modifications of certain pension and other postretirement benefit plans in which employees of the healthcare business participated (see Note 10).

   The following table presents the results of the Company's healthcare business up to the December 31, 1998 measurement date and the loss on disposal determined as of the measurement date and subsequently adjusted, which are included in "Discontinued Operations" in the Consolidated Statements of Operations.


                                                                                                     2000     1999      1998
                                                                                                    -----    -----   -------
                                                                                                    (In
                                                                                                  Millions)
Revenues                                                                                            $   -    $   -   $ 7,461
Policyholder benefits                                                                                   -        -    (6,064)
General and administrative expenses                                                                     -        -    (1,822)
                                                                                                    -----    -----   -------
Loss before income taxes                                                                                -        -      (425)
Income tax benefit                                                                                      -        -       127
                                                                                                    -----    -----   -------
Loss from operations                                                                                    -        -      (298)
Gain (loss) on disposal, net of tax expense of $44 in 2000 and tax benefits of $240 in
 1999 and $131 in 1998                                                                                 77     (400)     (223)
                                                                                                    -----    -----   -------
Gain (loss) from discontinued operations, net of taxes                                              $  77    $(400)  $  (521)
                                                                                                    =====    =====   =======

   The loss on disposal recorded in 1998 ($223 million, net of taxes) was increased in 1999 (by $400 million, net of taxes) primarily as a result of higher than anticipated healthcare operating losses prior to the August 6, 1999 closing date and an increase in the Company's estimated obligation under the MLR Agreement. Actual pretax losses of $370 million during that period exceeded the original estimate of $160 million. In 2000, upon the completion of the period covered by the MLR Agreement and taking into consideration other

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. DISCONTINUED OPERATIONS (continued)

   costs incurred compared with those estimated in 1998 and 1999, the Company reduced the loss on disposal by $77 million, net of taxes.

   Upon the closing of the sale of the healthcare business, the Company entered into a coinsurance agreement with Aetna. The agreement is 100% indemnity reinsurance on a coinsurance basis for all of the Company's insured medical and dental business in-force upon completion of the sale of the business on August 6, 1999. The agreement required the Company to issue additional policies for new customers in response to proposals made to brokers or customers within six months after the closing date and to renew insurance policies until two years after the closing date. All such additional new and renewal policies are 100% coinsured by Aetna, when issued. The purpose of the agreement is to provide for the uninterrupted operation and growth, including renewals of existing policies and issuance of new policies, of the healthcare business that Aetna acquired from Prudential. The operation of the business and the attendant risks, except for the existence of the MLR Agreement, were assumed entirely by Aetna. Consequently, the following amounts pertaining to the agreement had no effect on the Company's results of operations. The Company ceded premiums and benefits of $1,872 million and $1,418 million, respectively, for the twelve months ended December 31, 2000. Premiums and benefits ceded for the period from August 6, 1999 through December 31, 1999 were $896 million and $757 million, respectively. Reinsurance recoverable under this agreement, included in other assets, was $355 million at December 31, 2000 and $500 million at December 31, 1999.

4. CAPITAL MARKETS RESTRUCTURING

   In the fourth quarter of 2000, Prudential Securities Group exited the lead-managed underwriting and institutional fixed income businesses. Exiting these businesses will result in staff reductions of approximately 700 positions, including investment bankers, traders, analysts and other professional and support staff.

   Results for 2000 include a pretax charge of $476 million in connection with the restructuring, which is presented as "Capital markets restructuring" in the Consolidated Statements of Operations. The charge includes $213 million for employee related costs, consisting largely of severance and termination benefits. The charge also includes the write-off of $140 million of goodwill previously recorded in connection with investment banking acquisitions. Remaining charges of $123 million consist of lease termination payments and other facility exit costs, including office equipment and leasehold improvements write-downs, and other related costs.

   As of December 31, 2000, approximately 350 employees had been terminated in connection with the restructuring and remaining reserves for capital markets restructuring costs were $286 million, including $176 million for employee related costs.

   See Note 16, Segment Information, for information pertaining to the operating results of these exited businesses.

5. INVESTMENTS

   Fixed Maturities and Equity Securities

   The following tables provide additional information relating to fixed maturities and equity securities (excluding trading account assets) as of December 31,

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. INVESTMENTS (continued)

                                                                                                    2000
                                                                          ----------------------------------------------
                                                                                         Gross       Gross     Estimated
                                                                            Amortized  Unrealized  Unrealized    Fair
                                                                              Cost       Gains       Losses      Value
                                                                            ---------  ----------  ----------  ---------
                                                                                           (In Millions)
Fixed maturities available for sale
U.S. Treasury securities and obligations of U.S. government
  corporations and agencies                                                   $ 7,068      $  358      $    2    $ 7,424
Obligations of U.S. states and their political subdivisions                     3,012         164           3      3,173
Foreign government bonds                                                        4,457         228          38      4,647
Corporate securities                                                           62,066       1,205       1,374     61,897
Mortgage-backed securities                                                      6,512         188          14      6,686
                                                                              -------      ------      ------    -------
Total fixed maturities available for sale                                     $83,115      $2,143      $1,431    $83,827
                                                                              =======      ======      ======    =======
Equity securities available for sale                                          $ 2,266      $  239      $  188    $ 2,317
                                                                              =======      ======      ======    =======

                                                                                                   2000
                                                                           ----------------------------------------------
                                                                                          Gross       Gross     Estimated
                                                                             Amortized  Unrealized  Unrealized    Fair
                                                                               Cost       Gains       Losses      Value
                                                                             ---------  ----------  ----------  ---------
                                                                                           (In Millions)
Fixed maturities held to maturity
U.S. Treasury securities and obligations of U.S. government
  corporations and agencies                                                   $     7      $    -      $    -    $     7
Obligations of U.S. states and their political subdivisions                        40           1           1         40
Foreign government bonds                                                          193          13           -        206
Corporate securities                                                           12,208         343         189     12,362
                                                                              -------      ------      ------    -------
Total fixed maturities held to maturity                                       $12,448      $  357      $  190    $12,615
                                                                              =======      ======      ======    =======


                                                                                                      1999
                                                                           --------------------------------------------------------
                                                                                             Gross         Gross       Estimated
                                                                             Amortized     Unrealized    Unrealized       Fair
                                                                                Cost         Gains         Losses        Value
                                                                            ------------  ------------  ------------  ------------
                                                                                                 (In Millions)
Fixed maturities available for sale
U.S. Treasury securities and obligations of U.S. government
  corporations and agencies                                                      $ 5,594       $    36       $   236       $ 5,394
Obligations of U.S. states and their political subdivisions                        2,437            41           118         2,360
Foreign government bonds                                                           4,590           140            90         4,640
Corporate securities                                                              62,061           580         2,432        60,209
Mortgage-backed securities                                                         6,566            96           135         6,527
                                                                                 -------       -------       -------       -------
Total fixed maturities available for sale                                        $81,248       $   893       $ 3,011       $79,130
                                                                                 =======       =======       =======       =======
Equity securities available for sale                                             $ 2,531       $   829       $    96       $ 3,264
                                                                                 =======       =======       =======       =======

                                                                                                      1999
                                                                           --------------------------------------------------------
                                                                                              Gross         Gross       Estimated
                                                                              Amortized     Unrealized    Unrealized       Fair
                                                                                 Cost         Gains         Losses        Value
                                                                            ------------  ------------  ------------  ------------
                                                                                                 (In Millions)
Fixed maturities held to maturity
U.S. Treasury securities and obligations of U.S. government
  corporations and agencies                                                      $     5       $     -       $     -       $     5
Obligations of U.S. states and their political subdivisions                           81             1             3            79
Foreign government bonds                                                             214            11             1           224
Corporate securities                                                              13,937           280           413        13,804
                                                                                 -------       -------       -------       -------
Total fixed maturities held to maturity                                          $14,237       $   292       $   417       $14,112
                                                                                 =======       =======       =======       =======


The amortized cost and estimated fair value of fixed maturities by contractual maturities at December 31, 2000, is shown below:

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. INVESTMENTS (continued)

                                                                            Available for Sale            Held to Maturity
                                                                          ------------------------     -------------------------
                                                                                         Estimated                   Estimated
                                                                           Amortized        Fair       Amortized        Fair
                                                                              Cost         Value          Cost         Value
                                                                          ------------  ------------  ------------  ------------
                                                                                (In Millions)               (In Millions)
Due in one year or less                                                     $ 9,169       $ 9,191       $   713       $   717
Due after one year through five years                                        18,412        18,492         3,477         3,490
Due after five years through ten years                                       19,396        19,441         4,804         4,846
Due after ten years                                                          29,626        30,017         3,454         3,562
Mortgage-backed securities                                                    6,512         6,686             -             -
                                                                            -------       -------       -------       -------
  Total                                                                     $83,115       $83,827       $12,448       $12,615
                                                                            =======       =======       =======       =======

   Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

   Proceeds from the repayment of held to maturity fixed maturities during 2000, 1999 and 1998 were $3,266 million, $4,957 million, and $4,466 million, respectively. Gross gains of $8 million, $73 million, and $135 million, and gross losses of $0 million, $0 million, and $2 million were realized on prepayment of held to maturity fixed maturities during 2000, 1999 and 1998, respectively.

   Proceeds from the sale of available for sale fixed maturities during 2000, 1999 and 1998 were $93,653 million, $117,685 million and $119,524 million, respectively. Proceeds from the maturity of available for sale fixed maturities during 2000, 1999 and 1998 were $6,318 million, $5,105 million and $6,170 million, respectively. Gross gains of $909 million, $884 million and $1,765 million, and gross losses of $1,408 million, $1,231 million and $443 million were realized on sales and prepayments of available for sale fixed maturities during 2000, 1999 and 1998, respectively.

   Write-downs for impairments which were deemed to be other than temporary for fixed maturities were $540 million, $266 million and $96 million, and for equity securities were $34 million, $205 million and $95 million for the years 2000, 1999 and 1998, respectively.

   During the years ended December 31, 2000, 1999 and 1998, certain securities classified as held to maturity were either sold or transferred to the available for sale portfolio. These actions were taken as a result of a significant deterioration in creditworthiness. The aggregate amortized cost of the securities sold or transferred was $133 million in 2000, $230 million in 1999 and $73 million in 1998. Gross unrealized investment losses of $4 million in 2000, $5 million in 1999 and $.4 million in 1998 were recorded in "Accumulated other comprehensive income (loss)" at the time of the transfer. Realized gains on securities sold were $0 million, $3 million and $0 million in 2000, 1999 and 1998, respectively.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. INVESTMENTS (continued)

   Mortgage Loans on Real Estate

   The Company's mortgage loans were collateralized by the following property types at December 31,

                                                 2000             1999
                                          ----------------   ---------------
                                           Amount              Amount
                                            (In      % of       (In    % of
                                          Millions)  Total   Millions) Total
                                          --------   -----   -------   -----
Office buildings                           $ 3,727    23.1%  $ 3,960   24.1%
Retail stores                                2,465    15.3%    2,627   15.9%
Residential properties                         713     4.4%      662    4.0%
Apartment complexes                          4,455    27.6%    4,508   27.3%
Industrial buildings                         2,331    14.4%    2,161   13.1%
Agricultural properties                      1,856    11.5%    1,959   11.9%
Other                                          597     3.7%      612    3.7%
                                           -------   -----   -------  -----
  Subtotal                                  16,144   100.0%   16,489  100.0%
                                                     =====            =====
Allowance for losses                          (225)             (221)
                                           -------           -------
Net carrying value                         $15,919           $16,268
                                           =======           =======

   The mortgage loans are geographically dispersed throughout the United States and Canada with the largest concentrations in California (24.0%) and New York (10.7%) at December 31, 2000.

   Activity in the allowance for losses for all mortgage loans, for the years ended December 31, is summarized as follows:

                                                                  2000    1999    1998
                                                                 -----   -----   -----
                                                                     (In Millions)
Allowance for losses, beginning of year                          $ 221   $ 427   $ 450
Increase (decrease) in allowance for losses                         17    (201)      -
Charge-offs, net of recoveries                                     (13)     (5)    (23)
                                                                 -----   -----   -----
Allowance for losses, end of year                                $ 225   $ 221   $ 427
                                                                 =====   =====   =====

   Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowance for losses at December 31, are as follows:

                                                                          2000         1999
                                                                         -----        -----
                                                                            (In Millions)
Impaired mortgage loans with allowance for losses                        $ 192        $ 411
Impaired mortgage loans with no allowance for losses                       247          283
Allowance for losses, end of year                                          (35)         (24)
                                                                         -----        -----
Net carrying value of impaired mortgage loans                            $ 404        $ 670
                                                                         =====        =====

   Impaired mortgage loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The average recorded investment in impaired loans before allowance for losses was $565 million, $884 million and $1,329 million during 2000, 1999 and 1998, respectively. Net investment income recognized on these loans totaled $37 million, $55 million and $94 million for the years ended December 31, 2000, 1999 and 1998, respectively.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. INVESTMENTS (continued)

   Restricted Assets and Special Deposits

   Assets of $2,538 million and $4,463 million at December 31, 2000 and 1999, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. Additionally, assets valued at $1,227 million and $2,342 million at December 31, 2000 and 1999, respectively, were held in voluntary trusts. Of these amounts, $470 million and $1,553 million at December 31, 2000 and 1999, respectively, related to the multi-state policyholder settlement described in Note 17. The remainder relates to trusts established to fund guaranteed dividends to certain policyholders and to fund certain employee benefits. Assets valued at $48 million and $128 million at December 31, 2000 and 1999, respectively, were pledged as collateral for bank loans and other financing agreements. Letter stock or other securities restricted as to sale amounted to $779 million in 2000 and $673 million in 1999. Restricted cash and securities of $2,196 million and $4,082 million at December 31, 2000 and 1999, respectively, were included in the Consolidated Statements of Financial Position in "Other assets." The restricted cash represents funds deposited by clients and funds accruing to clients as a result of trades or contracts.

   Other Long-Term Investments

   The Company's "Other long-term investments" include investments in joint ventures and limited partnerships of $2,391 million and $1,947 million as of December 31, 2000 and 1999, respectively. These investments include $1,363 million and $1,002 million in real estate related interests and $1,028 million and $945 million in non-real estate related interests. The Company's share of net income from such entities was $187 million, $217 million and $223 million for 2000, 1999 and 1998, respectively, and is reported in "Net investment income."

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. INVESTMENTS (continued)

   Summarized combined financial information for joint ventures and limited partnership interests accounted for under the equity method, in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater, is as follows:

                                                                                 As of
                                                                              December 31,
                                                                          --------------------
                                                                            2000          1999
                                                                          ------        ------
                                                                              (In Millions)
STATEMENTS OF FINANCIAL POSITION
Investments in real estate                                                $  638        $1,253
Investments in securities                                                  1,427         1,398
Cash and cash equivalents                                                     99            98
Other assets                                                                  43            75
                                                                          ------        ------
Total assets                                                              $2,207        $2,824
                                                                          ======        ======

Borrowed funds-third party                                                $   90        $   81
Other liabilities                                                            142            87
                                                                          ------        ------
Total liabilities                                                            232           168
                                                                          ------        ------

Partners' capital                                                          1,975         2,656
                                                                          ------        ------

Total liabilities and partners' capital                                   $2,207        $2,824
                                                                          ======        ======

Equity in partners' capital included above                                $  467        $  657
Equity in limited partnership interests not included above                 1,924         1,290
                                                                          ------        ------
Carrying value                                                            $2,391        $1,947
                                                                          ======        ======
                                                                         For the years ended
                                                                             December 31,
                                                                        ----------------------
                                                                         2000    1999    1998
                                                                        -----   -----   -----
                                                                            (In Millions)
STATEMENTS OF OPERATIONS
Income of real estate joint ventures                                    $ 112   $ 108   $ 110
Income of other limited partnership interests                             149     514     366
Interest expense-third party                                               (4)     (4)     (1)
Other expenses                                                            (29)   (105)   (209)
                                                                        -----   -----   -----
Net earnings                                                            $ 228   $ 513   $ 266
                                                                        =====   =====   =====

Equity in net earnings included above                                   $  70   $ 125   $  59
Equity in net earnings of limited partnership
 interests not included above                                             117      92     164
                                                                        -----   -----   -----
Total equity in net earnings                                            $ 187   $ 217   $ 223
                                                                        =====   =====   =====

   "Other long-term investments" also includes investments in the Company's separate accounts of $1,077 million and $1,040 million, investment real estate of $239 million and $322 million which is held through direct ownership and other miscellaneous investments of $752 million and $1,548 million at December 31, 2000 and 1999, respectively. Of the Company's real estate, $181 million and $293 million consists of commercial and agricultural assets held for disposal at December 31, 2000 and 1999, respectively. Impairment losses were $0 million, $3 million and $8 million for the years ended December 31, 2000, 1999 and 1998, respectively, and are included in "Realized investment gains (losses), net."

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. INVESTMENTS (continued)

   Investment Income and Investment Gains and Losses

   Net investment income arose from the following sources for the years ended December 31:

                                                         2000         1999         1998
                                                       -------      -------      -------
                                                              (In Millions)
Fixed maturities--available for sale                   $ 5,938      $ 5,602      $ 5,464
Fixed maturities--held to maturity                       1,028        1,217        1,406
Trading account assets                                     734          622          677
Equity securities--available for sale                       67           63           54
Mortgage loans on real estate                            1,370        1,401        1,525
Policy loans                                               478          448          410
Securities purchased under agreements to resell             28           25           18
Broker-dealer related receivables                        1,222          976          836
Short-term investments                                     683          490          627
Other investment income                                    479          455          660
                                                       -------      -------      -------
Gross investment income                                 12,027       11,299       11,677
Less investment expenses                                (2,530)      (1,881)      (2,116)
                                                       -------      -------      -------
Subtotal                                                 9,497        9,418        9,561
Less amount relating to discontinued operations              -          (51)        (107)
                                                       -------      -------      -------
Net investment income                                  $ 9,497      $ 9,367      $ 9,454
                                                       =======      =======      =======


Realized investment gains (losses), net, for the years
 ended December 31, were from the following sources:
                                                       2000         1999         1998
                                                     -------      -------      -------
                                                            (In Millions)
Fixed maturities                                     $(1,066)     $  (557)     $ 1,381
Equity securities--available for sale                    450          223          427
Mortgage loans on real estate                             (5)         209           22
Investment real estate                                    49          106          642
Joint ventures and limited partnerships                  124          656          454
Derivatives                                              165          305         (263)
Other                                                     (5)         (27)           8
                                                     -------      -------      -------
Subtotal                                                (288)         915        2,671
Less amount related to discontinued operations             -            9          (30)
                                                     -------      -------      -------
Realized investment gains (losses), net              $  (288)     $   924      $ 2,641
                                                     =======      =======      =======

   The "joint ventures and limited partnerships" category includes net realized investment gains relating to real estate joint ventures' and partnerships' sales of their underlying invested assets, as described more fully in Note 2, "Other long-term investments," amounting to $91 million, $114 million and $177 million in 2000, 1999 and 1998, respectively.

   Based on the carrying value, assets categorized as "non-income producing" for the year ended December 31, 2000 included in fixed maturities, equity securities, mortgage loans on real estate and other long-term investments totaled $25 million, $8 million, $21 million and $16 million, respectively.

   Net Unrealized Investment Gains (Losses)

   Net unrealized investment gains and losses on securities available for sale and certain other long-term investments are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss)." Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income
   (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, are as follows:

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. INVESTMENTS (continued)

                                                                Impact of unrealized investment gains (losses) on:
                                                              --------------------------------------------------------------------
                                                                                                                      Accumulated
                                                                                                                         other
                                                                                                                     comprehensive
                                                                                                        Deferred     income (loss)
                                                                 Unrealized     Deferred                 income     related to net
                                                                   gains         policy      Future        tax        unrealized
                                                                (losses) on   acquisition    policy    (liability)    investment
                                                                investments      costs      benefits     benefit     gains (losses)
                                                                ------------  ------------  ---------  -----------  ---------------
                                                                                          (In Millions)
Balance, December 31, 1997                                          $ 4,208         $(349)   $(1,144)      $ (963)         $ 1,752
Net investment gains (losses) on investments arising
 during the period                                                      804             -          -         (282)             522
Reclassification adjustment for (gains) losses included in
 net income                                                          (1,675)            -          -          588           (1,087)
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                        -            89          -          (34)              55
Impact of net unrealized investment (gains) losses on
 future policy benefits                                                   -             -         49          (19)              30
                                                                    -------         -----    -------       ------          -------
Balance, December 31, 1998                                            3,337          (260)    (1,095)        (710)           1,272
Net investment gains (losses) on investments arising
 during the period                                                   (5,089)            -          -        1,845           (3,244)
Reclassification adjustment for (gains) losses included in
 net income                                                             404             -          -         (146)             258
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                        -           566          -         (213)             353
Impact of net unrealized investment (gains) losses on
 future policy benefits                                                   -             -      1,092         (391)             701
                                                                    -------         -----    -------       ------          -------
Balance, December 31, 1999                                           (1,348)          306         (3)         385             (660)
Net investment gains (losses) on investments arising
 during the period                                                    1,458             -          -         (540)             918
Reclassification adjustment for (gains) losses included in
 net income                                                             621             -          -         (230)             391
Impact of net unrealized investment (gains) losses on
 deferred policy acquisition costs                                        -          (356)         -          132             (224)
Impact of net unrealized investment (gains) losses on
 future policy benefits                                                   -             -       (101)          35              (66)
                                                                    -------         -----    -------       ------          -------
Balance, December 31, 2000                                          $   731         $ (50)   $  (104)      $ (218)         $   359
                                                                    =======         =====    =======       ======          =======


   The table below presents unrealized gains (losses) on investments by asset class:

                                                 As of December 31,
                                             --------------------------
                                              2000       1999      1998
                                             -----    -------    ------
                                                   (In Millions)
Fixed maturities                             $ 712    $(2,118)   $3,161
Equity securities                               51        733       176
Other long-term investments                    (32)        37         -
                                             -----    -------    ------
Unrealized gains (losses) on investments     $ 731    $(1,348)   $3,337
                                             =====    =======    ======

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. INVESTMENTS (continued)

   Securities Pledged to Creditors

   The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreement to repurchase, and futures contracts. At December 31, 2000, the carrying value of investments pledged to third parties as reported in the Consolidated Statements of Financial Position included the following:

                                                   (In Millions)

Fixed maturities available for sale                     $20,080
Trading account assets                                    5,796
Separate account assets                                   2,558
                                                        -------
Total securities pledged                                $28,434
                                                        =======


   In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities in customer accounts, securities purchased under agreements to resell and securities borrowed transactions. At December 31, 2000, the fair value of this collateral was approximately $19 billion of which $13 billion had either been sold or repledged.

6. DEFERRED POLICY ACQUISITION COSTS

   The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                            2000      1999      1998
                                                           -------   -------   -------
                                                                  (In Millions)
Balance, beginning of year                                 $ 7,324   $ 6,462   $ 6,083
Capitalization of commissions, sales and issue expenses      1,324     1,333     1,313
Amortization                                                (1,096)   (1,155)   (1,139)
Change in unrealized investment gains and losses              (356)      566        89
Foreign currency translation                                  (154)      118       116
Acquisition of subsidiary                                       21         -         -
                                                           -------   -------   -------
Balance, end of year                                       $ 7,063   $ 7,324   $ 6,462
                                                           =======   =======   =======

7. POLICYHOLDERS' LIABILITIES

   Future policy benefits at December 31, are as follows:


                                                                     2000        1999
                                                                   -------     -------
                                                                     (In Millions)
Life insurance                                                     $53,453     $51,512
Annuities                                                           13,398      13,502
Other contract liabilities                                           2,437       2,264
                                                                   -------     -------
Total future policy benefits                                       $69,288     $67,278
                                                                   =======     =======

   The Company's participating insurance is included within the Traditional Participating Products segment. Participating insurance represented 40% and 43% of domestic individual life insurance in force at December 31, 2000 and 1999, respectively, and 95%, 94% and 93% of domestic individual life insurance premiums for 2000, 1999 and 1998, respectively.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. POLICYHOLDERS' LIABILITIES (continued)

   Life insurance liabilities include reserves for death and endowment policy benefits, terminal dividends and certain health benefits. Annuity liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities primarily consist of unearned premium and benefit reserves for group health products.

   The following table highlights the key assumptions generally utilized in calculating these reserves:

           Product                           Mortality                   Interest Rate              Estimation Method
-----------------------------   ------------------------------------     --------------  ------------------------------------------
Life insurance                  Generally, rates guaranteed in           2.5% to 12.0%   Net level premium based on non-forfeiture
                                calculating cash surrender values                        interest rate


Individual annuities            Generally, 1971 and 1983 Individual      3.5% to 13.4%   Present value of expected future
                                Annuity Mortality Tables with certain                    payments based on historical
                                modifications                                            experience

Group annuities                 1950 and 1971 Group Annuity              4.0% to 17.3%   Present value of expected future
                                Mortality Tables with certain                            payments based on historical
                                modifications                                            experience

Other contract liabilities                                               2.5% to 11.5%   Present value of expected future
                                                                                         payments based on historical
                                                                                         experience

   Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. Premium deficiency reserves have been recorded for the group single premium annuity business, which consists of limited-payment, long duration traditional and non-participating annuities; structured settlements and single premium immediate annuities with life contingencies; and for certain individual health policies. Liabilities of $2,002 million and $1,930 million are included in "Future policy benefits" with respect to these deficiencies at December 31, 2000 and 1999, respectively.

   Policyholders' account balances at December 31, are as follows:


                                                       2000      1999
                                                     -------   -------
                                                       (In Millions)
 Individual annuities                                $ 5,097   $ 5,248
 Group annuities                                       2,022     2,176
 Guaranteed investment contracts and
  guaranteed interest accounts                        12,852    13,429
 Interest-sensitive life contracts                     3,809     3,609
 Dividend accumulations and other                      8,942     8,318
                                                     -------   -------
 Policyholders' account balances                     $32,722   $32,780
                                                     =======   =======

   Policyholders' account balances for interest-sensitive life and investment-type contracts represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. POLICYHOLDERS' LIABILITIES (continued)

   Certain contract provisions that determine the policyholder account balances are as follows:

      Product                                      Interest  Rate                   Withdrawal/Surrender Charges
---------------------------                        ---------------   -------------------------------------------------------
Individual annuities                                3.0% to 16.0%    0% to 7% for up to 9 years

Group annuities                                     2.0% to 14.0%    Contractually limited or subject to market value adjustment


Guaranteed investment contracts and                 2.0% to 15.4%    Generally, subject to market value withdrawal provisions for
guaranteed interest accounts                                         any funds withdrawn other than for benefit responsive and
                                                                     contractual payments

Interest-sensitive life contracts                   2.0% to 10.8%    Various up to 10 years

Dividend accumulations and other                    2.5% to 11.5%    Withdrawal or surrender contractually limited or subject to market value adjustment

   Unpaid claims and claim adjustment expenses.   The following table provides a
   reconciliation of the activity in the liability for unpaid claims and claim adjustment expenses for property and casualty insurance, which includes the Company's Property and Casualty Insurance segment, as well as the Company's wind-down commercial lines business, primarily environmental and asbestos-related claims, and accident and health insurance at December 31:

                                                                    2000                              1999
                                                       --------------------------------   -----------------------------
                                                         Accident          Property         Accident        Property
                                                        and Health       and Casualty      and Health     and Casualty
                                                       -------------   ----------------   ------------   --------------
                                                                                (In Millions)
Balance at January 1                                       $420             $2,409         $1,090           $2,716
Less reinsurance recoverables, net                          378                451             52              533
                                                           ----             ------         ------           ------
Net balance at January 1                                     42              1,958          1,038            2,183
                                                           ----             ------         ------           ------
Incurred related to:
 Current year                                               410              1,271          4,110            1,249
 Prior years                                                (21)              (150)           (72)             (54)
                                                           ----             ------         ------           ------
Total incurred                                              389              1,121          4,038            1,195
                                                           ----             ------         ------           ------
Paid related to:
 Current year                                               380                842          3,397              700
 Prior years                                                 25                634            672              720
                                                           ----             ------         ------           ------
Total paid                                                  405              1,476          4,069            1,420
                                                           ----             ------         ------           ------
Acquisitions (dispositions) (a)                               -               (363)          (965)               -
                                                           ----             ------         ------           ------
Net balance at December 31                                   26              1,240             42            1,958
Plus reinsurance recoverables, net                          246                608            378              451
                                                           ----             ------         ------           ------
Balance at December 31                                     $272             $1,848         $  420           $2,409
                                                           ====             ======         ======           ======

                                                                    1998
                                                         -------------------------------
                                                           Accident         Property
                                                          and Health      and Casualty
                                                         -------------   ---------------
                                                                   (In Millions)
Balance at January 1                                        $1,857            $2,956
Less reinsurance recoverables, net                             810               535
                                                            ------            ------
Net balance at January 1                                     1,047             2,421
                                                            ------            ------
Incurred related to:
 Current year                                                6,132             1,314
 Prior years                                                   (15)             (154)
                                                            ------            ------
Total incurred                                               6,117             1,160
                                                            ------            ------
Paid related to:
 Current year                                                5,287               717
 Prior years                                                   839               681
                                                            ------            ------
Total paid                                                   6,126             1,398
                                                            ------            ------
Acquisitions (dispositions) (a)                                  -                 -
                                                            ------            ------
Net balance at December 31                                   1,038             2,183
Plus reinsurance recoverables, net                              52               533
                                                            ------            ------
Balance at December 31                                      $1,090            $2,716
                                                            ======            ======

   (a) The reduction in the 2000 Property and Casualty balance is primarily attributable to the sale of Gibraltar Casualty Company; the 1999 Accident and Health reduction relates to the sale of Prudential's healthcare business.

   The Accident and Health reinsurance recoverable balance at December 31, 2000 and 1999 includes $239 million and $371 million, respectively, attributable to the Company's discontinued healthcare business. The Accident and Health balance at December 31 and January 1, 1998 includes amounts attributable to the Company's discontinued healthcare business of $1,026 million and $1,693 million, respectively.

   The unpaid claims and claim adjustment expenses presented above include estimates for liabilities associated with reported claims and for incurred but not reported claims based, in part, on the Company's experience. Changes in the estimated cost to settle unpaid claims are charged or credited to the Consolidated Statement of Operations periodically as the estimates are revised. Accident and Health unpaid claims liabilities are discounted using interest rates ranging from 3.5% to 7.5%.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. POLICYHOLDERS' LIABILITIES (continued)

   In 2000, 1999 and 1998, the amounts incurred for claims and claim adjustment expenses for property and casualty related to prior years were primarily driven by lower than anticipated losses for the auto line of business.

   The amounts incurred for claims and claim adjustment expense for Accident and Health related to prior years are primarily due to favorable changes in claim cost trends.

8. REINSURANCE

   The Company participates in reinsurance in order to provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Property and casualty reinsurance is placed on a pro-rata basis and excess of loss, including stop loss, basis. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

   The tables presented below exclude amounts pertaining to the Company's discontinued healthcare operations. See Note 3 for a discussion of the Company's coinsurance agreement with Aetna.

   Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:


                                            2000       1999      1998
                                          -------    -------    ------
                                                 (In Millions)

Direct premiums                           $10,726    $10,121    $9,661
Reinsurance assumed                            86         66        65
Reinsurance ceded                            (591)      (659)     (678)
                                          -------    -------    ------
Premiums                                  $10,221    $ 9,528    $9,048
                                          =======    =======    ======
Policyholders' benefits ceded             $   642    $   483    $  510
                                          =======    =======    ======

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

8. REINSURANCE (continued)

   Reinsurance recoverables, included in "Other assets" in the Company's Consolidated Statements of Financial Position at December 31, were as follows:


                                                    2000     1999
                                                   ------   ------
                                                   (In Millions)

Life insurance                                     $  674   $  576
Property and casualty                                 628      473
Other reinsurance                                      76       90
                                                   ------   ------
                                                   $1,378   $1,139
                                                   ======   ======


   Three major reinsurance companies account for approximately 57% of the reinsurance recoverable at December 31, 2000. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable therefrom in order to minimize its exposure to loss from reinsurer insolvencies, recording an allowance when necessary for uncollectible reinsurance.

9. SHORT-TERM AND LONG-TERM DEBT

   Debt consists of the following at December 31:

   Short-term debt

                                                         2000      1999
                                                        -------   -------
                                                         (In Millions)

Commercial paper (a)                                    $ 7,686   $ 7,506
Notes payable                                             2,728     2,598
Current portion of long-term debt                           717       754
                                                        -------   -------
Total short-term debt                                   $11,131   $10,858
                                                        =======   =======


   The weighted average interest rate on outstanding short-term debt was approximately 6.4% and 5.2% at December 31, 2000 and 1999, respectively.

   Long-term debt

                                                                        Maturity
Description                                                              Dates       Rate          2000     1999
-----------                                                            ---------  -----------    ------   ------
                                                                                                 (In Millions)
Fixed rate notes                                                       2001-2023  5.89%-12.28%   $  758   $1,161
Floating rate notes ("FRN")                                            2001-2003  (b)               756      865
Surplus notes                                                          2003-2025  6.875%-8.30%      988      987
Commercial paper backed by long-term credit agreements (a)                                            -    2,500
                                                                                                 ------   ------
Total long-term debt                                                                             $2,502   $5,513
                                                                                                 ======   ======

----------
   (a) At December 31, 1999, the Company classified $2.5 billion of its commercial paper as long-term debt. This classification was supported by long-term syndicated credit line agreements. The Company had the ability and intent to use those agreements, as necessary, to refinance debt on a long-term basis. As of December 31, 2000, the Company continues to have that ability, but no longer has the intention to use those agreements in the ordinary course of business.

   (b) Floating interest rates are generally based on rates such as LIBOR, Constant Maturity Treasury and the Federal Funds Rate. Interest on the FRNs ranged from 0.10% to 7.08% for 2000 and from 6.17% to 14.00% for 1999. Included in the FRNs is an S&P 500 index linked note of $29 million with an interest rate based on the appreciation of the S&P 500 index, with a contractual cap of 14%. At December 31, 2000 and 1999, the rate was 0.10% and 14%, respectively. Excluding this note, floating interest rates ranged from 5.99% to 7.08% for 2000 and 6.17% to 7.56% for 1999.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. SHORT-TERM AND LONG-TERM DEBT (continued)

   Several long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2000 and 1999, the Company was in compliance with all debt covenants.

   Payment of interest and principal on the surplus notes issued after 1993, of which $689 million and $688 million were outstanding at December 31, 2000 and 1999 respectively, may be made only with the prior approval of the Commissioner of Insurance of the State of New Jersey ("the Commissioner"). The Commissioner could prohibit the payment of the interest and principal on the surplus notes if certain statutory capital requirements are not met. As of December 31, 2000 the Company has met these statutory capital requirements.

   In order to modify exposure to interest rate and currency exchange rate movements, the Company utilizes derivative instruments, primarily interest rate swaps, in conjunction with some of its debt issues. The effect of these derivative instruments is included in the calculation of the interest expense on the associated debt, and as a result, the effective interest rates on the debt may differ from the rates reflected in the tables above. Floating rates are determined by formulas and may be subject to certain minimum or maximum rates.


                                                     (In Millions)
Scheduled principal repayment of long-term debt

2002                                                    $  756
2003                                                       650
2004                                                        55
2005                                                        58
2006 and thereafter                                        983
                                                        ------
Total                                                   $2,502
                                                        ======


   At December 31, 2000, the Company had $4,332 million in lines of credit from numerous financial institutions, all of which were unused. These lines of credit generally have terms ranging from one to five years.

   The Company issues commercial paper primarily to manage operating cash flows and existing commitments, meet working capital needs and take advantage of current investment opportunities. A portion of commercial paper borrowings are supported by $3,500 million of the Company's existing lines of credit. At December 31, 2000 and 1999, the weighted average maturity of commercial paper outstanding was 25 and 23 days, respectively.

   Interest expense for short-term and long-term debt was $1,056 million, $863 million and $917 million, for the years ended December 31, 2000, 1999 and 1998, respectively. Securities business related interest expense of $456 million, $312 million and $369 million in 2000, 1999 and 1998, respectively, is included in "Net investment income."

10. EMPLOYEE BENEFIT PLANS

    Pension and Other Postretirement Plans

    The Company has funded non-contributory defined benefit pension plans which cover substantially all of its employees. The Company also has several non-funded non-contributory defined benefit plans covering certain executives. Benefits are generally based on career average earnings and credited length of service.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. EMPLOYEE BENEFIT PLANS (continued)

    The Company's funding policy is to contribute annually an amount necessary to satisfy the Internal Revenue Code contribution guidelines.

    The Company provides certain life insurance and healthcare benefits ("Other postretirement benefits") for its retired employees, their beneficiaries and covered dependents. The healthcare plan is contributory; the life insurance plan is non-contributory.

    Substantially all of the Company's employees may become eligible to receive benefits if they retire after age 55 with at least 10 years of service or under certain circumstances after age 50 with at least 20 years of continuous service. These benefits are funded as considered necessary by Company management.

    The Company has elected to amortize its transition obligation for other postretirement benefits over 20 years.

    Prepaid and accrued benefits costs are included in "Other assets" and "Other liabilities," respectively, in the Company's Consolidated Statements of Financial Position. The status of these plans as of September 30, adjusted for fourth-quarter activity, is summarized below:

                                                                                                       Other
                                                                         Pension Benefits     Postretirement Benefits
                                                                       --------------------  -------------------------
                                                                           2000       1999          2000         1999
                                                                        -------    -------       -------      -------
                                                                                       (In Millions)
Change in benefit obligation:
Benefit obligation at the beginning of period                           $(5,430)   $(6,309)      $(1,941)     $(2,213)
Service cost                                                               (140)      (193)          (29)         (39)
Interest cost                                                              (427)      (410)         (151)        (141)
Plan participants' contributions                                              -          -            (7)          (6)
Amendments                                                                  112         (2)          221           (2)
Actuarial gains (losses)                                                     34        974          (262)         312
Contractual termination benefits                                            (17)       (53)            -            -
Special termination benefits                                                  -        (51)            -           (2)
Curtailment                                                                   -        206             -           43
Benefits paid                                                               407        408           172          108
Foreign currency changes                                                      -          -             1           (1)
                                                                        -------    -------       -------      -------
Benefit obligation at end of period                                     $(5,461)   $(5,430)      $(1,996)     $(1,941)
                                                                        =======    =======       =======      =======

Change in plan assets:
Fair value of plan assets at beginning of period                        $ 9,468    $ 8,427       $ 1,548      $ 1,422
Actual return on plan assets                                              1,270      1,442           170          213
Transfer to third party                                                       -        (14)            -            -
Employer contributions                                                       25         21             7           15
Plan participants' contributions                                              -          -             7            6
Benefits paid                                                              (407)      (408)         (172)        (108)
                                                                        -------    -------       -------      -------
Fair value of plan assets at end of period                              $10,356    $ 9,468       $ 1,560      $ 1,548
                                                                        =======    =======       =======      =======

Funded status:
Funded status at end of period                                          $ 4,895    $ 4,038       $  (436)     $  (393)
Unrecognized transition (asset) liability                                  (342)      (448)          207          462
Unrecognized prior service costs                                             65        225             1            2
Unrecognized actuarial net (gain)                                        (2,956)    (2,514)         (498)        (746)
Effects of fourth quarter activity                                            9         (3)            2            -
                                                                        -------    -------       -------      -------
Net amount recognized                                                   $ 1,671    $ 1,298       $  (724)     $  (675)
                                                                        =======    =======       =======      =======

Amounts recognized in the Statements of Financial Position consist of:
Prepaid benefit cost                                                    $ 2,022    $ 1,601       $     -      $     -
Accrued benefit liability                                                  (382)      (316)         (724)        (675)
Intangible asset                                                              7          6             -            -
Accumulated other comprehensive income                                       24          7             -            -
                                                                        -------    -------       -------      -------
Net amount recognized                                                   $ 1,671    $ 1,298       $  (724)     $  (675)
                                                                        =======    =======       =======      =======

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. EMPLOYEE BENEFIT PLANS (continued)

    The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $464 million, $384 million and $1 million, respectively, as of September 30, 2000 and $401 million, $309 million and $0 million, respectively, as of September 30, 1999.

    Pension plan assets consist primarily of equity securities, bonds, real estate and short-term investments, of which $7,381 million and $6,534 million are included in Separate Account assets and liabilities at September 30, 2000 and 1999, respectively.

    The benefit obligation for pensions decreased by a net $112 million in the year 2000 for the effect of a Cost of Living Adjustment ("COLA") and the introduction of the cash balance formula of ($134) million and $246 million, respectively. The COLA was effective as of July 1, 2000 and increased benefits, subject to a maximum, to retirees based upon their year of retirement. The introduction of the cash balance formula was a feature of the substantive plan as of the measurement date and is effective January 1, 2001 for new employees and January 1, 2002 for existing employees.

    Other postretirement plan assets consist of group and individual life insurance policies, group life and health contracts, common stocks, corporate debt securities, U.S. government securities and short-term investments. During 1999, the assets of group life and health contracts were transferred into common stocks, debt securities and short-term investments. Plan assets include $463 million and $434 million of Company insurance policies and contracts at September 30, 2000 and 1999, respectively.

    The benefit obligation for other postretirement benefits decreased by $221 million in the year 2000 for changes in the substantive plan made to medical, dental and life benefits for individuals retiring on or after January 1, 2001. The significant cost reduction features relate to the medical and life benefits. The Company adopted a cap that limits its long-term cost commitment to retiree medical coverage. The cap is defined as two times the estimated Company contribution toward the cost of coverage per retiree in 2000. The new life insurance plan provides a reduced benefit of $10,000 of life insurance to retirees.

    The pension benefits were amended during the time period presented to provide contractual termination benefits to certain plan participants whose employment had been terminated. Costs related to these amendments are reflected in contractual termination benefits in the table below.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. EMPLOYEE BENEFIT PLANS (continued)

    Net periodic benefit cost included in "General and administrative expenses" in the Company's Consolidated Statements of Operations for the years ended December 31, includes the following components:

                                                                                                               Other
                                                                           Pension Benefits           Postretirement Benefits
                                                                     -----------------------------  ----------------------------
                                                                         2000      1999      1998      2000      1999      1998
                                                                        -----     -----     -----     -----     -----     -----
                                                                                           (In Millions)
Components of net periodic benefits costs:
Service cost                                                            $ 140     $ 193     $ 159     $  29     $  39     $  35
Interest cost                                                             427       410       397       150       141       142
Expected return on plan assets                                           (799)     (724)     (674)     (133)     (121)     (119)
Amortization of transition amount                                        (106)     (106)     (106)       36        47        47
Amortization of prior service cost                                         47        45        45         -         -         -
Amortization of actuarial net (gain) loss                                 (77)        4         1       (24)      (10)      (13)
Special termination benefits                                                -        51         -         -         2         -
Curtailment (gain) loss                                                     -      (122)        5         -       108         -
Contractual termination benefits                                            6        48        14         -         -         -
                                                                        -----     -----     -----     -----     -----     -----
  Subtotal                                                               (362)     (201)     (159)       58       206        92
Less amounts related to discontinued operations                             -        84        25         -      (130)      (34)
                                                                        -----     -----     -----     -----     -----     -----

Net periodic (benefit) cost                                             $(362)    $(117)    $(134)    $  58     $  76     $  58
                                                                        =====     =====     =====     =====     =====     =====

   Discontinued operations amounts for 1998 were included in loss from healthcare operations. The 1999 amounts were included in loss on disposal of healthcare operations. See Note 3 for a discussion of the disposal of the Company's healthcare business. Discontinued operations for pension benefits in 1999 includes $122 million of curtailment gains and $51 million of special termination benefit costs. Discontinued operations for postretirement benefits in 1999 includes $108 million of curtailment losses and $2 million of special termination benefit costs.

   The assumptions at September 30, used by the Company to calculate the benefit obligations as of that date and to determine the benefit cost in the subsequent year are as follows:


                                                                  Pension Benefits              Other Postretirement Benefits
                                                           ------------------------------  ---------------------------------------
                                                               2000       1999      1998       2000         1999         1998
                                                               ----       ----      ----    ---------    ----------    ----------
Weighted-average assumptions:
Discount rate (beginning of period)                            7.75%      6.50%     7.25%        7.75%         6.50%         7.25%
Discount rate (end of period)                                  7.75%      7.75%     6.50%        7.75%         7.75%         6.50%
Rate of increase in compensation levels (beginning
  of period)                                                   4.50%      4.50%     4.50%        4.50%         4.50%         4.50%
Rate of increase in compensation levels (end of
  period)                                                      4.50%      4.50%     4.50%        4.50%         4.50%         4.50%
Expected return on plan assets                                 9.50%      9.50%     9.50%        9.00%         9.00%         9.00%
Health care cost trend rates                                      -          -         -    7.10-9.50%   7.50-10.30%   7.80-11.00%
Ultimate health care cost trend rate after gradual
  decrease until 2006                                             -          -         -         5.00%         5.00%         5.00%

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. EMPLOYEE BENEFIT PLANS (continued)


     Assumed healthcare cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage point increase and decrease in assumed health care cost trend rates would have the following effects:

                                                            Other
                                                   Postretirement Benefits
                                                   -----------------------
                                                            2000
                                                  -------------------------
                                                        (In Millions)
One percentage point increase
Increase in total service and interest costs                        $  11
Increase in postretirement benefit obligation                         140
One percentage point decrease
Decrease in total service and interest costs                        $  10
Decrease in postretirement benefit obligation                         123

   Postemployment Benefits

   The Company accrues postemployment benefits primarily for life and health benefits provided to former or inactive employees who are not retirees. The net accumulated liability for these benefits at December 31, 2000 and 1999 was $152 million and $157 million, respectively, and is included in "Other liabilities."

   Other Employee Benefits

   The Company sponsors voluntary savings plans for employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 3% of annual salary. The matching contributions by the Company included in "General and administrative expenses" are as follows:

                                                                                401(k) Company Match
                                                                               ----------------------
                                                                                 2000   1999    1998
                                                                                -----  -----   -----
                                                                                   (In Millions)
Company match                                                                   $  62  $  60   $  54
Less amounts related to discontinued operations                                     -     (8)    (14)
                                                                                -----  -----   -----
401(k) Company match included in general and administrative expenses            $  62  $  52   $  40
                                                                                =====  =====   =====

   Discontinued operations amounts for 1998 were included in loss from healthcare operations. The 1999 amount was included in loss on disposal of healthcare operations.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11.  INCOME TAXES

     The components of income tax expense for the years ended December 31, were as follows:


                                                   2000      1999     1998
                                                  -----    ------   ------
                                                       (In Millions)
Current tax expense (benefit):
  U.S.                                            $ 362    $  614   $  883
  State and local                                    31        84       54
  Foreign                                            41        (8)     148
                                                  -----    ------   ------
  Total                                             434       690    1,085
Deferred tax expense (benefit):
  U.S.                                              (86)      206      (93)
  State and local                                   (37)       44       (6)
  Foreign                                            95       102      (16)
                                                  -----    ------   ------
  Total                                             (28)      352     (115)
                                                  -----    ------   ------
Total income tax expense                          $ 406    $1,042   $  970
                                                  =====    ======   ======

   The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:


                                                   2000      1999    1998
                                                  -----    ------   -----
                                                       (In Millions)
Expected federal income tax expense               $ 254    $  789   $ 909
Equity tax                                          100       190      75
Non-deductible expenses                              61        33      15
Non-taxable investment income                       (42)      (78)    (62)
State and local income taxes                         (4)       83      31
Other                                                37        25       2
                                                  -----    ------   -----
Total income tax expense                          $ 406    $1,042   $ 970
                                                  =====    ======   =====

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. Income Taxes (continued)


   Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:


                                                                2000      1999
                                                              ------    ------
                                                               (In Millions)
Deferred tax assets
   Insurance reserves                                         $1,371    $1,582
   Net operating loss carryforwards                              353       280
   Policyholder dividends                                        297       277
   Litigation related reserves                                    32        61
   Other                                                         121        32
                                                              ------    ------
   Deferred tax assets before valuation allowance              2,174     2,232
   Valuation allowance                                           (38)      (24)
                                                              ------    ------
   Deferred tax assets after valuation allowance               2,136     2,208
                                                              ------    ------

Deferred tax liabilities
   Deferred policy acquisition cost                            1,858     1,942
   Net unrealized investment gains (losses)                      273      (497)
   Investments                                                   129       307
   Depreciation                                                   71        59
                                                              ------    ------
   Deferred tax liabilities                                    2,331     1,811
                                                              ------    ------
Net deferred tax asset (liability)                            $ (195)   $  397
                                                              ======    ======

   Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax asset after valuation allowance. A valuation allowance has been recorded primarily related to tax benefits associated with foreign operations and state and local deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 2000 and 1999, respectively, the Company had federal life net operating loss carryforwards of $848 million and $660 million, which expire in 2012. At December 31, 2000 and 1999, respectively, the Company had state operating loss carryforwards for tax purposes approximating $509 million and $570 million, which expire between 2001 and 2020.

   Deferred taxes are not provided on the undistributed earnings of foreign subsidiaries (considered to be permanent investments), which at December 31, 2000 were $743 million. Determining the tax liability that would arise if these earnings were remitted is not practicable.

   The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1992. The Service has examined the years 1993 through 1995. Discussions are being held with the Service with respect to proposed adjustments. Management, however, believes there are adequate defenses against, or sufficient reserves to provide for such adjustments. The Service has begun its examination of 1996.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


12.  STATUTORY NET INCOME AND SURPLUS

   Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following tables reconcile the Company's statutory net income and surplus determined in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance, to net income and equity determined using GAAP:

                                                                   2000    1999      1998
                                                                  -----   -----   -------
                                                                       (In Millions)
Statutory net income                                              $ 149   $ 333   $ 1,247
Adjustments to reconcile to net income on a GAAP basis:
 Insurance revenues and expenses                                    525     136      (117)
 Income taxes                                                       (47)    436       128
 Valuation of investments                                          (135)    (27)     (143)
 Realized investment gains (losses)                                (494)     73     1,162
 Litigation and other reserves                                        -    (102)   (1,150)
 Discontinued operations and other, net                             400     (36)      (21)
                                                                  -----   -----   -------
GAAP net income                                                   $ 398   $ 813   $ 1,106
                                                                  =====   =====   =======

                                                                          2000         1999
                                                                       -------      -------
                                                                        (In Millions)
Statutory surplus                                                      $ 8,640      $ 9,249
Adjustments to reconcile to equity on a GAAP basis:
  Deferred policy acquisition costs                                      6,989        7,295
  Valuation of investments                                               4,968        2,909
  Future policy benefits and policyholder account balances                (952)      (1,544)
  Non-admitted assets                                                    2,693        2,069
  Income taxes                                                            (136)         522
  Surplus notes                                                           (988)        (987)
  Discontinued operations and other, net                                  (606)        (222)
                                                                       -------      -------
GAAP equity                                                            $20,608      $19,291
                                                                       =======      =======

   The New York State Insurance Department recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the New York State Insurance Department to financial statements prepared in accordance with GAAP in making such determinations.

   In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in certain areas. The Company has adopted the Codification guidance effective January 1, 2001, except the guidance related to pension and post-employment benefits which was adopted January 1, 2000. The Company has estimated the potential effect of the Codification guidance to have a favorable impact of at least $1 billion on the Company's surplus position, primarily as the result of the recognition of deferred tax assets.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


13.  OPERATING LEASES

   The Company occupies leased office space in many locations under various long-term leases and has entered into numerous leases covering the long-term use of computers and other equipment. At December 31, 2000, future minimum lease payments under non-cancelable operating leases are as follows:


                                               (In Millions)

2001                                                 $  319
2002                                                    269
2003                                                    227
2004                                                    190
2005                                                    178
Remaining years after 2005                              897
                                                     ------
Total                                                $2,080
                                                     ======


   Rental expense incurred for the years ended December 31, 2000, 1999 and 1998 was $498 million, $456 million and $424 million, respectively, excluding expenses relating to the Company's healthcare business.

14.  FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Estimated fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying values approximate estimated fair values).

   Fixed maturities and Equity securities

   Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Generally, fair values for private placement fixed maturities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement fixed maturities is based on amounts estimated by management.

   Mortgage loans on real estate

   The estimated fair value of mortgage loans on real estate is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for similar quality mortgages.

   Policy loans

   The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

14. FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

   Investment contracts

   For guaranteed investment contracts, income annuities, and other similar contracts without life contingencies, estimated fair values are derived using discounted projected cash flows, based on interest rates being offered for similar contracts with maturities consistent with those of the contracts being valued. For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

   Debt

   The estimated fair value of short-term and long-term debt is derived by using discount rates based on the borrowing rates currently available to the Company for debt with similar terms and remaining maturities.

   The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31,


                                                                2000                         1999
                                                    ---------------------------  ---------------------------
                                                      Carrying      Estimated      Carrying      Estimated
                                                       Amount       Fair Value      Amount       Fair Value
                                                    -------------  ------------  -------------  ------------
                                                                         (In Millions)
FINANCIAL ASSETS:
Other than trading:
Fixed maturities:
  Available for sale                                      $83,827       $83,827        $79,130       $79,130
  Held to maturity                                         12,448        12,615         14,237        14,112
Equity securities                                           2,317         2,317          3,264         3,264
Mortgage loans on real estate                              15,919        15,308         16,268        15,826
Policy loans                                                8,046         8,659          7,590         7,462
Short-term investments                                      5,029         5,029          2,773         2,773
Mortgage securitization inventory                           1,448         1,448            803           803
Cash and cash equivalents                                   7,676         7,676          6,427         6,427
Restricted cash and securities                              2,196         2,196          4,082         4,082
Separate account assets                                    82,217        82,217         82,131        82,131

Trading:
Trading account assets                                    $ 7,217       $ 7,217        $ 9,741       $ 9,741
Broker-dealer related receivables                          11,860        11,860         11,346        11,346
Securities purchased under agreements to resell             5,395         5,395         13,944        13,944
Cash collateral for borrowed securities                     3,858         3,858          7,124         7,124

FINANCIAL LIABILITIES:
Other than trading:
Investment contracts                                      $25,033       $25,359        $25,206       $25,394
Securities sold under agreements to repurchase              7,162         7,162          4,260         4,260
Cash collateral for loaned securities                       4,762         4,762          2,582         2,582
Short-term and long-term debt                              13,633        13,800         16,371        16,563
Securities sold but not yet purchased                         157           157              -             -
Separate account liabilities                               82,217        82,217         82,131        82,131

Trading:
Broker-dealer related payables                            $ 5,965       $ 5,965        $ 5,839       $ 5,839
Securities sold under agreements to repurchase              7,848         7,848         20,338        20,338
Cash collateral for loaned securities                       6,291         6,291          8,193         8,193
Securities sold but not yet purchased                       4,802         4,802          6,968         6,968

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


15.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

   A derivative is a financial instrument whose price, performance or cash flow is based upon the actual or expected price, level, performance, value or cash flow of some external benchmark, such as interest rates, foreign exchange rates, securities, commodities, or various financial indices. Derivative financial instruments can be exchange-traded or contracted in the over-the-counter market and include swaps, futures, forwards and options contracts.

   Interest Rate Swaps

   The Company uses interest rate swaps to reduce market risk from changes in interest rates, to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. The fair value of swap agreements is estimated based on proprietary pricing models or market quotes.

   If swap agreements meet the criteria for hedge accounting, net interest receipts or payments are accrued and recognized over the life of the swap agreements as an adjustment to interest income or expense of the hedged item. Any unrealized gains or losses are not recognized until the hedged item is sold or matures. Gains or losses on early termination of interest rate swaps are deferred and amortized over the remaining period originally covered by the swaps. If the criteria for hedge accounting are not met, the swap agreements are accounted for at fair value with changes in fair value reported in current period earnings.

   Futures and Options

   The Company uses exchange-traded Treasury futures and options to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of those futures and options is based on market quotes.

   Treasury futures typically are used to hedge duration mismatches between assets and liabilities by replicating Treasury performance. Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

   When the Company anticipates a significant decline in the stock market that will correspondingly affect its diversified portfolio, it may purchase put index options where the basket of securities in the index is appropriate to provide a hedge against a decrease in the value of the Company's equity portfolio or a portion

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

15.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

   thereof. This strategy effects an orderly sale of hedged securities. When the Company has large cash flows which it has allocated for investment in equity securities, it may purchase call index options as a temporary hedge against an increase in the price of the securities it intends to purchase. This hedge is intended to permit such investment transactions to be executed with less adverse market impact.

   If exchange-traded financial futures and options meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Financial futures that do not qualify as hedges are carried at fair value with changes in value reported in current earnings. The gains and losses associated with anticipatory transactions are not material.

   Currency Derivatives

   The Company uses currency derivatives, including exchange-traded currency futures and options, currency forwards and currency swaps, to reduce market risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

   Under exchange-traded currency futures and options, the Company agrees to purchase or sell a specified number of contracts and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded currency futures and options with regulated futures commissions merchants who are members of a trading exchange.

   Under currency forwards, the Company agrees with other parties upon delivery of a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date.

   Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

   If currency derivatives are effective as hedges of foreign currency translation and transaction exposures, gains or losses are recorded in a manner similar to the hedged item. If currency derivatives do not meet hedge accounting criteria, gains or losses from those derivatives are recognized in "Realized investment gains (losses), net."

   Forwards

   The Company uses forwards to manage market risks relating to interest rates and commodities and trades in mortgage-backed securities forward contracts. The latter activity has been exited in connection with the restructuring of Prudential Securities Group's capital markets activities as discussed in Note
   4. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


15.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

   If the forwards qualify for hedge accounting treatment, gains or losses are recorded in a manner similar to the hedged items. If forwards do not meet hedge accounting criteria, gains or losses from those forwards are recognized in current period earnings.

   The tables below summarize the Company's outstanding positions by derivative instrument types as of December 31, 2000 and 1999. The amounts presented are classified as either trading or other than trading, based on management's intent at the time of contract inception and throughout the life of the contract. The table includes the estimated fair values of outstanding derivative positions only and does not include the changes in fair values of associated financial and non-financial assets and liabilities, which generally offset derivative notional amounts. The fair value amounts presented also do not reflect the netting of amounts pursuant to right of setoff, qualifying master netting agreements with counterparties or collateral arrangements.

                                                             Derivative Financial Instruments
                                                                     December 31, 2000

                                   Trading                            Other than Trading                         Total
                            ----------------------  ---------------------------------------------------  ------------------------
                                                                                      Non-Hedge
                                                        Hedge Accounting            Accounting
                                                    -------------------------  ------------------------
                                       Estimated                  Estimated                 Estimated                 Estimated
                            Notional   Fair Value    Notional     Fair Value    Notional    Fair Value    Notional    Fair Value
                            --------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
                                                                       (In Millions)
Swap Instruments
Interest rate
 Asset                       $ 9,693          $352         $  -          $  -      $1,908          $ 57     $11,601        $  409
 Liability                    10,521           370            -             -       2,126            81      12,647           451
Currency
 Asset                             7             -            -             -         383            31         390            31
 Liability                        30            34            -             -         302            20         332            54
Equity and commodity
 Asset                            55            14            -             -          46            17         101            31
 Liability                        55            12            -             -           -             -          55            12
Forward contracts
Interest rate
 Asset                         3,469            33            -             -           -             -       3,469            33
 Liability                     3,319            33            -             -           -             -       3,319            33
Currency
 Asset                         6,044           185          472             9       2,319            29       8,835           223
 Liability                     5,897           195          429             9          27            79       6,353           283
Equity and commodity
 Asset                         2,091            75            -             -           -             -       2,091            75
 Liability                     1,923            75            -             -           -             -       1,923            75
Futures contracts
Interest rate
 Asset                        11,582            14            -             -       2,410            55      13,992            69
 Liability                     6,513            29            -             -       1,468            21       7,981            50
Equity and commodity
 Asset                           782            27            -             -           -             -         782            27
 Liability                     1,324            36            -             -           -             -       1,324            36
Option contracts
Interest rate
 Asset                         4,141            48            -             -           -             -       4,141            48
 Liability                     4,273            29            -             -           -             -       4,273            29
Currency
 Asset                         1,108            27            -             -           -             -       1,108            27
 Liability                     1,174            26            -             -           -             -       1,174            26
Equity and commodity
 Asset                           175             3            -             -           -             -         175             3
 Liability                       126             1            -             -           -             -         126             1
                             -------          ----  -----------  ------------      ------          ----     -------        ------
Total Derivatives:
 Assets                      $39,147          $778         $472            $9      $7,066          $189     $46,685        $  976
                             =======          ====  ===========  ============      ======          ====     =======        ======
 Liabilities                 $35,155          $840         $429            $9      $3,923          $201     $39,507        $1,050
                             =======          ====  ===========  ============      ======          ====     =======        ======

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


15.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

                                                                       Derivative Financial Instruments
                                                                               December 31, 1999

                                                  Trading                     Other than Trading                      Total
                                            --------------------  -------------------------------------------  --------------------
                                                                                              Non-Hedge
                                                                    Hedge Accounting        Accounting
                                                                  --------------------  ---------------------             Estimated
                                                      Estimated             Estimated              Estimated              ----------
                                            Notional  Fair Value  Notional  Fair Value  Notional   Fair Value  Notional   Fair Value
                                            --------  ----------  --------  ----------  ---------  ----------  --------   ----------
                                                                                  (In Millions)
Swap Instruments
Interest rate
 Asset                                        $ 7,116        $151    $    -         $ -     $2,185        $146   $ 9,301        $297
 Liability                                      6,490         137         -           -      1,261          32     7,751         169
Currency
 Asset                                             24          45       343          30          -           -       367          75
 Liability                                         77          51       369          33          -           -       446          84
Equity and commodity
 Asset                                              8           9         -           -         47          13        55          22
 Liability                                          8           5         -           -          -           -         8           5
Forward contracts
Interest rate
 Asset                                         14,837         105         -           -          -           -    14,837         105
 Liability                                     12,459          84         -           -          -           -    12,459          84
Currency
 Asset                                         11,181         275        54           2      1,182          16    12,417         293
 Liability                                     10,377         247       841          16      1,347          21    12,565         284
Equity and commodity
 Asset                                          1,664          68         -           -          -           -     1,664          68
 Liability                                      1,592          60         -           -          -           -     1,592          60
Futures contracts
Interest rate
 Asset                                          2,374           2         -           -        800          14     3,174          16
 Liability                                      3,017           3         -           -      3,696          44     6,713          47
Equity and commodity
 Asset                                          2,283          44         -           -         71           4     2,354          48
 Liability                                        837          57         -           -         12          11       849          68
Option contracts
Interest rate
 Asset                                          3,725          22         -           -          -           -     3,725          22
 Liability                                      2,185          11         -           -         13           -     2,198          11
Currency
 Asset                                            613           5         -           -         10           -       623           5
 Liability                                      4,439           5         -           -         10           -     4,449           5
Equity and commodity
 Asset                                            340           6         -           -          -           -       340           6
 Liability                                        366           3         -           -          -           -       366           3
                                              -------        ----  --------  ----------     ------        ----   -------        ----
Total Derivatives:
 Assets                                       $44,165        $732    $  397         $32     $4,295        $193   $48,857        $957
                                              =======        ====  ========  ==========     ======        ====   =======        ====
 Liabilities                                  $41,847        $663    $1,210         $49     $6,339        $108   $49,396        $820
                                              =======        ====  ========  ==========     ======        ====   =======        ====

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


15.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

   The following table discloses net trading revenues by derivative instrument types for the years ended December 31,


                                       2000    1999    1998
                                      -----   -----   -----
                                          (In Millions)
Swaps                                 $ (17)  $  16   $ (13)
Forwards                                 51      53      67
Futures                                 (85)     80      (5)
Options                                  (1)    (14)      -
                                      -----   -----   -----
Net trading revenues                  $ (52)  $ 135   $  49
                                      =====   =====   =====


   Average fair values for trading derivatives in an asset position during the years ended December 31, 2000 and 1999 were $579 million and $789 million, respectively, and for derivatives in a liability position were $630 million and $766 million, respectively. The average fair values do not reflect the netting of amounts pursuant to the right of offset or qualifying master netting agreements. Of those derivatives held for trading purposes at December 31, 2000, 72% of the notional amount consisted of interest rate derivatives, 20% consisted of foreign currency derivatives and 8% consisted of equity and commodity derivatives. Of those derivatives held for purposes other than trading at December 31, 2000, 66% of notional consisted of interest rate derivatives, 33% consisted of foreign currency derivatives, and 1% consisted of equity and commodity derivatives.

   Credit Risk

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's swaps transactions is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. Because exchange-traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. The credit exposure of exchange-traded instruments is represented by the negative change, if any, in the fair value (market value) of contracts from the fair value (market value) at the reporting date. The credit exposure of currency forwards is represented by the difference, if any, between the exchange rate specified in the contract and the exchange rate for the same currency at the reporting date.

   The Company manages credit risk by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. At December 31, 2000 and 1999, approximately 96% and 81%, respectively, of the net credit exposure for the Company from derivative contracts was with investment-grade counterparties. In addition, the Company enters into over-the-counter swaps pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange-traded futures and options through regulated exchanges and positions are marked to market on a daily basis. These additional controls further reduce the Company's credit risk to derivatives counterparties. Internal controls are in place to ensure that derivative transactions are conducted in accordance with Company policy and guidelines. Those controls include limits, segregation of function and periodic management review, including quarterly review of General Account exposures by the Investment Committee of the Board of Directors, as well as daily monitoring for compliance with authorization and operating guidelines.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


15.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)


   Off-Balance-Sheet Credit-Related Instruments

   During the normal course of its business, the Company utilizes financial instruments with off-balance-sheet credit risk such as commitments, financial guarantees, loans sold with recourse and letters of credit. Commitments include commitments to purchase and sell mortgage loans, the underfunded portion of commitments to fund investments in private placement securities and unused credit card and home equity lines.

   In connection with the Company's consumer banking business, loan commitment for credit cards and home equity lines of credit and other lines of credit include agreements to lend up to specified limits to customers. It is anticipated that commitment amounts will only be partially drawn down based on overall customer usage patterns, and, therefore, do not necessarily represent future cash requirements. The Company evaluates each credit decision on such commitments at least annually and has the ability to cancel or suspend such lines at its option. The total available lines of credit card, home equity and other commitments were $1.6 billion, of which $0.8 billion remains available at December 31, 2000.

   Also, the Company enters into agreements with mortgage originators and others to provide financing on both a secured and an unsecured basis. Aggregate financing commitments on a secured basis, for periods of less than one year, approximate $3.3 billion, of which $1.8 billion remains available at December 31, 2000. Unsecured commitments approximate $0.1 billion, substantially all of which remains available at December 3l, 2000. This activity is being exited in conjunction with the restructuring of Prudential Securities capital markets activities, as discussed in Note 4.

   Other commitments primarily include commitments to purchase and sell mortgage loans and the unfunded portion of commitments to fund investments in private placement securities. These mortgage loans and private commitments were $2.0 billion, of which $0.9 billion remain available at December 31, 2000. Additionally, mortgage loans sold with recourse were $0.1 billion at December 31, 2000.

   The Company also provides financial guarantees incidental to other transactions and letters of credit that guarantee the performance of customers to third parties. These credit-related financial instruments have off-balance sheet credit risk because only their origination fees, if any, and accruals for probable losses, if any, are recognized until the obligation under the instrument is fulfilled or expires. These instruments can extend for several years and expirations are not concentrated in any period. The Company seeks to control credit risk associated with these instruments by limiting credit, maintaining collateral where customary and appropriate and performing other monitoring procedures. At December 31, 2000 financial guarantees and letters of credit issued by the Company were $0.8 billion.

16.  SEGMENT INFORMATION

   The Company has organized its principal operations into Financial Services Businesses and a Traditional Participating Products segment. Within the Financial Services Businesses, the Company operates through four divisions which, together, encompass ten reportable segments. The four operating divisions within the Financial Services Businesses are: U.S. Consumer, Employee Benefits, International and Asset Management. The segments within the Financial Services Businesses as well as the Traditional Participating Products segment correspond to businesses for which discrete financial information is available and reviewed by management. Businesses that are not sufficiently material to warrant separate disclosure are included in Corporate and Other results. Collectively, the businesses that comprise the four operating divisions and Corporate and Other are referred to as the Financial Services Businesses.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


16. SEGMENT INFORMATION (continued)


   The U.S. Consumer division consists of the Individual Life Insurance, Private Client Group, Retail Investments and Property and Casualty Insurance segments. The Individual Life Insurance segment manufactures and distributes variable life, term life and other non-participating life insurance protection products to the United States retail market and distributes investment and protection products for other segments. The Private Client Group segment provides full service securities brokerage and financial advisory services, as well as consumer banking services, to retail customers in the United States. The Retail Investments segment provides mutual funds, variable and fixed annuities and wrap-fee products to retail customers in the United States. The Property and Casualty Insurance segment manufactures and distributes personal lines property and casualty insurance products, principally automobile and homeowners insurance, to the United States retail market.

   The Employee Benefits division consists of the Group Insurance and Other Employee Benefits segments. The Group Insurance segment manufactures and distributes group life, disability and related insurance products in connection with employee and member benefit plans. The Other Employee Benefits segment provides products and services for defined contribution and other retirement plans as well as guaranteed investment contracts, group annuities and relocation services to employers. The Other Employee Benefits segment also markets real estate brokerage franchises to regional and local real estate brokers.

   The International division consists of the International Insurance and International Securities and Investments segments. The International Insurance segment manufactures and distributes individual life insurance products to the affluent retail market in Japan, Korea and six other Asian, Latin American and European countries. The International Securities and Investments segment provides full service securities brokerage, asset management and financial advisory services to retail and institutional clients outside of the United States.

   The Asset Management division consists of the Investment Management and Advisory Services and Other Asset Management segments. The Investment Management and Advisory Services segment provides institutional asset management products and services to unaffiliated institutional clients as well as management services for assets supporting products offered by other segments. The Other Asset Management segment includes equity trading and commercial mortgage securitization activities, as well as hedge portfolio results.

   Corporate and Other includes financial services businesses that are not included in other reportable segments as well as corporate-level activities. These businesses include international ventures, divested businesses and businesses that have not been divested but have been placed in wind-down status. The latter includes individual health insurance, group credit insurance and Canadian life insurance. The divested businesses include the results of the lead-managed underwriting and institutional fixed income businesses of the Prudential Securities Group (see Note 4), Gibraltar Casualty (see Note 17), residential first mortgage banking and certain Canadian businesses. Corporate-level activities include corporate expenses not allocated to any business segments, including the cost of company-wide initiatives, investment returns on unallocated equity, returns from a debt-financed investment portfolio, transactions with other segments and consolidating adjustments.

   As a mutual insurance company, most of the Company's individual life insurance and certain annuity products have been written on a "participating" basis, whereby policyholders are eligible to receive policyholder dividends reflecting policy experience. The Company will cease offering domestic participating insurance and annuity products in connection with the demutualization, if consummated. The liabilities of the individual in force participating products, together with the assets supporting them, will then be segregated for accounting purposes from the Company's other assets and liabilities. The liabilities and assets to be segregated, as well as other assets and equity that support these policies, and their financial results are

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


16. SEGMENT INFORMATION (continued)


   reflected in the Traditional Participating Products segment, which is managed separately from the Financial Services Businesses.

   The following summary presents certain financial data of our operations based on their location:

                                                                              2000      1999      1998
                                                                           -------   -------   -------
                                                                                 (In Millions)
Revenues:
Domestic                                                                   $23,704   $24,382   $25,368
International                                                                2,840     2,186     1,656
                                                                           -------   -------   -------
  Total revenues                                                           $26,544   $26,568   $27,024
                                                                           =======   =======   =======
Income from continuing operations before income taxes:
Domestic                                                                   $   368   $ 1,939   $ 2,372
International                                                                  359       316       225
                                                                           -------   -------   -------
  Total income from continuing operations before income taxes              $   727   $ 2,255   $ 2,597
                                                                           =======   =======   =======

   The accounting policies of the segments are the same as those described in
   Note 2--"Summary of Significant Accounting Policies."

   In managing its business, the Company analyzes the operating performance of each segment using "adjusted operating income", which is a non-GAAP measure. "Adjusted operating income" is calculated by adjusting income from continuing operations before income taxes to exclude certain items. The items excluded are realized investment gains, net of losses and related charges; sales practices remedies and costs; demutualization expenses; and the gains, losses and contribution to income/loss of divested businesses which have been sold but do not qualify for "discontinued operations" treatment under GAAP. Businesses that the Company has placed in wind-down status but are not divested remain in "adjusted operating income." The Company's discontinued healthcare operations are excluded from "income from continuing operations before income taxes."

   The excluded items are important to an understanding of overall results of operations. "Adjusted operating income" is not a substitute for net income determined in accordance with GAAP and the Company's definition of "adjusted operating income" may differ from that used by other companies. However, the Company believes that the presentation of "adjusted operating income" as measured for management purposes enhances the understanding of results of operations by highlighting the results from ongoing operations and the underlying profitability factors of the Company's businesses.

   The Company excludes realized investment gains, net of losses and related charges, from "adjusted operating income" because the timing of transactions resulting in recognition of gains or losses is largely at the Company's discretion and the amount of these gains or losses is heavily influenced by and fluctuates in part according to the availability of market opportunities. Including the fluctuating effects of these transactions could distort trends in the underlying profitability of the businesses. The Company excludes sales practices remedies and costs because they relate to a substantial and identifiable non-recurring event. The Company excludes demutualization expenses as they are directly related to demutualization and could distort the trends associated with our business operations. The Company excludes the gains and losses and contribution to income/loss of divested businesses and related runoff operations because, as a result of the decision to dispose of these businesses, these results are not relevant to the profitability of the Company's ongoing operations and could distort the trends associated with ongoing businesses.

   The related charges offset against net realized investment gains and losses relates to policyholder dividends, amortization of deferred policy acquisition costs, and reserves for future policy benefits. Net realized investment gains is one of the elements that the Company considers in establishing the dividend scale, and

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


16. SEGMENT INFORMATION (continued)

   the related policyholder dividend charge represents the estimated portion of the Company's expense charge for policyholder dividends that is attributed to net realized investment gains that the Company considers in determining the dividend scale. Deferred policy acquisition costs for certain investment-type products are amortized based on estimated gross profits, which include net realized investment gains and losses on the underlying invested assets, and the related charge for amortization of deferred policy acquisition costs represents the portion of this amortization associated with net realized investment gains and losses. The reserves for certain policies are adjusted when cash flows related to these policies are affected by net realized investment gains and losses, and the related charge for reserves for future policy benefits represents that adjustment.

   "Adjusted operating income" for each segment includes earnings on attributed equity established at a level which management considers necessary to support the segment's risks.

   Operating expenses specifically identifiable to a particular segment are allocated to that segment as incurred. Operating expenses not identifiable to a specific segment but which are incurred in connection with the generation of segment revenues are generally allocated based upon the segment's historical percentage of general and administrative expenses.

   The financial results of the International Insurance segment reflect the impact of currency hedging strategies, including internal hedges, whereby currency fluctuation exposure within annual reporting periods is assumed by Corporate and Other Operations.

   The Investment Management and Advisory Services segment revenues include intersegment revenues of $404 million, $381 million and $414 million in 2000, 1999 and 1998, respectively, which primarily consist of asset-based management fees from the businesses of the U.S. Consumer and Employee Benefits divisions and the Traditional Participating Products segment. Management has determined the intersegment fees for the various asset classes with reference to market rates. These fees are eliminated in consolidation.

   As discussed in Note 4, Capital Markets Restructuring, the Company has exited the lead-managed underwriting and institutional fixed income businesses. Results for these businesses are included in Divested Businesses in the tables that follow. Income from Continuing Operations before Income Taxes for these businesses was a loss of $73 million in 1998, income of $23 million in 1999 and a loss of $620 million in 2000. The loss in 2000 includes a restructuring charge of $476 million.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


16. SEGMENT INFORMATION (continued)


   The summary below reconciles adjusted operating income to income from continuing operations before income taxes:

                                                                   Year ended December 31, 2000
                                ---------------------------------------------------------------------------------------------------
                                                                         Reconciling Items
                                ---------------------------------------------------------------------------------------------------
                                                              Charges                   Divested                       Income from
                                              Realized       Related to      Sales      Business                        Continuing
                                Adjusted     Investment       Realized     Practices  and Related                       Operations
                               Operating       Gains           Gains       Remedies      Runoff     Demutualization   Before Income
                                 Income    (Losses), Net   (Losses), Net   and Costs   Operations       Expenses          Taxes
                                ---------  --------------  --------------  ---------  ------------  ----------------  --------------
                                                                          (In Millions)
Individual Life Insurance         $  114           $  (6)          $   -        $  -         $  -              $  -         $   108
Private Client Group                 237               -               -           -            -                 -             237
Retail Investments                   239              (8)              2           -            -                 -             233
Property and Casualty Insurance      150              16               -           -            -                 -             166
                                  ------           -----           -----   ---------  -----------   ---------------         -------
 Total U.S. Consumer Division        740               2               2           -            -                 -             744
                                  ------           -----           -----   ---------  -----------   ---------------         -------

Group Insurance                      158              (2)              -           -            -                 -             156
Other Employee Benefits              229             (85)            (31)          -            -                 -             113
                                  ------           -----           -----   ---------  -----------   ---------------         -------
 Total Employee Benefits
  Division                           387             (87)            (31)          -            -                 -             269
                                  ------           -----           -----   ---------  -----------   ---------------         -------

International Insurance              296             (15)              -           -            -                 -             281
International Securities and
 Investments                          26               -               -           -            -                 -              26
                                  ------           -----           -----   ---------  -----------   ---------------         -------
 Total International Division        322             (15)              -           -            -                 -             307
                                  ------           -----           -----   ---------  -----------   ---------------         -------

Investment Management and
 Advisory Services                   154               1               -           -            -                 -             155
Other Asset Management               122               -               -           -            -                 -             122
                                  ------           -----           -----   ---------  -----------   ---------------         -------
 Total Asset Management
  Division                           276               1               -           -            -                 -             277
                                  ------           -----           -----   ---------  -----------   ---------------         -------

Corporate and Other                   (4)           (280)              -           -         (636)             (143)         (1,063)
                                  ------           -----           -----   ---------  -----------   ---------------         -------
 Total -- Financial Services
  Businesses                       1,721            (379)            (29)          -         (636)             (143)            534
                                  ------           -----           -----   ---------  -----------   ---------------         -------
Traditional Participating Products                    91
 segment                             547           -----            (445)          -            -                 -             193
                                  ------                           -----   ---------  -----------   ---------------         -------
 Total                            $2,268           $(288)          $(474)       $  -        $(636)            $(143)        $   727
                                  ======           =====           =====   =========  ===========   ===============         =======

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


16. SEGMENT INFORMATION (continued)


                                                                  Year ended December 31, 1999
                                --------------------------------------------------------------------------------------------------
                                                                       Reconciling Items
                                --------------------------------------------------------------------------------------------------
                                                            Charges                    Divested                       Income from
                                            Realized       Related to      Sales       Business                       Continuing
                               Ajusted     Investment       Realized     Practices   and Related                      Operations
                              Operating      Gains           Gains        Remedies      Runoff     Demutualization   Before Income
                               Income    (Losses), Net   (Losses), Net   and Costs    Operations       Expenses          Taxes
                                -------  --------------  --------------  ----------  ------------  ----------------  -------------
                                                                         (In Millions)
Individual Life Insurance        $  117           $(23)          $   -        $  -          $  -              $  -          $   94
Private Client Group                224              -               -           -             -                 -             224
Retail Investments                  174              5               1           -             -                 -             180
Property and Casualty Insurance     152              9               -           -             -                 -             161
                                 ------           ----           -----   ---------   -----------   ---------------          ------
 Total U.S. Consumer Division       667             (9)              1           -             -                 -             659
                                 ------           ----           -----   ---------   -----------   ---------------          ------

Group Insurance                     128             25             (10)          -             -                 -             143
Other Employee Benefits             272            203            (133)          -             -                 -             342
                                 ------           ----           -----   ---------   -----------   ---------------          ------
 Total Employee Benefits
  Division                          400            228            (143)          -             -                 -             485
                                 ------           ----           -----   ---------   -----------   ---------------          ------

International Insurance             218              9               -           -             -                 -             227
International Securities and
 Investments                         15              -               -           -             -                 -              15
                                 ------           ----           -----   ---------   -----------   ---------------          ------
 Total International Division       233              9               -           -             -                 -             242
                                 ------           ----           -----   ---------   -----------   ---------------          ------

Investment Management and
 Advisory Services                  155              1               -           -             -                 -             156
Other Asset Management               97              -               -           -             -                 -              97
                                 ------           ----           -----   ---------   -----------   ---------------          ------
 Total Asset Management                                                          -
  Division                          252              1               -   ---------             -                 -             253
                                 ------           ----           -----               -----------   ---------------          ------

Corporate and Other                 137            357               -        (100)          (47)              (75)            272
                                 ------           ----           -----   ---------   -----------   ---------------          ------
 Total -- Financial Services
  Businesses                      1,689            586            (142)       (100)          (47)              (75)          1,911
                                 ------           ----           -----   ---------   -----------   ---------------          ------
Traditional Participating Products                                               -             -
 segment                            316            338            (310)  ---------   -----------                 -             344
                                 ------           ----           -----                             ---------------          ------
 Total                           $2,005           $924           $(452)      $(100)         $(47)             $(75)         $2,255
                                 ======           ====           =====   =========   ===========   ===============          ======


The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


16. SEGMENT INFORMATION (continued)


                                                                Year ended December 31, 1998
                                 -----------------------------------------------------------------------------------------------
                                                                      Reconciling Items
                                 -----------------------------------------------------------------------------------------------
                                                          Charges                    Divested                       Income from
                                          Realized        Related to      Sales       Business                        Continuing
                                Adjusted Investment        Realized     Practices   and Related                       Operations
                               Operating   Gains           Gains        Remedies      Runoff     Demutualization   Before Income
                                 Income (Losses), Net  (Losses), Net   and Costs    Operations       Expenses          Taxes
                                 -----  -------------  --------------  ----------  ------------  ----------------  --------------
                                                                       (In Millions)
Individual Life Insurance      $  178          $   18           $  -        $  -          $  -              $  -             196
Private Client Group              114               -              -           -             -                 -             114
Retail Investments                249              97             (3)          -             -                 -             343
Property and Casualty Insurance   311              16              -           -             -                 -             327
                               ------          ------          -----   ---------   -----------   ---------------         -------
 Total U.S. Consumer Division     852             131             (3)          -             -                 -             980
                               ------          ------          -----   ---------   -----------   ---------------         -------

Group Insurance                    98             123              -           -             -                 -             221
Other Employee Benefits           342             595           (222)          -             -                 -             715
                               ------          ------          -----   ---------   -----------   ---------------         -------
 Total Employee Benefits
  Division                        440             718           (222)          -             -                 -             936
                               ------          ------          -----   ---------   -----------   ---------------         -------

International Insurance           144               9              -           -             -                 -             153
International Securities and
 Investments                       13               -              -           -             -                 -              13
                               ------          ------          -----   ---------   -----------   ---------------         -------
 Total International Division     157               9              -           -             -                 -             166
                               ------          ------          -----   ---------   -----------   ---------------         -------

Investment Management and
 Advisory Services                144               1              -           -             -                 -             145
Other Asset Management             22               -              -           -             -                 -              22
                               ------          ------          -----   ---------   -----------   ---------------         -------
 Total Asset Management
  Division                        166               1              -           -             -                 -             167
                               ------          ------          -----   ---------   -----------   ---------------         -------

Corporate and Other               (34)             85              -      (1,150)         (196)              (24)         (1,319)
                               ------          ------          -----   ---------   -----------   ---------------         -------
 Total -- Financial Services
  Businesses                    1,581             944           (225)     (1,150)         (196)              (24)            930
                               ------          ------          -----   ---------   -----------   ---------------         -------
Traditional Participating
 Products segment                 206           1,697           (236)          -             -                 -           1,667
                               ------          ------          -----   ---------   -----------   ---------------         -------
 Total                         $1,787          $2,641          $(461)    $(1,150)        $(196)             $(24)        $ 2,597
                               ======          ======          =====   =========   ===========   ===============         =======

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


16. SEGMENT INFORMATION (continued)

   The summary below presents certain financial information for the Company's reportable segments:

                                                                Year ended December 31, 2000
                                                ---------------------------------------------------------------
                                                                                                   Interest
                                                                                                  Credited to
                                                                       Net                      Policyholders'
                                                                    Investment  Policyholders'      Account
                                                      Revenues        Income       Benefits        Balances
                                                      ---------     ----------  --------------  ---------------
                                                                                         (In Millions)
Financial Services Businesses:
 Individual Life Insurance                           $  1,855        $    374       $    650       $    131
 Private Client Group                                   2,689             299             --             --
 Retail Investments                                     1,631             478            152            264
 Property and Casualty Insurance                        1,840             193          1,045             --
                                                     --------        --------       --------       --------
  Total U.S. Consumer Division                          8,015           1,344          1,847            395
                                                     --------        --------       --------       --------

 Group Insurance                                        2,801             485          2,042            200
 Other Employee Benefits                                2,885           2,332            930          1,024
                                                     --------        --------       --------       --------
  Total Employee Benefits Division                      5,686           2,817          2,972          1,224
                                                     --------        --------       --------       --------

 International Insurance                                1,920             129          1,265              2
 International Securities and Investments                 704              66             --             --
                                                     --------        --------       --------       --------
  Total International Division                          2,624             195          1,265              2
                                                     --------        --------       --------       --------

 Investment Management and Advisory Services              874              21             --             --
 Other Asset Management                                   470              31             --             --
                                                     --------        --------       --------       --------
  Total Asset Management Division                       1,344              52             --             --
                                                     --------        --------       --------       --------

 Corporate and Other                                      283             816             23             (3)
                                                     --------        --------       --------       --------
  Total                                                17,952           5,224          6,107          1,618
                                                     --------        --------       --------       --------
Items Excluded From Adjusted Operating Income:
Realized investment gains, net of losses and
 related charges:
 Realized investment gains (losses), net                 (379)             --             --             --
 Related Charges:
  Reserves                                                 --              --             36             --
  Amortization of deferred policy
   acquisition costs                                       --              --             --             --
                                                     --------        --------       --------       --------
   Total realized investment gains,                        --
     net of losses and related charges                   (379)             --             36             --
                                                                     --------       --------       --------
 Divested businesses and related runoff
    operations                                            269             101             14             --
                                                     --------        --------       --------       --------
  Total -- Financial Services Businesses               17,842           5,325          6,157          1,618
                                                     --------        --------       --------       --------
Traditional Participating Products segment              8,611           4,172          4,483            133
Items Excluded From Adjusted Operating Income:
Realized investment gains, net of losses and
 related charges:
 Realized investment gains (losses), net                   91              --             --             --
 Related Charges:
  Dividends to policyholders                               --              --             --             --
                                                     --------        --------       --------       --------
  Total realized investment gains, net
   of losses and related charges                           91              --             --             --
                                                     --------        --------       --------       --------
  Total -- Traditional Participating
   Products segment
                                                        8,702           4,172          4,483            133
                                                     --------        --------       --------       --------
  Total per Consolidated Financial Statements        $ 26,544        $  9,497       $ 10,640       $  1,751
                                                     ========        ========       ========       ========


                                                          Year ended December 31, 2000
                                                     ---------------------------------------

                                                                               Amortization
                                                                                of Deferred
                                                                                  Policy
                                                     Dividends to   Interest    Acquisition
                                                     Policyholders   Expense       Costs
                                                     -------------  ---------  -------------

                                                                  (In Millions)
Financial Services Businesses:
 Individual Life Insurance                           $     12       $     10        $    172
 Private Client Group                                      --             --              --
 Retail Investments                                         1              1             212
 Property and Casualty Insurance                           --             --             365
                                                     --------       --------        --------
  Total U.S. Consumer Division                             13             11             749
                                                     --------       --------        --------


 Group Insurance                                           --             (1)              1
 Other Employee Benefits                                   --             44              22
                                                     --------       --------        --------
  Total Employee Benefits Division                         --             43              23
                                                     --------       --------        --------


 International Insurance                                    1              4             145
 International Securities and Investments                  --             --               1
                                                     --------       --------        --------
  Total International Division                              1              4             146
                                                     --------       --------        --------


 Investment Management and Advisory Services               --              5              --
 Other Asset Management                                    --             --              --
                                                     --------       --------        --------
  Total Asset Management Division                          --              5              --
                                                     --------       --------        --------


 Corporate and Other                                        4            385             (84)
                                                     --------       --------        --------
  Total                                                    18            448             834
                                                     --------       --------        --------
Items Excluded From Adjusted Operating Income:
Realized investment gains, net of losses and
 related charges:
 Realized investment gains (losses), net                   --             --              --
 Related Charges:
  Reserves                                                 --             --              --
  Amortization of deferred policy
   acquisition costs                                       --             --              (7)
                                                     --------       --------        --------
   Total realized investment gains,
     net of losses and related charges                     --             --              (7)
                                                     --------       --------        --------
 Divested businesses and related runoff
    operations                                             --             --              --
                                                     --------       --------        --------
  Total -- Financial Services Businesses                   18            448             827
                                                     --------       --------        --------
Traditional Participating Products segment              2,261            152             269
Items Excluded From Adjusted Operating Income:
Realized investment gains, net of losses and
 related charges:
 Realized investment gains (losses), net                   --             --              --
 Related Charges:
  Dividends to policyholders                              445             --              --
                                                     --------       --------        --------
  Total realized investment gains, net
   of losses and related charges                          445             --              --
                                                     --------       --------        --------
  Total -- Traditional Participating
   Products segment
                                                        2,706            152             269
                                                     --------       --------        --------
  Total per Consolidated Financial Statements        $  2,724       $    600        $  1,096
                                                     ========       ========        ========

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


16. SEGMENT INFORMATION (continued)

                                                                     Year ended December 31, 1999
                                                        ----------------------------------------------------
                                                                                                 Interest
                                                                                               Credited to
                                                                       Net                    Policyholders'
                                                                   Investment  Policyholders'    Account
                                                        Revenues      Income       Benefits      Balances
                                                        --------    ----------  --------------  ----------
                                                                            (In Millions)
Financial Services Businesses:
 Individual Life Insurance                               $ 1,723       $   316       $   519       $   126
 Private Client Group                                      2,509           269            --            --
 Retail Investments                                        1,551           491           118           271
 Property and Casualty Insurance                           1,747           197         1,100            --
                                                         -------       -------       -------       -------
  Total U.S. Consumer Division                             7,530         1,273         1,737           397
                                                         -------       -------       -------       -------

 Group Insurance                                           2,428           470         1,749           197
 Other Employee Benefits                                   3,014         2,460           997         1,086
                                                         -------       -------       -------       -------
  Total Employee Benefits Division                         5,442         2,930         2,746         1,283
                                                         -------       -------       -------       -------

 International Insurance                                   1,522            99         1,031             1
 International Securities and Investments                    580            54            --            --
                                                         -------       -------       -------       -------
  Total International Division                             2,102           153         1,031             1
                                                         -------       -------       -------       -------

 Investment Management and Advisory Services                 768             3            --            --
 Other Asset Management                                      369            29            --            --
                                                         -------       -------       -------       -------
  Total Asset Management Division                          1,137            32            --            --
                                                         -------       -------       -------       -------

 Corporate and Other                                         566           926            80            --
                                                         -------       -------       -------       -------
  Total                                                   16,777         5,314         5,594         1,681
                                                         -------       -------       -------       -------
Items Excluded From Adjusted Operating Income:
Realized investment gains, net of losses and
 related charges:
 Realized investment gains (losses), net                     586            --            --            --
 Related Charges:
  Reserves                                                    --            --           147            --
  Amortization of deferred policy
   acquisition costs                                          --            --            --            --
                                                         -------       -------       -------       -------
   Total realized investment gains,
     net of losses and related charges                       586            --           147            --
                                                         -------       -------       -------       -------
 Divested businesses and related runoff operations           511           142            65            --
                                                         -------       -------       -------       -------
  Total -- Financial Services Businesses                  17,874         5,456         5,806         1,681
                                                         -------       -------       -------       -------
Traditional Participating Products segment                 8,356         3,911         4,420           130
Items Excluded From Adjusted Operating Income:
Realized investment gains, net of losses and
 related charges:
 Realized investment gains (losses), net                     338            --            --            --
 Related Charges:
  Dividends to policyholders                                  --            --            --            --
                                                         -------       -------       -------       -------
  Total realized investment gains, net                        --
   of losses and related charges                             338            --            --            --
                                                                       -------       -------       -------
  Total -- Traditional Participating
   Products segment                                        8,694         3,911         4,420           130
                                                         -------       -------       -------       -------
  Total per Consolidated Financial Statements            $26,568       $ 9,367       $10,226       $ 1,811
                                                         =======       =======       =======       =======


                                                            Year ended December 31, 1999
                                                       --------------------------------------

                                                                                 Amortization
                                                                                  of Deferred
                                                                                    Policy
                                                       Dividends to   Interest   Acquisition
                                                       Policyholders  Expense       Costs
Financial Services Businesses:                         -------------  --------  -------------
                                                                 (In Millions)
 Individual Life Insurance                               $     8       $     4       $   185
 Private Client Group                                         --            --            --
 Retail Investments                                           --             5           230
 Property and Casualty Insurance                              --            --           350
                                                         -------       -------       -------
  Total U.S. Consumer Division                                 8             9           765
                                                         -------       -------       -------


 Group Insurance                                              --            --            --
 Other Employee Benefits                                      --            51            10
                                                         -------       -------       -------
  Total Employee Benefits Division                            --            51            10
                                                         -------       -------       -------


 International Insurance                                       2            --           102
 International Securities and Investments                     --            --             1
                                                         -------       -------       -------
  Total International Division                                 2            --           103
                                                         -------       -------       -------


 Investment Management and Advisory Services                  --            --            --
 Other Asset Management                                       --            --            --
                                                         -------       -------       -------
  Total Asset Management Division                             --            --            --
                                                         -------       -------       -------


 Corporate and Other                                           5           420           (32)
                                                         -------       -------       -------
  Total                                                       15           480           846
                                                         -------       -------       -------
Items Excluded From Adjusted Operating Income:
Realized investment gains, net of losses and
 related charges:
 Realized investment gains (losses), net                      --            --            --
 Related Charges:
  Reserves                                                    --            --            --
  Amortization of deferred policy
   acquisition costs                                          --            --            (5)
                                                         -------       -------       -------
   Total realized investment gains,
     net of losses and related charges                        --            --            (5)
                                                         -------       -------       -------
 Divested businesses and related runoff operations            --            --            --
                                                         -------       -------       -------
  Total -- Financial Services Businesses                      15           480           841
                                                         -------       -------       -------
Traditional Participating Products segment                 2,246            71           314
Items Excluded From Adjusted Operating Income:
Realized investment gains, net of losses and
 related charges:
 Realized investment gains (losses), net                      --            --            --
 Related Charges:
  Dividends to policyholders                                 310            --            --
                                                         -------       -------       -------
  Total realized investment gains, net
   of losses and related charges                             310            --            --
                                                         -------       -------       -------
  Total -- Traditional Participating
   Products segment                                        2,556            71           314
                                                         -------       -------       -------
  Total per Consolidated Financial Statements            $ 2,571       $   551       $ 1,155
                                                         =======       =======       =======

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


16. SEGMENT INFORMATION (continued)



                                                                Year ended December 31, 1998
                                                        ------------------------------------------------------
                                                                                                   Interest
                                                                                                 Credited to
                                                                       Net                      Policyholders'
                                                                    Investment  Policyholders'     Account
                                                          Revenues    Income       Benefits        Balances
                                                          --------  ----------  --------------  --------------
                                                                          (In Millions)
Financial Services Businesses:
 Individual Life Insurance                               $ 1,674       $   300       $   525       $   117
 Private Client Group                                      2,317           255            --            --
 Retail Investments                                        1,532           567           125           294
 Property and Casualty Insurance                           1,812           223         1,070            --
                                                         -------       -------       -------       -------
  Total U.S. Consumer Division                             7,335         1,345         1,720           411
                                                         -------       -------       -------       -------

 Group Insurance                                           2,205           441         1,650           158
 Other Employee Benefits                                   3,258         2,730           991         1,278
                                                         -------       -------       -------       -------
  Total Employee Benefits Division                         5,463         3,171         2,641         1,436
                                                         -------       -------       -------       -------

 International Insurance                                   1,090            65           742             3
 International Securities and Investments                    532            55            --            --
                                                         -------       -------       -------       -------
  Total International Division                             1,622           120           742             3
                                                         -------       -------       -------       -------

 Investment Management and Advisory Services                 740             2            --            --
 Other Asset Management                                      253             9            --            --
                                                         -------       -------       -------       -------
  Total Asset Management Division                            993            11            --            --
                                                         -------       -------       -------       -------

 Corporate and Other                                         313           894            20            --
                                                         -------       -------       -------       -------
  Total                                                   15,726         5,541         5,123         1,850
                                                         -------       -------       -------       -------
Items Excluded From Adjusted Operating Income:
Realized investment gains, net of losses and
 related charges:
 Realized investment gains (losses), net                     944            --            --            --
 Related Charges:
  Reserves                                                    --            --           218            --
  Amortization of deferred policy
   acquisition costs                                          --            --            --            --
                                                         -------       -------       -------       -------
   Total realized investment gains,
     net of losses and related charges                       944            --           218            --
                                                         -------       -------       -------       -------
 Divested businesses and related runoff operations           325           119            55            --
                                                         -------       -------       -------       -------
  Total -- Financial Services Businesses                  16,995         5,660         5,396         1,850
                                                         -------       -------       -------       -------
Traditional Participating Products segment                 8,332         3,794         4,390           103
Items Excluded From Adjusted Operating Income:
Realized investment gains, net of losses and
 related charges:
 Realized investment gains (losses), net                   1,697            --            --            --
 Related Charges:
  Dividends to policyholders                                  --            --            --            --
                                                         -------       -------       -------       -------
  Total realized investment gains, net
   of losses and related charges                           1,697            --            --            --
                                                         -------       -------       -------       -------
  Total -- Traditional Participating
   Products segment                                       10,029         3,794         4,390           103
                                                         -------       -------       -------       -------
  Total per Consolidated Financial Statements            $27,024       $ 9,454       $ 9,786       $ 1,953
                                                         =======       =======       =======       =======

                                                            Year ended December 31, 1998
                                                       --------------------------------------
                                                                                Amortization
                                                                                 of Deferred
                                                                                   Policy
                                                       Dividends to   Interest   Acquisition
                                                       Policyholders  Expense       Costs
                                                       -------------  --------  -------------
                                                                     (In Millions)
Financial Services Businesses:
 Individual Life Insurance                               $     5       $     4       $   185
 Private Client Group                                         --            --            --
 Retail Investments                                           --             3           180
 Property and Casualty Insurance                              --            --           340
                                                         -------       -------       -------
  Total U.S. Consumer Division                                 5             7           705
                                                         -------       -------       -------


 Group Insurance                                              --             1            --
 Other Employee Benefits                                      --            28            10
                                                         -------       -------       -------
  Total Employee Benefits Division                            --            29            10
                                                         -------       -------       -------


 International Insurance                                       2            --           103
 International Securities and Investments                     --            --             1
                                                         -------       -------       -------
  Total International Division                                 2            --           104
                                                         -------       -------       -------


 Investment Management and Advisory Services                  --            --             5
 Other Asset Management                                       --            --            --
                                                         -------       -------       -------
  Total Asset Management Division                             --            --             5
                                                         -------       -------       -------


 Corporate and Other                                           5           446           (50)
                                                         -------       -------       -------
  Total                                                       12           482           774
                                                         -------       -------       -------
Items Excluded From Adjusted Operating Income:
Realized investment gains, net of losses and
 related charges:
 Realized investment gains (losses), net                      --            --            --
 Related Charges:
  Reserves                                                    --            --            --
  Amortization of deferred policy
   acquisition costs                                          --            --             7
                                                         -------       -------       -------
   Total realized investment gains,
     net of losses and related charges                        --            --             7
                                                         -------       -------       -------
 Divested businesses and related runoff operations            --            --            --
                                                         -------       -------       -------
  Total -- Financial Services Businesses                      12           482           781
                                                         -------       -------       -------
Traditional Participating Products segment                 2,229            66           358
Items Excluded From Adjusted Operating Income:
Realized investment gains, net of losses and
 related charges:
 Realized investment gains (losses), net                      --            --            --
 Related Charges:
  Dividends to policyholders                                 236            --            --
                                                         -------       -------       -------
  Total realized investment gains, net
   of losses and related charges                             236            --            --
                                                         -------       -------       -------
  Total -- Traditional Participating
   Products segment                                        2,465            66           358
                                                         -------       -------       -------
  Total per Consolidated Financial Statements            $ 2,477       $   548       $ 1,139
                                                         =======       =======       =======

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


16. SEGMENT INFORMATION (continued)


   The summary below presents total assets for the Company's reportable segments as of December 31, 2000, 1999 and 1998.

                                                                                                    Assets
                                                                                      ---------------------------------
                                                                                             2000       1999       1998
                                                                                         --------   --------   --------
                                                                                                 (In Millions)
Individual Life Insurance                                                                $ 22,992   $ 22,040   $ 20,406
Private Client Group                                                                       18,426     23,157     17,681
Retail Investments                                                                         27,042     28,658     25,594
Property and Casualty Insurance                                                             4,763      4,380      4,865
                                                                                         --------   --------   --------
  Total U.S. Consumer Division                                                             73,223     78,235     68,546
                                                                                         --------   --------   --------

Group Insurance                                                                            15,891     13,850     12,014
Other Employee Benefits                                                                    59,926     60,105     67,702
                                                                                         --------   --------   --------
  Total Employee Benefits Division                                                         75,817     73,955     79,716
                                                                                         --------   --------   --------

International Insurance                                                                     6,726      5,804      4,329
International Securities and Investments                                                    3,644      3,471      3,460
                                                                                         --------   --------   --------
  Total International Division                                                             10,370      9,275      7,789
                                                                                         --------   --------   --------

Investment Management and Advisory Services                                                20,251     18,174     18,421
Other Asset Management                                                                     10,351      7,384      5,716
                                                                                         --------   --------   --------
  Total Asset Management Division                                                          30,602     25,558     24,137
                                                                                         --------   --------   --------

Corporate and Other                                                                        12,814     29,498     36,136
                                                                                         --------   --------   --------
  Total--Financial Services Businesses                                                    202,826    216,521    216,324
                                                                                         --------   --------   --------

Traditional Participating Products segment                                                 69,927     68,573     63,098
                                                                                         --------   --------   --------
  Total Assets                                                                           $272,753   $285,094   $279,422
                                                                                         ========   ========   ========

17.  CONTINGENCIES AND LITIGATION
   Contingencies

   On September 19, 2000, the Company sold Gibraltar Casualty Company ("Gibraltar"), a subsidiary engaged in the commercial property and casualty insurance business, to Everest Re Group, Ltd. ("Everest"). Upon closing of the sale, the Company entered into a stop-loss reinsurance agreement with Everest whereby the Company will reinsure Everest for up to 80% of the first $200 million of any adverse loss development in excess of Gibraltar's carried reserves as of the closing of the sale.

   The Company's property and casualty operations are subject to rate and other laws and regulations covering a range of trade and claim settlement practices. State insurance regulatory authorities have broad discretion in approving an insurer's proposed rates. A significant portion of the Company's automobile insurance is written in the state of New Jersey. Under certain circumstances, New Jersey insurance laws require an insurer to provide a refund or credit to policyholders based upon the profits earned on automobile insurance.

   The Company has reviewed its obligations retained in the sale of the healthcare operations under certain managed care arrangements for possible failure to comply with contractual and regulatory requirements.

   It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes,

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


17. CONTINGENCIES AND LITIGATION (continued)




   however, that ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

   Litigation

   The Company is subject to legal and regulatory actions in the ordinary course of its businesses. Pending legal and regulatory actions include proceedings relating to aspects of our businesses and operations that are specific to the Company and proceedings that are typical of the businesses in which the Company operates, including in both cases businesses that have either been divested or placed in wind-down status. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

   In particular, the Company has been subject to substantial regulatory actions and civil litigation involving individual life insurance sales practices. In 1996, the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the Company agreed to various changes to its sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied. While the approval of the class action settlement is now final, the Company remains subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

   As of December 31, 2000, the Company remained a party to approximately 61 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies the Company issued in the United States between 1982 and 1995. In addition, there were 48 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. The Company believes that those actions are governed by the class settlement release and expects them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlement or who failed to "opt out" but nevertheless seek to proceed against the Company. A number of the plaintiffs in these cases seek large and/or indeterminate amounts, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

   The Company believes that its reserves related to sales practices, as of December 31, 2000, are adequate. No incremental provisions were recorded in 2000. In 1999, 1998, 1997 and 1996, the Company recorded provisions in its Consolidated Statements of Operations of $100 million, $1,150 million, $2,030 million and $1,125 million, respectively, to provide for estimated remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against the Company separately and other fees and expenses associated with the resolution of sales practices issues.

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


17. CONTINGENCIES AND LITIGATION (continued)


   The following table summarizes the Company's charges for the estimated total costs of sales practices remedies and additional sales practices costs and related liability balances as of the dates indicated:

                                                                                   Year Ended December 31,
                                                                        --------------------------------------------
                                                                           2000      1999      1998     1997    1996
                                                                          -----    ------    ------   ------  ------
                                                                                        (In Millions)
Liability balance at beginning of period                                  $ 891    $3,058    $2,553   $  963  $  -
Charges to expense:
  Remedy costs                                                              (54)      (99)      510    1,640     410
  Additional sales practices costs                                           54       199       640      390     715
                                                                          -----    ------    ------   ------  ------
  Total charges to expense                                                    -       100     1,150    2,030   1,125
Amounts paid or credited:
  Remedy costs                                                              448     1,708       147        -       -
  Additional sales practices costs                                          190       559       498      440     162
                                                                          -----    ------    ------   ------  ------
  Total amounts paid or credited                                            638     2,267       645      440     162
                                                                          -----    ------    ------   ------  ------
Liability balance at end of period                                        $ 253    $  891    $3,058   $2,553  $  963
                                                                          =====    ======    ======   ======  ======


   In 1996, the Company recorded in its Consolidated Statement of Operations the cost of $410 million before taxes as a guaranteed minimum remediation expense pursuant to the settlement agreement. Management had no better information available at that time upon which to make a reasonable estimate of the losses associated with the settlement. Charges were also recorded in 1996 for estimated additional sales practices costs totaling $715 million before taxes.

   In 1997, management increased the estimated liability for the cost of remedying policyholder claims by $1,640 million before taxes. This increase was based on additional information derived from claim sampling techniques, the terms of the settlement and the number of claim forms received. The Company also recorded additional charges of $390 million before taxes to recognize the increase in estimated total additional sales practices costs.

   In 1998, the Company recorded an additional charge of $510 million before taxes to recognize the increase of the estimated total cost of remedying policyholder claims to a total of $2,560 million before taxes. This increase was based on (i) estimates derived from an analysis of claims actually remedied (including interest); (ii) a sample of claims still to be remedied;
   (iii) an estimate of additional liabilities associated with a claimant's right to "appeal" the Company's decision; and (iv) an estimate of an additional liability associated with the results of an investigation by a court-appointed independent expert regarding the impact of the Company's failure to properly implement procedures to preserve all documents relevant to the class action and remediation program. The Company also recorded additional charges of $640 million before taxes to recognize the increase in estimated total additional sales practices costs.

   In 1999, the Company recorded an increase of $199 million of the estimate of total additional sales practices costs. This was offset by a $99 million release of the previously recorded liability relative to remedy costs reflecting a decrease in the estimate of the total costs of remedying policyholder claims.

   In 2000, the Company recorded an increase of $54 million of the estimate of total additional sales practices costs. This was partially offset by a $54 million release of the previously recorded liability relative to remedy costs reflecting a decrease in the estimate of the total costs of remedying policyholder claims.

   In addition, the Company retained all liabilities for the litigation associated with its discontinued healthcare business that existed at the date of closing with Aetna (August 6, 1999), or is commenced within two years

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


17. CONTINGENCIES AND LITIGATION (continued)


   of that date, with respect to claims relating to events that occurred prior to the closing date. This litigation includes purported class actions and individual suits involving various issues, including payment of claims, denial of benefits, vicarious liability for malpractice claims, and contract disputes with provider groups and former policyholders. Some of the purported class actions challenge practices of the Company's former managed care operations and assert nationwide classes. On October 23, 2000, by Order of the Judicial Panel on Multi-district Litigation, a number of these class actions were consolidated for pre-trial purposes, along with lawsuits pending against other managed health care companies, in the United States District Court for the Southern District of Florida in a consolidated proceeding captioned In Re Managed Care Litigation. Some of these class actions allege, among other things, misrepresentation of the level of services and quality of care, failure to disclose financial incentive agreements with physicians, interference with the physician-patient relationship, breach of contract and fiduciary duty, violations of and conspiracy to violate RICO, deprivation of plaintiffs' rights to the delivery of honest medical services and industry-wide conspiracy to defraud physicians by failing to pay under provider agreements and by unlawfully coercing providers to enter into agreements with unfair and unreasonable terms. The remedies sought include unspecified damages, restitution, disgorgement of profits, treble damages, punitive damages and injunctive relief. This litigation is in the preliminary stages.

   The Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves, should not have a material adverse effect on the Company's financial position.

18. OTHER EVENTS

   The Company is currently seeking to acquire Kyoei Life Insurance Co., Ltd. ("Kyoei"), a financially troubled Japanese life insurer, subject to final completion of reorganization proceedings involving Kyoei under the Corporate Reorganization Law of Japan ("Reorganization Law"). Pursuant to these proceedings, on April 2, 2001, the Tokyo District Court approved a reorganization plan ("Reorganization Plan") providing for the restructuring of Kyoei's assets and liabilities. The Reorganization Plan is expected to become effective in April 2001. The Reorganization Plan includes the extinguishment of all existing stock of Kyoei for no consideration and the issuance of one million new shares of common stock. Under the Reorganization Plan, the Company will contribute approximately $437 million in cash to Kyoei's capital and acquire 100% of Kyoei's newly issued common stock and provide approximately $857 million to Kyoei in the form of a subordinated loan. There is no assurance that the Company will complete the proposed acquisition.



                                     ******

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial statements and Exhibits

            (a)   The following financial statements are included in Part B:

                  Financial Statements of Registrant for the fiscal year ended December 31, 2000

                  Financial Statement of Depositor - The Prudential Insurance Company of America

            (b)   Exhibits

                  1. Resolution adopted by the Board of Directors of The Prudential Insurance Company of America on February 11, 1997 establishing the Prudential Discovery Select Group Variable Contract Account (the "Discovery Account"). (Note 2)

                  2.        Not applicable.

                  3(a).     Distribution Agreement. (Note 4)

                  3(b).     Broker-dealer sales agreement. (Note 2)

                  4(a). Form of Group Annuity Contract offered by The Prudential Insurance Company of America (FL). (Note
                            2)

                  4(b). Form of Group Annuity Contract offered to small 401 plans by The Prudential Insurance Company of America. (PA) (Note 4)

                  4(c) Form of Group Annuity Contract offered by the Prudential Insurance Company of America (NJ). (Note
                            8)

                  5(a).     Not applicable.

                  5(b). Form of Participant enrollment form (including acknowledgment of restrictions on redemption imposed by I.R.C. Section 403(b)). (Note 2)

                  6(a). Charter of The Prudential Insurance Company of America, as amended November 14, 1995. (Note 5)

                  6(b). By-Laws of The Prudential Insurance Company of America, as amended May 12, 1998. (Note 7)

                  7.        Not applicable.

                  8(a). Participation Agreement between The Prudential Insurance Company of America and AIM Variable Insurance Funds, Inc. (Note 2)

                  8(b). Participation Agreement between The Prudential Insurance Company of America and T. Rowe Price Equity Series, Inc. (Note 2)

                  8(c). Participation Agreement between The Prudential Insurance Company of America and Janus Aspen Series. (Note 2)

                   8(c)(i). Form of Amendment to Participation Agreement between
                            The Prudential Insurance Company of America and Janus Aspen Series. (Note 8)

                   8(d). Participation Agreement between The Prudential Insurance Company of America and MFS Variable Insurance Trust. (Note 2)

                   8(e). Participation Agreement between The Prudential Insurance Company of America and OCC Accumulation Trust. (Note 2)

                   8(f). Participation Agreement between The Prudential Insurance Company of America and Warburg Pincus Trust. (Note 2)

                   8(g). Retirement Plan Services Outsourcing Agreement between The Prudential Insurance Company of America and BISYS Plan Services, L.P. (Note 4)

                   9. Consent and opinion of C. Christopher Sprague, Assistant General Counsel, The Prudential Insurance Company of America, as to the legality of the securities being registered.

                   10(a). Consent of PricewaterhouseCoopers LLP, Independent Accountants.

                   10(b).   Consent of Shea & Gardner.


                   10(c). Powers of Attorney for Franklin Agnew, Frederick Becker, Richard Carbone, Gilbert F. Casellas, James Cullen, Carolyne Davis, Allan Gilmour, William Gray, Jon Hanson, Glen Hiner, Constance Horner,
                            Gaynor Kelley, Burton Malkiel, Anthony S. Piszel, Arthur Ryan, Ida Schmertz, Charles Sitter,
                            Donald Staheli, Richard Thomson, James Unruh,
                            P. Roy Vagelos, Stanley Van Ness, Paul Volcker. (Note 3)


                   11.      Not applicable.

                   12.      Not applicable.

                   13.      Schedule for Computation of Performance
                            Calculations.
----------

(Note 1)  Filed herewith.

(Note 2) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed June 17, 1997.


(Note 3) Incorporated by reference to Post-Effective Amendment No. 14 to Form S-1, Registration Statement No. 33-20083, filed on April 10, 2001, on behalf of The Prudential Variable Contract Real Property Account.


(Note 4) Incorporated by reference to Post-Effective Amendment No. 2 to this Registration Statement, filed August 19, 1998.

(Note 5) Incorporated by reference to Post-Effective Amendment No. 9 to Form S-1, Registration No. 33-20083, filed April 9, 1998 on behalf of The Prudential Variable Contract Real Property Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-1, Registration No. 33-20083, filed April 9, 1997 on behalf of The Prudential Variable Contract Real Property Account.

(Note 7) Incorporated by reference to Form S-6, Registration No. 333-64957, filed September 30, 1998 on behalf of The Prudential Variable Appreciable Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 4 to this Registration Statement, filed February 23, 1999.

Item 25. Directors and Officers of the Depositor

Information about the Directors and Executive Officers of Prudential, Registrant's depositor, appears under the heading of "Directors and Officers of Prudential" in the Statement of Additional information (Part B of this Registration Statement).

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Registrant is a separate account of The Prudential Insurance Company of America, a mutual life insurance company organized under the laws of the State of New Jersey. The subsidiaries of Prudential and short descriptions of each are listed under Item 25 to Post-Effective Amendment No. 42 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed April __, 2001, the text of which is hereby incorporated.

In addition to the subsidiaries shown on the Organization Chart, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential also holds directly and in three of its separate accounts, shares of The Prudential Series Fund, Inc., a Maryland corporation. The balance of the shares of The Prudential Series Fund, Inc. are held in separate accounts of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey, wholly-owned subsidiaries of Prudential. All of the separate accounts referred to above are unit investment trusts registered under the Investment Company Act of 1940. Prudential's Gibraltar Fund, Inc. and The Prudential Series Fund, Inc. are registered as open-end, diversified management investment companies under the Investment Company Act of 1940. The shares of these investment companies are voted in accordance with the instructions of persons having interests in the unit investment trusts, and Prudential, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.

Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential registered as open-end, diversified management investment companies under the Investment Company Act of 1940.

Prudential is a mutual insurance company. Its financial statements have been prepared in conformity with generally accepted accounting principles, which include statutory accounting practices prescribed or permitted by state regulatory authorities for insurance companies.

Item 27. Number of Contractholders

As of February 28, 2001 there were 327 Contractholders of qualified Contracts offered by the Registrant, and 3 Contractholders of non-qualified Contracts offered by the Registrant.

Item 28. Indemnification

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions and exclusions of the insurance policies.

New Jersey, being the state of organization of The Prudential Insurance Company of America ("Prudential"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's By-law 27, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 6 to Form S-6, Registration No. 333-64957, filed September 30, 1998, on behalf of the Prudential Variable Appreciable Account.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

          (a) PIMS is distributor for Prudential Government Securities Trust, The Target Portfolio Trust, Cash Accumulation Trust, COMMAND Government Fund, COMMAND Money Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential MoneyMart Assets Inc., Prudential Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential International Bond Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential 20/20 Focus Fund, Value Fund, Prudential World Fund, Inc., Strategic Partners Series and Target Funds.

               PIMS is also distributor of the following registered investment companies: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Premier Group Variable Contract Account, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

         (b)(1) The following table sets forth certain information regarding the officers and directors of PIMS:

                   NAME AND PRINCIPAL         POSITIONS AND OFFICES
                   BUSINESS ADDRESS           WITH UNDERWRITER
                   ------------------------   ---------------------------------
                   Robert F. Gunia            President

                   C. Edward Chaplin          Treasurer

                   Stuart A. Abrams           Senior Vice President and Chief
                                              Compliance Officer

                   Francis O. Odubekun        Senior Vice President and
                                              Chief Operating Officer

                   Jean D. Hamilton           Executive Vice President

                   Carl L. McGuire            Vice President

                   Bernard B. Winograd        Executive Vice President

                   William V. Healey          Senior Vice President, Secretary
                                              and Chief Legal Officer

                   Margaret M. Deverell       Senior Vice President, Comptroller
                                              and Chief Financial Officer

                   ------------------

                   The principal business address for the directors and officers, with the exception of Carl L. McGuire, is 751 Broad Street, Newark, NJ 07102. The principal business address for Carl L. McGuire is: c/o Prudential Investments, 30 Scranton Office Park, Scranton, PA 18307

           (c)
                   NAME OF                       NET UNDERWRITING
                   PRINCIPAL                     DISCOUNTS AND       COMPENSATION      BROKERAGE
                   UNDERWRITER                   COMMISSIONS         ON REDEMPTION     COMMISSIONS
                   -------------------------     ----------------    -------------     -----------
                   Prudential Investment         $                   $                 $
                   Management Services, LLC      -0-                 -0-               1,170,407

Item 30. Location of Accounts and Records

The names and addresses of the persons who maintain physical possession of the accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are:

         The Prudential Insurance Company of America and Prudential Investment Management, Inc.
         751 Broad Street
         Newark, New Jersey 07102-3777

         The Prudential Insurance Company of America and Prudential Investment Management, Inc.
         Gateway Buildings Two, Three and Four
         100 Mulberry Street
         Newark, New Jersey 07102

         The Prudential Insurance Company of America and
         Prudential Investment Management, Inc.
         56 North Livingston Avenue
         Roseland, New Jersey 07088

         The Prudential Insurance Company of America
         c/o Prudential Investment
         30 Scranton Office Park
         Scranton, Pennsylvania 18507-1789

         The Prudential Insurance Company of America
         c/o The Prudential Asset Management Company, Inc.
         71 Hanover Road
         Florham Park, New Jersey 07932


         State Street Bank & Trust
         801 Pennsylvania
         Kansas City, MO 64105


         BISYS Plan Services, L. P.
         323 Norristown Road
         Ambler, PA 19002

Item 31. Management Services

         Summary of Retirement Plan Services Outsourcing Agreement

Included as an exhibit to this registration statement is an agreement (the "Agreement") dated August 6, 1998 between The Prudential Insurance Company of America ("Prudential") and BISYS Plan Services, L. P. ("BISYS"). Pursuant to the Agreement, Prudential has delegated to BISYS certain recordkeeping and administrative services to be performed on behalf of certain defined contribution pension plans (the "Plans") that qualify or intend to qualify under
Section 401(k) and/or Section 401(a) of the Internal Revenue Code of 1986, as amended. In addition to the recordkeeping and administrative services, BISYS is obligated under the Agreement to arrange for the provision to the Plans of certain trust and accounting services and certain order placement, processing and related services. Schedule F of the Agreement describes the specific services that BISYS will provide with respect to the Discovery Select Group Retirement Annuity. These services include, among others: (a) providing participant-level recordkeeping, (b) administering certain features of the annuity, and (c) transmitting participant purchase orders.

The Plans to which BISYS will provide these services are small defined contribution plans with which Prudential has entered into an administrative services agreement. Typically, these Plans will share the following characteristics, among others: (a) less than $1 million in anticipated Plan assets, (b) fewer than 100 eligible employees, and (c) $3,000 minimum average annual cash flow per participant (for a start-up Plan).

Under the Agreement, BISYS collects from the Plans a variety of fees and charges (the "Fees") on Prudential's behalf, and is entitled to keep such Fees as payment in full for BISYS's satisfactory performance of its services and obligations under the Agreement. These Fees include, among others: (a) an annual fee of $2,000 per Plan, (b) an annual fee per Plan participant of either $14 or $28, and (c) an installation charge for each startup Plan of $1,500.

The initial term of the Agreement is two years from the Agreement's "effective date." The Agreement is automatically extended for successive two year terms unless, at least 180 days prior to the end of such initial or subsequent term, BISYS gives Prudential notice that such term will not be extended.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

         (b) to include either (1) as part of any enrollment form to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Prudential Insurance Company of America hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Insurance Company of America.

                                403(b) ANNUITIES

The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs
(1)-(4) thereof.


                                    TEXAS ORP

The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-(d) of that Rule will be complied with.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Prudential Discovery Select Group Variable Contract Account, represents that this post-effective amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933, and further represents that no material event requiring disclosure in the prospectus has occurred since the effective date of the most recent post-effective amendment to this registration statement, and the Registrant and the Depositor have duly cause this Registration Statement to be signed on their behalf, in the City of Newark, and State of New Jersey, on this 30th day of April 2001.


                         THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
                         -----------------------------------------------
                             (REGISTRANT)

                         BY: THE PRUDENTIAL INSURANCE COMPANY OF
                             AMERICA
                         -----------------------------------------------
                             (DEPOSITOR)



By:      /s/ C. CHRISTOPHER SPRAGUE
     ------------------------------------
     C. Christopher Sprague
     Vice President and Corporate Counsel
     ------------------------------------
           (Signature and Title)

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Prudential Discovery Select Group Variable Contract Account, represents that this post-effective amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933, and further represents that no material event requiring disclosure in the prospectus has occurred since the effective date of the most recent post-effective amendment to this registration statement, and the Registrant and the Depositor have duly cause this Registration Statement to be signed on their behalf, in the City of Newark, and State of New Jersey, on this 30th day of April 2001.



          SIGNATURE AND TITLE
          --------------------

  /s/          *                                /s/          *
---------------------------------------       ----------------------------------
      ARTHUR F. RYAN                                CAROLYNE K. DAVIS
      CHAIRMAN OF THE BOARD, PRESIDENT              DIRECTOR
      AND CHIEF EXECUTIVE OFFICER


  /s/          *                                /s/          *
---------------------------------------       ----------------------------------
      ANTHONY S. PISZEL                             ALLAN D. GILMOUR
      VICE PRESIDENT AND CONTROLLER                 DIRECTOR
      (CHIEF ACCOUNTING OFFICER)


  /s/          *                                /s/          *
---------------------------------------       ----------------------------------
      RICHARD J. CARBONE                            WILLIAM H. GRAY, III
      SENIOR VICE PRESIDENT AND                     DIRECTOR
      CHIEF FINANCIAL OFFICER


  /s/          *                                /s/          *
---------------------------------------       ----------------------------------
      FRANKLIN E. AGNEW                             JON F. HANSON
      DIRECTOR                                      DIRECTOR


  /s/          *                                /s/          *
---------------------------------------       ----------------------------------
      FREDERIC K. BECKER                            GLEN H. HINER
      DIRECTOR                                      DIRECTOR


  /s/          *
---------------------------------------
      GILBERT F. CASELLAS
      DIRECTOR


  /s/          *                              *By:      C. CHRISTOPHER SPRAGUE
---------------------------------------             ----------------------------
      JAMES G. CULLEN                                   C. CHRISTOPHER SPRAGUE
      DIRECTOR                                              (ATTORNEY-IN-FACT)


                                                                 April 30, 2001

         SIGNATURE AND TITLE
         --------------------

 /s/          *                              /s/          *
----------------------------               -------------------------------------
     CONSTANCE J. HORNER                         RICHARD M. THOMSON
     DIRECTOR                                    DIRECTOR


 /s/          *                              /s/          *
----------------------------               -------------------------------------
     GAYNOR N. KELLEY                            JAMES A. UNRUH
     DIRECTOR                                    DIRECTOR


 /s/          *                              /s/          *
----------------------------               -------------------------------------
     BURTON G. MALKIEL                           P. ROY VAGELOS, M.D.
     DIRECTOR                                    DIRECTOR


 /s/          *                              /s/          *
----------------------------               -------------------------------------
     IDA F.S. SCHMERTZ                           STANLEY C. VAN NESS
     DIRECTOR                                    DIRECTOR


 /s/          *                              /s/          *
----------------------------               -------------------------------------
     CHARLES R. SITTER                           PAUL A. VOLCKER
     DIRECTOR                                    DIRECTOR


 /s/          *
----------------------------
     DONALD L. STAHELI
     DIRECTOR


                                           *By:       C. CHRISTOPHER SPRAGUE
                                                 -------------------------------
                                                      C. CHRISTOPHER SPRAGUE
                                                      (ATTORNEY-IN-FACT)


                                                                 April 30, 2001

                                  EXHIBIT INDEX

Exhibit No.                        Description
-----------                        -----------
    9 Consent and Opinion of C. Christopher Sprague, Assistant General Counsel, The Prudential Insurance Company of America, as to the legality of the securities being registered.

   10(a)    Consent of PricewaterhouseCoopers LLP, independent accountants.

   10(b)    Consent of Shea & Gardner.

   13       Schedule of Computation of Performance Calculations.